As filed with the Securities and Exchange Commission on December 3, 2010

Registration No. 333-90243
811-06459

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
MERRILL LYNCH RETIREMENT POWER®
FORM N-4
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
Pre-Effective Amendment No.___
Post-Effective Amendment No. 13
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 72
MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
(Exact Name of Registrant)
TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY
(Name of Depositor)
425 West Capitol Avenue, Suite 1800
Little Rock, AR 72201
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number: (319) 355-8330
Darin D. Smith, Esq.
Transamerica Advisors Life Insurance Company
4333 Edgewood Road, N.E.
Cedar Rapids, IA 52499-4240
(Name and Address of Agent for Service)
Copy to:
Mary Thornton Payne, Esq.
Sutherland Asbill and Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415
Title of Securities Being Registered: Flexible Premium Variable Annuity Policies
It is proposed that this filing become effective:
    Ö     immediately upon filing pursuant to paragraph (b) of Rule 485
_____ on ______________ pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on ______________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

TRANSAMERICA ADVISORS LIFE
INSURANCE COMPANY
(formerly known as
Merrill Lynch Life Insurance Company)
Merrill Lynch Life Variable Annuity
Separate Account A
Supplement Dated December 3, 2010
to the
Prospectus For
MERRILL LYNCH RETIREMENT POWER®
(Dated May 1, 2006)
This supplement describes changes to the variable annuity contract listed above (the “Contract”) issued by Transamerica Advisors Life Insurance Company (formerly Merrill Lynch Life Insurance Company). Please retain this supplement with your Prospectus for future reference.
The following addresses and phone numbers replace all references in the Prospectus:
Notice to Contract Owners
Contact us at:
Transamerica Advisors Life Insurance Company
Service Center
4333 Edgewood Road, NE
Cedar Rapids, Iowa 52499-0001
800-535-5549
The following is a list of the currently available funds under the contract:
AIM Variable Insurance Funds (Invesco Variable Insurance
Funds) — Series I Shares
Managed by Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund
Invesco V.I. International Growth Fund
Invesco Van Kampen V.I. Capital Growth Fund
Invesco Van Kampen V.I. Comstock Fund
AllianceBernstein Variable Products Series Fund, Inc. — Class A
Managed by AllianceBernstein L.P.
AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio
American Century Variable Portfolios, Inc. — Class I
Managed by American Century Investment Management, Inc.
VP Ultra® Fund
BlackRock Variable Series Fund, Inc. — Class I Shares
Managed by BlackRock Investments, LLC
BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Government Income V.I. Fund
BlackRock International Value V.I. Fund
BlackRock Money Market V.I.Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock Value Opportunities V.I. Fund
Davis Variable Account Fund, Inc.
Managed by Davis Selected Advisers, LP
Davis Value Portfolio
Federated Insurance Series — Primary Class Shares
Managed by Federated Equity Management Company of Pennsylvania
Federated Capital Appreciation Fund II
Federated Kaufmann Fund II
MFS® Variable Insurance Trust — Initial Class
Managed by MFS® Investment Management
MFS® Growth Series
PIMCO Variable Insurance Trust — Administrative Class Shares
Managed by Pacific Investment Management Company LLC
Total Return Portfolio
Seligman Portfolios, Inc. — Class I
Managed by J. & W. Seligman & Co. Incorporated
Seligman Smaller-Cap Value Portfolio

The following hereby replaces the “FEE TABLE” section in the Prospectus:
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.
Contract Owner Transaction Expenses

Sales Load Imposed on Premiums	None
Contingent Deferred Sales Charge (as a % of premium withdrawn)	None
Transfer Fee[1]	$25
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.
Periodic Charges Other Than Fund Expenses

Annual Contract Fee[2]	$40
Separate Account Annual Expenses (as a % of average Separate Account value)
Current and Maximum Asset-Based Insurance Charge	1.59%
Annual Charge for Optional Rider:
Estate Enhancer Charge[3]	0.25%

[1]	There is no charge for the first 12 transfers in a contract year. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers.

[2]	The contract fee will be assessed annually at the end of each contract year and upon a full withdrawal only if the greater of contract value, or premiums less withdrawals, is less than $25,000.

[3]	The Estate Enhancer charge will be assessed annually at the end of each contract year based on the average of your contract values as of the end of each of the prior four contract quarters. We also impose a pro rata amount of this charge upon surrender, annuitization, death, or termination of the rider. We don’t deduct this charge after the annuity date.
The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the fiscal year ended December 31, 2009. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Range of Expenses for the Funds[4]	Minimum	Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)	0.43%	2.34%

[4]	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2009 or estimated for the current year. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may contractually or voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.
Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Separate Account Annual Expenses, the Estate Enhancer Charge, and Annual Fund Operating Expenses.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum and minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender, annuitize, or remain invested in the Contract at the end of the applicable time period:
     Assuming the maximum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years
$424	$1,283	$2,155	$4,396
     Assuming the minimum fees and expenses of any Fund, your costs would be:

1 year	3 years	5 years	10 years
$235	$724	$1,239	$2,653
Because there is no contingent deferred sales charge, you would pay the same expenses whether you surrender your Contract at the end of the applicable time period or not, based on the same assumptions.
The Example does not reflect the $40 contract fee because, based on average contract size and withdrawals, its effect on the examples shown would be negligible. They assume that the Estate Enhancer benefit is elected and reflect the annual charge of 0.25% of the average contract value at the end of the four prior contract quarters. Contractual waivers and reimbursements are reflected in the first year of the example, but not in subsequent years. See the “Charges and Discussions” section in the Prospectus and the Fund prospectuses for a further discussion of fees and charges.
The examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the examples.
Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus Supplement.
The following hereby replaces the “Merrill Lynch Life Insurance Company” section in the Prospectus:
Transamerica Advisors Life Insurance Company
(Formerly “Merrill Lynch Life Insurance Company”)
We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and engaged in the sale of life insurance and annuity products. We changed our corporate location to Arkansas on August 31, 1991. On December 28, 2007, we became an indirect wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V. of the Netherlands conducts its business through subsidiary companies engaged primarily in the insurance business. We were formerly an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., (“Merrill Lynch”) a corporation whose common stock is traded on the New York Stock Exchange.
Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.
The following hereby replaces the “Certain Payments We Receive With Regard to the Funds” section in the Prospectus:
Certain Payments We Receive With Regard to the Funds
We (and our affiliates) may directly or indirectly receive payments, which may be significant, from the Funds, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive two types of payments:

•	Rule 12b-1 and Shareholder Service Fees. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees annually range from 0% to 0.25% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. We may continue to receive 12b-1 or shareholder service fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we or our affiliates provide.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, and/or distributor (or affiliates thereof) of the Funds may make payments to us and/or our affiliates. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0% to 0.30% annually.

The combined percentages we receive with regard to each Fund currently range from 0% to 0.378% annually. Proceeds from these payments by the Funds, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the Contract, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Funds. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the Contracts, see “Other Information — Selling the Contract” in this prospectus.
The following hereby replaces the “Disruptive Trading” section in the Prospectus:
Disruptive Trading
Frequent or short-term transfers among subaccounts, such as those associated with “market timing” transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds’ investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures (“Disruptive Trading Procedures”). We employ various means to try to detect such transfer activity, such as periodically examining the number of “round trip” transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.
Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a “warned” contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We will also require that the contract owner’s signature on these transfer requests be notarized or signature guaranteed. If this restriction fails to limit further disruptive trading activities, we may additionally require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Procedures. We currently do not, but may in the future, impose different restrictions, such as:
•	not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;

•	limiting the dollar or percentage of contract value that may be transferred among the subaccounts at any one time; and

•	imposing a redemption fee on certain transfers.

Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner’s future transfers.
Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective and consequently may result in certain trading activities being prohibited while others are allowed to proceed. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity. In addition, the other insurance companies and/or retirement plans that invest in the Funds may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we also cannot guarantee that the Funds (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.
The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. We may not have the contractual authority or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. However, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who violate the disruptive trading policies established by the Fund.
Accordingly, to the extent permitted by applicable law, we reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund’s own policies and procedures on disruptive trading activities.
Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds’ ability to apply their respective disruptive trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.
In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.
Effective on or about December 31, 2010, Transamerica Asset Management, Inc. will replace Roszel Investment Advisors, LLC as the investment advisor to the Asset Allocation Program offered in your variable annuity. The following hereby replaces corresponding paragraphs in the “Asset Allocation Program” section of the prospectus.

Asset Allocation Program
The following is a general description of the Asset Allocation Program. A complete description is available in the brochure for the Program. This disclosure explains the material features of the Asset Allocation Program. The application and operation of the Asset Allocation Program are subject to the terms and conditions of the contract itself.
General. We make available to contract owners an Asset Allocation Program, for which our affiliate Transamerica Asset Management, Inc. (“TAM”) provides investment advice. TAM is an investment adviser registered under the Investment Advisers Act of 1940. As compensation for its services, we currently pay TAM 0.0375% of the value of the assets in the Merrill Lynch Investor Choice Annuity® and the IRA Annuity® product’s Asset Allocation Programs. We pay compensation for these services from our own company assets. We may alter the amount we pay, or cease paying, TAM for these services at any time in our sole discretion. If you participate in the Asset Allocation Program, TAM serves as investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing or by proper telephone authorization at any time after issue. If you elect the Asset Allocation Program you must include all contract value in the Program. You do not pay a fee for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of TAM; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.
There is no assurance that investment returns will be better through participation in the Asset Allocation Program. Your Contract may still lose money and experience volatility.
Asset Allocation Models. Except as described below, a contract owner electing to participate in the Asset Allocation Program (a “Program participant”) will elect to have his or her contract value allocated according to one of the model portfolios developed by TAM. There are currently five asset allocation models to choose from:

•	Conservative (formerly, Capital Preservation) — seeks capital preservation

•	Moderately Conservative (formerly, Income) — seeks income

•	Moderate (formerly, Income & Growth) — seeks income and growth

•	Moderately Aggressive (formerly, Growth) — seeks growth

•	Aggressive (formerly, Aggressive Growth) — seeks aggressive growth

When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Your Financial Advisor can assist you in completing the questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her financial situation, investment objectives, and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative, but the models are not constructed on an individualized basis for any one Program participant. Each model identifies one or more specific subaccounts and the percentage of premium or contract value allocated to each of those subaccount(s). The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.
All of the asset allocation models may include subaccount(s) which invest in fixed income funds, the concentration and selection of which depends on the particular investment risk for that model. You may lose money by investing in an asset allocation model, the model may not perform as intended, an asset allocation model may perform better or worse than other models, and the models depend on the performance of the underlying funds of each model. The asset allocation models may be unsuccessful in maximizing returns and/or avoiding investment losses.
Changes to the Composition of Asset Allocation Models. On a quarterly basis, TAM reviews the asset allocation models and may adjust the composition of each model, which may include changes to the subaccount(s) in the model and/or the percentage allocations. Any adjustments become effective on the last business day of the calendar quarter.

If, as a result of such review, a change is made to an asset allocation model, TAM will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a “self-directed portfolio”). TAM provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, the Asset Allocation Program will be terminated as to that Program participant. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will no longer receive written materials from TAM about the changes being made to the models. However, those Program participants can elect at any time to again participate in the Asset Allocation Program.
Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of the calendar quarter.
Initial Allocation to the Selected Asset Allocation Model. At the time you elect the Asset Allocation Program, you may choose to reallocate your contract value on the date of your election to the asset allocation model currently in effect, or you may choose to have your contract value reallocated on the last business day of the calendar quarter in which we receive the information necessary to process your request to the asset allocation model in effect for the calendar quarter following your election.
Quarterly Rebalancing. On the last business day of each calendar quarter, we automatically rebalance the contract value to maintain the subaccount(s) and percentages for each Program participant’s selected asset allocation model. This quarterly rebalancing takes account of:
•	increases and decreases in contract value in each subaccount due to subaccount performance,

•	increases and decreases in contract value in each subaccount due to withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments, and

•	any adjustments TAM has made to the selected model.
The first quarterly rebalancing will occur at the end of the first calendar quarter following the date the Program participant elects to participate in the Asset Allocation Program.
We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.
Allocation of Future Premiums. The asset allocation model that a Program participant selects will override any prior percentage allocations that the Program participant may have chosen and all future premiums will be allocated accordingly. In addition, in the event that a Program participant terminates his or her participation in the Program, unless we receive different instructions, any future premium payments will be allocated according to the percentage allocations of the previously selected model under the Program at the time the Program participant elected to terminate his or her participation.
Other Information. At any time, a Program participant can request to change his or her selected model or can elect to terminate his or her participation in the Asset Allocation Program and allocate his or her contract value among the subaccounts. If a Program participant allocates contract value among the subaccounts, his or her participation in the Asset Allocation Program will terminate and we will consider the Program participant to be in a self-directed portfolio.
TAM will remind Program participants at least annually to determine whether the Program participant’s financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify their Financial Advisor of any changes to their financial situation or investment objectives or contact us if they wish to change their selected model or create a self-directed portfolio.
Funds selected by TAM to be part of an asset allocation model may be advised or subadvised by TAM or one of its affiliates. To the extent that TAM includes such proprietary Funds in its models, TAM and/or its affiliates will receive additional compensation from the advisory fees of the Funds. (See “Certain Payments We Receive With Regard to the Funds” for information on compensation with regard to proprietary Funds.) TAM considers the compensation it receives, among a number of other factors, when deciding to include proprietary funds in the asset allocation models. You should be aware of this potential financial benefit if you elect to participate in the Asset Allocation Program.
For more information on TAM’s role as investment adviser for the Program, please see TAM’s brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to Program participants at the time they enroll in the Program and annually thereafter. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-535-5549 with questions about the Asset Allocation Program or the asset allocation models at any time.
Currently, we don’t charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.
This Asset Allocation Program may be terminated or altered at any time by us with regard to existing Contracts or future Contracts, or both, for some or all classes of Contracts.
The following sections are added to the “Federal Income Taxes” section of the Prospectus:
Medicare Tax
Beginning in 2013, distributions from nonqualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.
Estate, Gift and Generation-Skipping Transfer Taxes in 2010
In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
The following sections are added to the “Other Information” section of the Prospectus:
Financial Condition of the Company
We pay the benefits under your Contract from our general account assets and/or from your contract value held in the Separate Account. It is important that you understand that payments of the benefits is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for contract value allocated to the subaccounts. Your contract value in the subaccounts is part of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. See “The Separate Account.”
Assets in the General Account. Any guarantees under the Contract that exceed your contract value, such as those associated with any death benefit riders or living benefit riders, are paid from our general account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well and we pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.
How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. For a free copy of the Statement of Additional Information, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov. For additional information about the Company, please see our Annual Report on Form 10-K, which is available on our website at www.aegonins.com.
The following hereby replaces the “Selling the Contracts” section of the Prospectus:
Selling the Contract
We have entered into a distribution agreement with our affiliate, Transamerica Capital, Inc. (“Distributor”), for the distribution and sale of the Contracts. Distributor offers the Contracts through registered representatives of MLPF&S (“Financial Advisors”). The Financial Advisors are registered with FINRA, licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents.
We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. Distributor also compensates Retirement Solution Specialists (formerly known as District Annuity Specialist), who provide training and marketing support to Financial Advisors in a specific geographic region and whose compensation is based on sales in that region. Sales of the Contracts will help Retirement Solution Specialists meet their sales goals and affects their total compensation.
The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 1.85% of premiums (additional amounts may be paid as overrides to wholesalers). In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of contract value not subject to a sales charge.
Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. Retirement Solution Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help Financial Advisors, their branch managers, and Retirement Solution Specialists qualify for such benefits. Distributor’s Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers (“selling firms”). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.
Commissions and other incentives or payments described above are not charged directly to Contract owners or the Accounts. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.
The following hereby replaces the “Experts” section of the Prospectus:
Experts
The financial statements of Merrill Lynch Life Insurance Company as of December 31, 2009, and for each of the three years in the period ended December 31, 2009 have been audited by Ernst & Young LLP, an independent registered public accounting firm. The financial statements of the Merrill Lynch Life Variable Annuity Separate Account A as of December 31, 2009, have been audited by Ernst & Young LLP, an independent registered public accounting firm. Both financial statements are incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Ernst & Young LLP, is 801Grand Avenue, Suite 3000, Des Moines, Iowa 50309.

The following hereby replaces the Legal Matters” section of the Prospectus:
Legal Matters
Sutherland Asbill & Brennan LLP of Washington D.C. has provided legal advice to us relating to certain matters under the federal securities laws.

The following replaces, the ACCUMULATION UNIT VALUES section of the prospectus:
ACCUMULATION UNIT VALUES
(Condensed Financial Information)

		Beginning	Ending
Subaccount	Year	AUV	AUV	# Units
Invesco V.I. Core Equity Fund — Series I Shares	2009	$8.10	$10.23	1,369,556.0
Subaccount Inception Date May 1, 2006	2008	$11.78	$8.10	3,132,417.3
	2007	$11.07	$11.78	559,788.5
	2006	$6.12	$11.07	1,141,193.1
Invesco V.I. International Growth Fund — Series I Shares	2009	$7.13	$9.49	946,327.3
Subaccount Inception Date April 3, 2000	2008	$12.15	$7.13	1,077,996.0
	2007	$10.76	$12.15	1,358,079.5
	2006	$8.53	$10.76	1,762,602.8
	2005	$7.35	$8.53	3,213,782.0
	2004	$6.02	$7.35	2,360,417.0
	2003	$4.74	$6.02	2,745,399.3
	2002	$5.71	$4.74	3,200,434.4
	2001	$7.59	$5.71	3,659,351.1
	2000	$10.00	$7.59	2,746,234.2
Invesco Van Kampen V.I. Capital Growth Fund — Series I Shares	2009	$2.84	$4.65	848,073.6
Subaccount Inception Date April 3, 2000	2008	$5.67	$2.84	989,799.8
	2007	$4.92	$5.67	1,083,202.5
	2006	$4.86	$4.92	1,541,678.8
	2005	$4.58	$4.86	2,086,414.2
	2004	$4.35	$4.58	2,954,668.8
	2003	$3.47	$4.35	3,763,805.1
	2002	$5.22	$3.47	4,663,557.1
	2001	$7.74	$5.22	5,426,051.6
	2000	$10.00	$7.74	8,224,816.3
Invesco Van Kampen V.I. Comstock Fund — Series I Shares	2009	$8.09	$10.26	192,749.2
Subaccount Inception Date May 1, 2004	2008	$12.78	$8.09	222,567.8
	2007	$13.26	$12.78	387,450.3
	2006	$11.58	$13.26	1,220,163.2
	2005	$11.27	$11.58	1,627,329.8
	2004	$10.00	$11.27	1,131,768.8
AllianceBernstein VPS Growth and Income Portfolio — Class A Shares	2009	$8.42	$10.02	1,246,714.9
Subaccount Inception Date April 3, 2000	2008	$14.42	$8.42	1,154,226.9
	2007	$13.94	$14.42	1,832,760.6
	2006	$12.07	$13.94	1,721,972.3
	2005	$11.70	$12.07	4,105,360.3
	2004	$10.66	$11.70	2,902,789.4
	2003	$8.18	$10.66	3,819,864.9
	2002	$10.66	$8.18	4,928,031.9
	2001	$10.79	$10.66	6,205,739.8
	2000	$10.00	$10.79	2,338,766.8
AllianceBernstein VPS Large Cap Growth Portfolio — Class A Shares	2009	$4.13	$5.59	1,429,542.0
Subaccount Inception Date April 3, 2000	2008	$6.95	$4.13	1,618,915.7
	2007	$6.20	$6.95	2,812,237.6
	2006	$6.33	$6.20	3,611,809.7
	2005	$5.58	$6.33	5,023,946.7
	2004	$5.22	$5.58	4,087,265.7
	2003	$4.29	$5.22	5,242,310.7
	2002	$6.29	$4.29	6,131,096.9
	2001	$7.71	$6.29	7,256,210.9
	2000	$10.00	$7.71	5,973,290.7
American Century VP Ultra® Fund — Class I Shares	2009	$6.99	$9.26	36,104.2
Subaccount Inception Date May 1, 2004	2008	$12.14	$6.99	419,263.8
	2007	$10.20	$12.14	636,602.8
	2006	$10.71	$10.20	67,473.9
	2005	$10.65	$10.71	428,711.5
	2004	$10.00	$10.65	38,548.1

		Beginning	Ending
Subaccount	Year	AUV	AUV	# Units
BlackRock Basic Value V.I. Fund — Class I Shares	2009	$9.86	$12.72	2,455,615.9
Subaccount Inception Date April 3, 2000	2008	$15.84	$9.86	1,757,099.7
	2007	$15.81	$15.84	1,864,614.5
	2006	$13.18	$15.81	2,304,173.0
	2005	$13.01	$13.18	3,159,796.9
	2004	$11.90	$13.01	5,444,523.3
	2003	$9.08	$11.90	5,242,204.4
	2002	$11.21	$9.08	5,178,026.7
	2001	$10.93	$11.21	4,082,449.8
	2000	$10.00	$10.93	1,067,940.3
BlackRock Capital Appreciation V.I. Fund — Class I Shares	2009	$5.36	$7.17	2,114,867.8
Subaccount Inception Date April 3, 2000	2008	$8.90	$5.36	2,907,524.7
	2007	$7.59	$8.90	4,128,598.8
	2006	$7.38	$7.59	4,283,121.5
	2005	$6.98	$7.38	4,838,868.1
	2004	$6.64	$6.98	6,037,283.2
	2003	$5.27	$6.64	6,749,609.5
	2002	$7.38	$5.27	16,295,553.0
	2001	$9.16	$7.38	9,904,206.1
	2000	$10.00	$9.16	3,238,595.8
BlackRock Government Income V.I. Fund — Class I Shares	2009	$14.24	$13.77	2,079,959.2
Subaccount Inception Date April 3, 2000	2008	$13.42	$14.24	1,193,953.1
	2007	$13.11	$13.42	1,159,787.6
	2006	$12.81	$13.11	4,896,230.5
	2005	$12.61	$12.81	1,772,589.3
	2004	$12.30	$12.61	2,178,660.8
	2003	$12.25	$12.30	2,953,763.7
	2002	$11.33	$12.25	9,452,240.0
	2001	$10.76	$11.33	7,997,898.5
	2000	$10.00	$10.76	671,790.2
BlackRock International Value V.I. Fund — Class I Shares	2009	$11.17	$14.29	619.998.2
Subaccount Inception Date April 3, 2000	2008	$19.75	$11.17	676,223.3
	2007	$18.18	$19.75	886,420.2
	2006	$14.44	$18.18	1,115,417.2
	2005	$13.14	$14.44	1,291,499.3
	2004	$10.90	$13.14	1,628,119.6
	2003	$7.78	$10.90	1,926,391.4
	2002	$8.94	$7.78	1,356,189.5
	2001	$10.43	$8.94	2,623,137.2
	2000	$10.00	$10.43	670,925.6
BlackRock Money Market V.I. Fund — Class I Shares	2009	$11.26	$11.10	2,019,630.6
Subaccount Inception Date April 3, 2000	2008	$11.16	$11.26	1,908,512.0
	2007	$10.81	$11.16	3,337,810.0
	2006	$10.51	$10.81	2,358,082.8
	2005	$10.40	$10.51	2,312,367.7
	2004	$10.47	$10.40	2,884,135.2
	2003	$10.56	$10.47	5,746,731.7
	2002	$10.57	$10.56	7,587,533.0
	2001	$10.34	$10.57	10,396,927.8
	2000	$10.00	$10.34	7,518,920.9
BlackRock S&P 500 Index V.I. Fund — Class I Shares	2009	$5.91	$7.34	1,234,733.3
Subaccount Inception Date April 3, 2000	2008	$9.56	$5.91	1,512,249.9
	2007	$9.21	$9.56	2,547,738.9
	2006	$8.10	$9.21	4,356,460.8
	2005	$7.88	$8.10	2,608,860.3
	2004	$7.25	$7.88	3,164,559.5
	2003	$5.75	$7.25	8,544,160.2
	2002	$7.53	$5.75	4,091,901.9
	2001	$8.72	$7.53	5,843,073.6
	2000	$10.00	$8.72	1,964,339.7
BlackRock Total Return V.I. Fund — Class I Shares	2009	$10.14	$11.76	450,267.7
Subaccount Inception Date July 1, 2002	2008	$11.73	$10.14	627,207.8
	2007	$11.49	$11.73	711,671.9
	2006	$11.19	$11.49	2,002,862.2
	2005	$11.14	$11.19	3,293,041.6
	2004	$10.83	$11.14	4,264,697.7
	2003	$10.50	$10.83	3,998,547.7
	2002	$10.00	$10.50	246,444.2

		Beginning	Ending
Subaccount	Year	AUV	AUV	# Units
BlackRock Value Opportunities V.I. Fund — Class I Shares	2009	$9.47	$11.97	182,293.4
Subaccount Inception Date July 1, 2002	2008	$16.05	$9.47	175,852.1
	2007	$16.46	$16.05	214,202.8
	2006	$14.82	$16.46	285,695.6
	2005	$13.64	$14.82	379,367.8
	2004	$12.06	$13.64	378,352.5
	2003	$8.57	$12.06	291,576.4
	2002	$10.00	$8.57	226,262.2
Davis Value Portfolio	2009	$7.34	$9.48	1,836,272.0
Subaccount Inception Date April 3, 2000	2008	$12.50	$7.34	2,114,054.8
	2007	$12.14	$12.50	2,750,751.7
	2006	$10.73	$12.14	4,480,859.6
	2005	$9.96	$10.73	5,785,105.3
	2004	$9.01	$9.96	10,899,757.7
	2003	$7.05	$9.01	7,006,410.3
	2002	$8.56	$7.05	5,911,799.0
	2001	$9.70	$8.56	6,931,720.5
	2000	$10.00	$9.70	3,023,588.1
Federated Capital Appreciation Fund II — Primary Class Shares	2009	$9.18	$10.25	202,731.4
Subaccount Inception Date May 1, 2004	2008	$13.21	$9.18	308,706.7
	2007	$12.21	$13.21	1,775,407.8
	2006	$10.68	$12.21	14,989.4
	2005	$10.64	$10.68	47,976.4
	2004	$10.00	$10.64	29,621.8
Federated Kauffman Fund II — Primary Class Shares	2009	$9.39	$11.97	1,264,131.7
Subaccount Inception Date May 1, 2004	2008	$16.40	$9.39	741,065.9
	2007	$13.77	$16.40	186,855.9
	2006	$12.18	$13.77	167,701.9
	2005	$11.12	$12.18	165,623.8
	2004	$10.00	$11.12	97,341.1
MFS® Growth Series — Initial Class	2009	$3.92	$5.31	905,559.9
Subaccount Inception Date April 3, 2000	2008	$6.36	$3.92	1,410,154.6
	2007	$5.33	$6.36	1,161,596.6
	2006	$5.02	$5.33	1,386,850.9
	2005	$4.67	$5.02	1,868,517.5
	2004	$4.20	$4.67	2,349,790.3
	2003	$3.28	$4.20	2,986,953.2
	2002	$5.03	$3.28	3,953,822.2
	2001	$7.68	$5.03	4,368,299.6
	2000	$10.00	$7.68	3,393,776.3
PIMCO Total Return Portfolio — Administrative Class Shares	2009	$14.91	$16.74	3,349,833.9
Subaccount Inception Date April 3, 2000	2008	$14.45	$14.91	4,555,987.7
	2007	$13.50	$14.45	5,387,291.7
	2006	$13.21	$13.50	3,741,398.1
	2005	$13.10	$13.21	7,734,541.0
	2004	$12.69	$13.10	8,998,945.3
	2003	$12.27	$12.69	10,726,232.8
	2002	$11.43	$12.27	8,263,293.9
	2001	$10.72	$11.43	10,316,397.0
	2000	$10.00	$10.72	4,133,521.9
Seligman Smaller-Cap Value Portfolio — Class I	2009	$14.73	$19.64	384,541.4
Subaccount Inception Date April 3, 2000	2008	$24.75	$14.73	416,867.4
	2007	$24.15	$24.75	503,497.1
	2006	$20.24	$24.15	699,028.2
	2005	$21.41	$20.24	990,977.7
	2004	$18.14	$21.41	1,288,376.3
	2003	$12.29	$18.14	1,569,440.8
	2002	$14.75	$12.29	2,683,361.6
	2001	$12.14	$14.75	4,734,330.7
	2000	$10.00	$12.14	742,854.4

* * *
If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549, or write the Service Center at 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001.

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY
Merrill Lynch Life Variable Annuity
Separate Account A
MERRILL LYNCH RETIREMENT POWER®
Supplement Dated December 3, 2010
To the
Statement of Additional Information dated May 1, 2006
The following herby replaces section “Selling The Contract” in the Statement of Additional Information.
SELLING THE CONTRACT
Effective May 1, 2008, Transamerica Capital, Inc. (“Transamerica” or “Distributor”) serves as principal underwriter for the Contracts. Distributor is a California corporation and its home office is located at 4600 South Syracuse Street, Suite 1100, Denver Colorado, 80287. Distributor is an indirect, wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA (formerly NASD, Inc.). Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) formerly served as principal underwriter for the Contracts. MLPF&S is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. MLPF&S is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. MLPF&S is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA. For the years ended December 31, 2007 and 2008, MLPF&S received $4,043,670.47 and $1,350,041.00, respectively, in commissions. For the years ended December 31, 2008 and 2009, Transamerica Capital, Inc. received $2,176,578.00 and $2,608,159.00 in commissions.
The following herby supplements and replaces the financial statements contained in the Statement of Additional Information for Merrill Lynch Life Insurance Company and Merrill Lynch Life Variable Annuity Separate Account A.

Report of Independent Registered Public Accounting Firm
The Board of Directors and Contract Owners
Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
We have audited the accompanying statements of assets and liabilities of the subaccounts of Merrill Lynch Variable Annuity Separate Account A (the Separate Account) (comprised of the AIM V.I. Basic Value Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AllianceBernstein International Value Portfolio, AllianceBernstein Global Thematic Growth Portfolio, AllianceBernstein Growth and Income Portfolio, AllianceBernstein Large Cap Growth Portfolio, AllianceBernstein Small/Mid Cap Value Portfolio, AllianceBernstein Value Portfolio, American Century VP International Fund, American Century VP Ultra® Fund, American Funds Asset Allocation Fund, American Funds Bond Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, BlackRock Balanced Capital, BlackRock Basic Value V.I. Fund, BlackRock Total Return V.I. Fund, BlackRock Fundamental Growth V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Global Growth V.I. Fund, BlackRock Government Income V.I. Fund, BlackRock High Income V.I. Fund, BlackRock International Value V.I. Fund, BlackRock Large Cap Core V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Large Cap Value V.I. Fund, BlackRock Money Market V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Utilities & Telecommunications, BlackRock Value Opportunities V.I. Fund, Davis Value Portfolio, Dreyfus VIF Appreciation Portfolio, Eaton Vance VT Floating-Rate Income Fund, Eaton Vance VT Large-Cap Value Fund, Federated Capital Appreciation Fund II, Federated Kaufmann Fund II, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Janus Aspen Forty Portfolio, Janus Aspen-Enterprise Portfolio, MFS® Growth Series, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Main Street Fund®/VA, Oppenheimer Main Street Small Cap Fund®/VA, PIMCO Commodity RealReturn Strategy Portfolio, PIMCO Low Duration Portfolio, PIMCO Real Return Portfolio, PIMCO Total Return Portfolio, Pioneer Emerging Markets VCT Portfolio, Pioneer Fund VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer Real Estate Shares VCT Portfolio, NFJ Dividend Value Portfolio, Seligman Smaller-Cap Value Portfolio, Transamerica Convertible Securities VP, Transamerica Equity VP, Transamerica Growth Opportunities VP, Transamerica Small/Mid Cap Value VP, Van Kampen Capital Growth Portfolio, Van Kampen Comstock Portfolio, Wanger International, and Wanger USA subaccounts), at December 31, 2009, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts comprising the Merrill Lynch Variable Annuity Separate Account A at December 31, 2009, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.
/s/Ernst & Young LLP
Des Moines, Iowa
April 23, 2010

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2009

					American
	AllianceBernstein	AllianceBernstein	AllianceBernstein		Century VP	American	American Funds
	Growth and	Large Cap	Small/Mid Cap	AllianceBernstein	International	Century VP	Asset Allocation
	Income Portfolio	Growth Portfolio	Value Portfolio	Value Portfolio	Fund	Ultra® Fund	Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	901,139.096	3,646,643.949	282,162.992	150,730.958	5,840,045.668	654,271.659	1,029,194.303

Cost	$11,477,194	$108,005,061	$3,315,523	$1,956,098	$48,568,057	$4,065,162	$17,847,742

Investments in mutual funds, Level 1 prices quoted at net asset value	$13,697,314	$92,478,890	$3,783,806	$1,352,057	$45,143,553	$5,312,685	$15,077,697
Receivable for units sold	4	1	—	—	7	1	—

Total assets	13,697,318	92,478,891	3,783,806	1,352,057	45,143,560	5,312,686	15,077,697

Liabilities
Payable for units redeemed	—	—	—	1	—	—	1

	$13,697,318	$92,478,891	$3,783,806	$1,352,056	$45,143,560	$5,312,686	$15,077,696

Net Assets:
Deferred annuity contracts terminable by owners	$13,697,318	$92,478,891	$3,783,806	$1,352,056	$45,143,560	$5,312,686	$15,077,696

Total net assets	$13,697,318	$92,478,891	$3,783,806	$1,352,056	$45,143,560	$5,312,686	$15,077,696

Accumulation units outstanding:
M&E — 1.25% Investor Series	—	—	59,161	43,596	—	4,557	306,898

M&E — 1.35% Investor Series	—	—	8,686	5,619	—	—	19,590

M&E — 1.35% Retirement Plus	—	5,486,665	—	—	4,415,605	482,762	—

M&E — 1.45% Investor Series	—	—	101,888	45,925	—	2,880	478,304

M&E — 1.55% Retirement Optimizer	120,116	37,937	—	—	—	7,884	—

M&E — 1.55% Investor Series	—	—	9,415	4,261	—	—	18,026

M&E — 1.59% Retirement Power	1,246,715	1,429,542	—	—	—	36,104	—

M&E — 1.60% Investor Series	—	—	20,840	9,018	—	1,469	33,213

M&E — 1.65% Investor Series	—	—	104,109	39,657	—	30,507	473,279

M&E — 1.70% Investor Series	—	—	3,380	1,889	—	—	7,571

M&E — 1.75% Investor Series	—	—	12,912	935	—	—	2,126

Accumulation unit value:
M&E — 1.25% Investor Series	$—	$—	$11.967231	$9.057921	$—	$9.700708	$11.397048

M&E — 1.35% Investor Series	$—	$—	$11.904613	$9.010460	$—	$9.649864	$11.337335

M&E — 1.35% Retirement Plus	$—	$15.332593	$—	$—	$10.223640	$9.382948	$—

M&E — 1.45% Investor Series	$—	$—	$11.842321	$8.963253	$—	$9.599294	$11.277943

M&E — 1.55% Retirement Optimizer	$10.009956	$9.688736	$—	$—	$—	$9.277206	$—

M&E — 1.55% Investor Series	$—	$—	$11.780352	$8.916299	$—	$9.548986	$11.218855

M&E — 1.59% Retirement Power	$10.022312	$5.586776	$—	$—	$—	$9.256205	$—

M&E — 1.60% Investor Series	$—	$—	$11.749495	$8.892919	$—	$9.523927	$11.189434

M&E — 1.65% Investor Series	$—	$—	$11.718715	$8.869591	$—	$9.498942	$11.160079

M&E — 1.70% Investor Series	$—	$—	$11.688016	$8.846328	$—	$9.474020	$11.130816

M&E — 1.75% Investor Series	$—	$—	$11.657397	$8.823123	$—	$9.449164	$11.101619

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2009

			American Funds
	American Funds	American Funds	Growth-Income	American Funds	BlackRock	BlackRock Basic	BlackRock Total
	Bond Fund	Growth Fund	Fund	International Fund	Balanced Capital	Value V.I. Fund	Return V.I. Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	4,943,560.524	972,043.488	741,657.307	6,698,497.507	2,354,066.756	28,773,938.229	16,689,926.066

Cost	$52,364,075	$38,536,779	$28,563,409	$125,041,194	$27,172,832	$376,736,052	$194,796,808

Investments in mutual funds, Level 1 prices quoted at net asset value	$50,572,624	$44,811,205	$23,124,875	$114,611,292	$26,600,954	$309,319,836	$180,584,999
Receivable for units sold	—	—	—	—	3	5,646	963,086

Total assets	50,572,624	44,811,205	23,124,875	114,611,292	26,600,957	309,325,482	181,548,085

Liabilities
Payable for units redeemed	2	2	5	7	—	—	—

	$50,572,622	$44,811,203	$23,124,870	$114,611,285	$26,600,957	$309,325,482	$181,548,085

Net Assets:
Deferred annuity contracts terminable by owners	$50,572,622	$44,811,203	$23,124,870	$114,611,285	$26,600,957	$309,325,482	$181,548,085

Total net assets	$50,572,622	$44,811,203	$23,124,870	$114,611,285	$26,600,957	$309,325,482	$181,548,085

Accumulation units outstanding:
M&E — 1.25% Investor Series	776,345	758,700	447,894	1,417,158	—	800,978	133,396

M&E — 1.35% Investor Series	252,304	120,165	53,903	277,731	—	222,301	4,990

M&E — 1.35% Retirement Plus	—	—	—	—	1,373,382	6,867,561	8,153,509

M&E — 1.45% Investor Series	1,361,486	1,355,741	655,352	2,597,216	—	1,392,334	195,383

M&E — 1.55% Retirement Optimizer	—	—	—	—	—	299,796	70,779

M&E — 1.55% Investor Series	370,670	164,325	77,699	426,235	—	332,718	22,193

M&E — 1.59% Retirement Power	—	—	—	—	—	2,455,616	450,268

M&E — 1.60% Investor Series	227,055	177,461	81,101	368,106	—	190,029	19,453

M&E — 1.65% Investor Series	1,596,204	1,252,241	899,256	2,457,854	—	1,457,840	221,246

M&E — 1.70% Investor Series	40,778	47,906	2,459	44,110	—	38,564	—

M&E — 1.75% Investor Series	90,228	51,994	13,301	129,159	—	100,114	19,302

Accumulation unit value:
M&E — 1.25% Investor Series	$10.868542	$11.550979	$10.501598	$15.040610	$—	$10.812224	$10.830958

M&E — 1.35% Investor Series	$10.811608	$11.490462	$10.446549	$14.961812	$—	$10.755593	$10.774213

M&E — 1.35% Retirement Plus	$—	$—	$—	$—	$19.368938	$32.876368	$20.706453

M&E — 1.45% Investor Series	$10.754975	$11.430261	$10.391809	$14.883428	$—	$10.699265	$10.717771

M&E — 1.55% Retirement Optimizer	$—	$—	$—	$—	$—	$12.993583	$11.798425

M&E — 1.55% Investor Series	$10.698637	$11.370380	$10.337361	$14.805458	$—	$10.643233	$10.661621

M&E — 1.59% Retirement Power	$—	$—	$—	$—	$—	$12.724474	$11.763068

M&E — 1.60% Investor Series	$10.670584	$11.340554	$10.310244	$14.766628	$—	$10.615327	$10.633658

M&E — 1.65% Investor Series	$10.642601	$11.310806	$10.283195	$14.727890	$—	$10.587491	$10.605770

M&E — 1.70% Investor Series	$10.614691	$11.281137	$10.256229	$14.689265	$—	$10.559730	$10.577953

M&E — 1.75% Investor Series	$10.586857	$11.251556	$10.229318	$14.650741	$—	$10.532042	$10.550205

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2009

	BlackRock	BlackRock	BlackRock	BlackRock		BlackRock	BlackRock Large
	Fundamental	Global Allocation	Global Growth	Government	BlackRock High	International	Cap Core V.I.
	Growth V.I. Fund	V.I. Fund	V.I. Fund	Income V.I. Fund	Income V.I. Fund	Value V.I. Fund	Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	26,024,112.912	39,890,909.506	3,176,334.824	20,261,271.683	15,564,863.830	15,289,073.421	9,416,300.238

Cost	$164,530,052	$515,271,722	$33,520,707	$210,896,378	$109,610,584	$188,199,293	$264,027,602

Investments in mutual funds, Level 1 prices quoted at net asset value	$187,373,612	$595,172,370	$40,781,382	$202,207,492	$103,973,290	$138,519,006	$198,118,957
Receivable for units sold	—	7,496	5,735	844,077	768,920	5,734	—

Total assets	187,373,612	595,179,866	40,787,117	203,051,569	104,742,210	138,524,740	198,118,957

Liabilities
Payable for units redeemed	14	—	—	—	—	—	3

	$187,373,598	$595,179,866	$40,787,117	$203,051,569	$104,742,210	$138,524,740	$198,118,954

Net Assets:
Deferred annuity contracts terminable by owners	$187,373,598	$595,179,866	$40,787,117	$203,051,569	$104,742,210	$138,524,740	$198,118,954

Total net assets	$187,373,598	$595,179,866	$40,787,117	$203,051,569	$104,742,210	$138,524,740	$198,118,954

Accumulation units outstanding:
M&E — 1.25% Investor Series	811,006	1,094,396	2,435	69,590	36,563	74,722	169,315

M&E — 1.35% Investor Series	238,811	729,104	14,699	24,866	14,310	19,981	21,214

M&E — 1.35% Retirement Plus	13,448,854	16,123,699	3,031,907	8,885,292	3,988,449	7,627,323	6,643,094

M&E — 1.45% Investor Series	1,555,931	1,705,480	17,874	147,565	81,360	101,714	341,873

M&E — 1.55% Retirement Optimizer	127,799	—	—	340,619	—	49,391	—

M&E — 1.55% Investor Series	334,972	488,517	21,774	62,076	24,139	5,509	23,816

M&E — 1.59% Retirement Power	2,114,868	—	—	2,079,959	—	619,998	—

M&E — 1.60% Investor Series	224,883	620,122	2,767	40,002	11,277	36,960	60,606

M&E — 1.65% Investor Series	1,490,482	1,876,270	22,147	90,458	83,508	164,065	235,463

M&E — 1.70% Investor Series	41,352	130,664	12,745	3,983	2,363	3,913	3,500

M&E — 1.75% Investor Series	103,639	244,793	20,276	6,081	9,366	15,715	17,066

Accumulation unit value:
M&E — 1.25% Investor Series	$11.309882	$15.084211	$7.734121	$11.168022	$12.348545	$12.788800	$11.155222

M&E — 1.35% Investor Series	$11.250638	$15.005251	$7.721197	$11.109507	$12.283866	$12.721832	$11.096856

M&E — 1.35% Retirement Plus	$8.721104	$30.551344	$13.161579	$18.617124	$25.458435	$16.192404	$28.375324

M&E — 1.45% Investor Series	$11.191708	$14.926706	$7.708295	$11.051312	$12.219526	$12.655211	$11.038807

M&E — 1.55% Retirement Optimizer	$10.286550	$—	$—	$12.030005	$—	$16.762592	$—

M&E — 1.55% Investor Series	$11.133085	$14.848570	$7.695414	$10.993411	$12.155521	$12.588938	$10.981057

M&E — 1.59% Retirement Power	$7.171044	$—	$—	$13.765303	$—	$14.294347	$—

M&E — 1.60% Investor Series	$11.103889	$14.809664	$7.688984	$10.964579	$12.123646	$12.555935	$10.952297

M&E — 1.65% Investor Series	$11.074771	$14.770850	$7.682557	$10.935820	$12.091852	$12.523016	$10.923610

M&E — 1.70% Investor Series	$11.045731	$14.732146	$7.676141	$10.907138	$12.060148	$12.490188	$10.895002

M&E — 1.75% Investor Series	$11.016764	$14.693540	$7.669723	$10.878531	$12.028524	$12.457444	$10.866464

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2009

	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Large Cap	Large Cap	Money	S&P 500	Utilities &	Value	Davis
	Growth V.I.	Value V.I.	Market	Index V.I.	Telecommunicati	Opportunities	Value
	Fund	Fund	V.I. Fund	Fund	-ons	V.I. Fund	Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	13,811,455.413	11,249,086.038	265,480,056.704	8,704,479.097	2,072,987.185	10,261,172.097	17,268,719.637

Cost	$123,753,477	$100,517,732	$265,480,056	$125,429,531	$19,511,545	$204,761,615	$182,292,648

Investments in mutual funds, Level 1 prices quoted at net asset value	$130,518,254	$102,704,156	$265,480,056	$115,247,302	$17,599,661	$141,501,563	$185,638,736
Receivable for units sold	6	—	17,726	—	1	—	5,552

Total assets	130,518,260	102,704,156	265,497,782	115,247,302	17,599,662	141,501,563	185,644,288

Liabilities
Payable for units redeemed	—	5	—	4	—	77	—

	$130,518,260	$102,704,151	$265,497,782	$115,247,298	$17,599,662	$141,501,486	$185,644,288

Net Assets:
Deferred annuity contracts terminable by owners	$130,518,260	$102,704,151	$265,497,782	$115,247,298	$17,599,662	$141,501,486	$185,644,288

Total net assets	$130,518,260	$102,704,151	$265,497,782	$115,247,298	$17,599,662	$141,501,486	$185,644,288

Accumulation units outstanding:
M&E — 1.25% Investor Series	879,326	168,297	267,297	121,027	—	41,188	933,208

M&E — 1.35% Investor Series	242,485	4,914	28,121	35,163	—	1,942	257,377

M&E — 1.35% Retirement Plus	9,008,786	7,414,260	14,773,811	6,534,350	646,013	4,307,604	10,496,428

M&E — 1.45% Investor Series	1,688,623	248,112	677,972	69,325	—	74,646	1,811,034

M&E — 1.55% Retirement Optimizer	—	—	207,238	112,035	—	19,052	99,764

M&E — 1.55% Investor Series	436,196	17,784	130,296	71,825	—	13,243	379,703

M&E — 1.59% Retirement Power	—	—	2,019,631	1,234,733	—	182,293	1,836,272

M&E — 1.60% Investor Series	301,820	49,127	208,422	30,951	—	37,642	307,599

M&E — 1.65% Investor Series	1,623,520	188,733	835,181	88,856	—	103,678	1,638,268

M&E — 1.70% Investor Series	49,305	4,388	11,048	29,850	—	—	57,302

M&E — 1.75% Investor Series	114,318	3,216	31,834	18,290	—	36	128,092

Accumulation unit value:
M&E — 1.25% Investor Series	$10.178689	$10.823443	$10.864616	$10.302576	$—	$9.874597	$10.476063

M&E — 1.35% Investor Series	$10.125389	$10.766785	$10.807696	$10.248611	$—	$9.822867	$10.421153

M&E — 1.35% Retirement Plus	$8.537440	$12.864424	$14.718016	$15.346622	$27.243509	$31.674183	$10.482939

M&E — 1.45% Investor Series	$10.072370	$10.710418	$10.751078	$10.194929	$—	$9.771423	$10.366535

M&E — 1.55% Retirement Optimizer	$—	$—	$10.549091	$10.463870	$—	$12.001959	$11.953509

M&E — 1.55% Investor Series	$10.019629	$10.654355	$10.694753	$10.141526	$—	$9.720240	$10.312201

M&E — 1.59% Retirement Power	$—	$—	$11.099774	$7.336778	$—	$11.965977	$9.479763

M&E — 1.60% Investor Series	$9.993362	$10.626436	$10.666706	$10.114933	$—	$9.694753	$10.285147

M&E — 1.65% Investor Series	$9.967171	$10.598585	$10.638727	$10.088405	$—	$9.669328	$10.258157

M&E — 1.70% Investor Series	$9.941037	$10.570812	$10.610828	$10.061953	$—	$9.643975	$10.231239

M&E — 1.75% Investor Series	$9.914982	$10.543107	$10.582998	$10.035570	$—	$9.618687	$10.204396

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2009

	Dreyfus	Eaton	Eaton	Federated		Templeton	Templeton
	VIF	Vance VT	Vance VT	Capital	Federated	Foreign	Growth
	Appreciation	Floating-Rate	Large-Cap	Appreciation	Kaufmann	Securities	Securities
	Portfolio	Income Fund	Value Fund	Fund II	Fund II	Fund	Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	41,420.577	275,613.614	5,262,295.962	9,046,825.899	3,947,482.415	605,796.961	314,149.016

Cost	$1,022,959	$2,444,298	$41,884,207	$54,435,694	$53,084,484	$8,882,151	$4,140,948

Investments in mutual funds, Level 1 prices quoted at net asset value	$1,292,736	$2,494,303	$42,098,368	$51,747,845	$50,093,551	$8,147,969	$3,267,150
Receivable for units sold	—	78	—	—	—	—	—

Total assets	1,292,736	2,494,381	42,098,368	51,747,845	50,093,551	8,147,969	3,267,150

Liabilities
Payable for units redeemed	—	—	10	4	10	7	—

	$1,292,736	$2,494,381	$42,098,358	$51,747,841	$50,093,541	$8,147,962	$3,267,150

Net Assets:
Deferred annuity contracts terminable by owners	$1,292,736	$2,494,381	$42,098,358	$51,747,841	$50,093,541	$8,147,962	$3,267,150

Total net assets	$1,292,736	$2,494,381	$42,098,358	$51,747,841	$50,093,541	$8,147,962	$3,267,150

Accumulation units outstanding:
M&E — 1.25% Investor Series	16,363	15,689	865,848	711,879	175,428	82,420	50,735

M&E — 1.35% Investor Series	3,717	18,443	298,683	216,016	36,224	9,440	6,199

M&E — 1.35% Retirement Plus	—	—	—	424,406	1,734,398	—	—

M&E — 1.45% Investor Series	53,526	52,328	1,682,902	1,357,451	338,509	206,541	83,319

M&E — 1.55% Retirement Optimizer	—	—	—	22,150	151,638	—	—

M&E — 1.55% Investor Series	1,409	23,389	441,499	334,717	63,744	12,130	7,286

M&E — 1.59% Retirement Power	—	—	—	202,731	1,264,132	—	—

M&E — 1.60% Investor Series	11,981	27,002	226,812	181,645	49,252	56,683	6,200

M&E — 1.65% Investor Series	22,032	86,222	1,642,696	1,358,205	296,085	236,596	151,440

M&E — 1.70% Investor Series	5,967	3,754	50,736	35,595	4,421	491	1,536

M&E — 1.75% Investor Series	2,031	908	142,270	98,277	15,181	7,824	1,540

Accumulation unit value:
M&E — 1.25% Investor Series	$11.187090	$11.119234	$7.920615	$10.624608	$12.505613	$13.499794	$10.750575

M&E — 1.35% Investor Series	$11.128468	$11.060979	$7.898849	$10.568928	$12.440083	$13.429054	$10.694299

M&E — 1.35% Retirement Plus	$—	$—	$—	$10.394059	$12.137118	$—	$—

M&E — 1.45% Investor Series	$11.070156	$11.003033	$7.877143	$10.513542	$12.374890	$13.358693	$10.638323

M&E — 1.55% Retirement Optimizer	$—	$—	$—	$10.276943	$12.000380	$—	$—

M&E — 1.55% Investor Series	$11.012150	$10.945394	$7.855501	$10.458441	$12.310048	$13.288704	$10.582639

M&E — 1.59% Retirement Power	$—	$—	$—	$10.253685	$11.973217	$—	$—

M&E — 1.60% Investor Series	$10.983264	$10.916685	$7.844698	$10.431003	$12.277757	$13.253839	$10.554903

M&E — 1.65% Investor Series	$10.954447	$10.888054	$7.833916	$10.403633	$12.245550	$13.219070	$10.527244

M&E — 1.70% Investor Series	$10.925713	$10.859497	$7.823148	$10.376346	$12.213424	$13.184400	$10.499661

M&E — 1.75% Investor Series	$10.897054	$10.831018	$7.812392	$10.349116	$12.181384	$13.149816	$10.472141

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2009

				Oppenheimer	Oppenheimer	Oppenheimer	PIMCO
	Janus	Janus Aspen-	MFS®	Capital	Main	Main Street	CommodityReal
	Aspen Forty	Enterprise	Growth	Appreciation	Street	Small Cap	Return Strategy
	Portfolio	Portfolio	Series	Fund/VA	Fund®/VA	Fund®/VA	Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,776,379.865	270,726.414	2,593,988.550	38,430.968	49,083.056	199,373.018	1,815,315.203

Cost	$57,319,851	$9,003,391	$52,646,540	$1,511,055	$1,061,178	$3,017,251	$15,408,134

Investments in mutual funds, Level 1 prices quoted at net asset value	$58,922,520	$8,094,720	$55,589,175	$1,408,111	$885,458	$2,847,047	$15,611,711
Receivable for units sold	—	—	5,694	—	—	—	58

Total assets	58,922,520	8,094,720	55,594,869	1,408,111	885,458	2,847,047	15,611,769

Liabilities
Payable for units redeemed	1	1	—	—	—	—	—

	$58,922,519	$8,094,719	$55,594,869	$1,408,111	$885,458	$2,847,047	$15,611,769

Net Assets:
Deferred annuity contracts
terminable by owners	$58,922,519	$8,094,719	$55,594,869	$1,408,111	$885,458	$2,847,047	$15,611,769

Total net assets	$58,922,519	$8,094,719	$55,594,869	$1,408,111	$885,458	$2,847,047	$15,611,769

Accumulation units outstanding:
M&E — 1.25% Investor Series	869,325	142,292	—	42,319	5,255	49,503	238,327

M&E — 1.35% Investor Series	311,297	51,717	—	5,070	—	4,086	65,615

M&E — 1.35% Retirement Plus	—	—	3,310,558	—	—	—	—

M&E — 1.45% Investor Series	1,724,202	282,525	—	35,249	16,069	123,277	475,787

M&E — 1.55% Retirement Optimizer	—	—	16,369	—	—	—	—

M&E — 1.55% Investor Series	410,804	66,898	—	3,673	3,083	3,246	82,692

M&E — 1.59% Retirement Power	—	—	905,560	—	—	—	—

M&E — 1.60% Investor Series	220,315	35,794	—	4,673	1,894	17,552	104,718

M&E — 1.65% Investor Series	1,829,084	267,089	—	43,361	59,290	51,525	522,658

M&E — 1.70% Investor Series	64,432	19,363	—	—	—	419	8,693

M&E — 1.75% Investor Series	126,184	18,199	—	4,088	3,113	4,314	32,784

Accumulation unit value:
M&E — 1.25% Investor Series	$10.682009	$9.222827	$—	$10.286554	$10.161051	$11.340428	$10.333255

M&E — 1.35% Investor Series	$10.651697	$9.196644	$—	$10.232695	$10.107860	$11.281097	$10.279093

M&E — 1.35% Retirement Plus	$—	$—	$15.281773	$—	$—	$—	$—

M&E — 1.45% Investor Series	$10.621473	$9.170537	$—	$10.179123	$10.054946	$11.222080	$10.225213

M&E — 1.55% Retirement Optimizer	$—	$—	$12.140608	$—	$—	$—	$—

M&E — 1.55% Investor Series	$10.591344	$9.144508	$—	$10.125831	$10.002311	$11.163376	$10.171621

M&E — 1.59% Retirement Power	$—	$—	$5.306046	$—	$—	$—	$—

M&E — 1.60% Investor Series	$10.576307	$9.131524	$—	$10.099289	$9.976100	$11.134132	$10.144932

M&E — 1.65% Investor Series	$10.561293	$9.118557	$—	$10.072814	$9.949952	$11.104972	$10.118309

M&E — 1.70% Investor Series	$10.546300	$9.105607	$—	$10.046417	$9.923879	$11.075887	$10.091755

M&E — 1.75% Investor Series	$10.531329	$9.092673	$—	$10.020083	$9.897868	$11.046877	$10.065277

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2009

	PIMCO	PIMCO	PIMCO	Pioneer	Pioneer	Pioneer	Pioneer
	Low	Real	Total	Emerging	Fund	High	Real Estate
	Duration	Return	Return	Markets VCT	VCT	Yield	Shares VCT
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	VCT Portfolio	Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	413,691.385	2,594,807.460	46,850,931.046	596,703.133	29,769.265	1,083,634.434	555,559.357

Cost	$4,229,112	$31,654,840	$492,509,258	$12,777,006	$674,491	$8,685,679	$5,649,960

Investments in mutual funds, Level 1 prices quoted at net asset value	$4,182,420	$32,279,405	$506,927,074	$16,075,182	$583,180	$10,305,363	$7,238,938
Receivable for units sold	32	829	6,160	3	—	114	1

Total assets	4,182,452	32,280,234	506,933,234	16,075,185	583,180	10,305,477	7,238,939

Liabilities
Payable for units redeemed	—	—	—	—	—	—	—

	$4,182,452	$32,280,234	$506,933,234	$16,075,185	$583,180	$10,305,477	$7,238,939

Net Assets:
Deferred annuity contracts
terminable by owners	$4,182,452	$32,280,234	$506,933,234	$16,075,185	$583,180	$10,305,477	$7,238,939

Total net assets	$4,182,452	$32,280,234	$506,933,234	$16,075,185	$583,180	$10,305,477	$7,238,939

Accumulation units outstanding:
M&E — 1.25% Investor Series	53,784	409,135	2,261,292	222,307	7,899	159,504	155,151

M&E — 1.35% Investor Series	46,283	139,833	849,378	71,892	—	60,231	54,161

M&E — 1.35% Retirement Plus	—	—	17,469,139	—	—	—	—

M&E — 1.45% Investor Series	70,958	830,113	4,580,096	386,273	17,971	253,885	285,687

M&E — 1.55% Retirement Optimizer	—	—	360,144	—	—	—	—

M&E — 1.55% Investor Series	10,161	221,938	1,370,622	101,437	—	88,017	64,111

M&E — 1.59% Retirement Power	—	—	3,349,834	—	—	—	—

M&E — 1.60% Investor Series	41,008	129,766	752,366	52,487	6,033	37,280	34,868

M&E — 1.65% Investor Series	113,886	878,466	4,421,765	469,435	22,479	272,759	261,154

M&E — 1.70% Investor Series	20,571	36,668	165,261	8,962	—	8,439	6,158

M&E — 1.75% Investor Series	6,998	70,535	345,287	44,349	—	19,246	25,184

Accumulation unit value:
M&E — 1.25% Investor Series	$11.586458	$12.043660	$13.129956	$11.961707	$10.876807	$11.605602	$8.202367

M&E — 1.35% Investor Series	$11.553618	$11.980570	$13.061178	$11.915826	$10.819863	$11.544819	$8.187253

M&E — 1.35% Retirement Plus	$—	$—	$14.570029	$—	$—	$—	$—

M&E — 1.45% Investor Series	$11.520871	$11.917812	$12.992769	$11.870130	$10.763218	$11.484359	$8.172177

M&E — 1.55% Retirement Optimizer	$—	$—	$14.583795	$—	$—	$—	$—

M&E — 1.55% Investor Series	$11.488219	$11.855378	$12.924709	$11.824603	$10.706872	$11.424210	$8.157119

M&E — 1.59% Retirement Power	$—	$—	$16.736039	$—	$—	$—	$—

M&E — 1.60% Investor Series	$11.471929	$11.824293	$12.890820	$11.801910	$10.678810	$11.394257	$8.149608

M&E — 1.65% Investor Series	$11.455656	$11.793281	$12.857010	$11.779258	$10.650825	$11.364385	$8.142096

M&E — 1.70% Investor Series	$11.439417	$11.762350	$12.823299	$11.756646	$10.622908	$11.334587	$8.134596

M&E — 1.75% Investor Series	$11.423193	$11.731506	$12.789674	$11.734085	$10.595068	$11.304876	$8.127101

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2009

		Seligman Smaller-	Transamerica		Transamerica	Transamerica	Van Kampen
	NFJ Dividend	Cap Value	Convertible	Transamerica	Growth	Small/Mid Cap	Capital Growth
	Value Portfolio	Portfolio	Securities VP	Equity VP	Opportunities VP	Value VP	Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	274,562.352	1,293,235.975	18,698.322	—	8,358.446	89,175.710	145,199.564

Cost	$2,701,693	$9,929,616	$135,507	$—	$82,426	$1,345,078	$3,490,611

Investments in mutual funds, Level 1 prices quoted at net asset value	$2,339,271	$8,212,048	$146,595	$—	$87,179	$1,427,703	$4,119,311
Receivable for units sold	—	—	—	—	—	—	2

Total assets	2,339,271	8,212,048	146,595	—	87,179	1,427,703	4,119,313

Liabilities
Payable for units redeemed	—	2	—	—	—	—	—

	$2,339,271	$8,212,046	$146,595	$—	$87,179	$1,427,703	$4,119,313

Net Assets:
Deferred annuity contracts terminable by owners	$2,339,271	$8,212,046	$146,595	$—	$87,179	$1,427,703	$4,119,313

Total net assets	$2,339,271	$8,212,046	$146,595	$—	$87,179	$1,427,703	$4,119,313

Accumulation units outstanding:
M&E — 1.25% Investor Series	23,854	—	2,281	—	—	40,536	—

M&E — 1.35% Investor Series	31,805	—	569	—	—	9,824	—

M&E — 1.35% Retirement Plus	—	—	—	—	—	—	—

M&E — 1.45% Investor Series	127,674	—	1,370	—	8,103	38,641	—

M&E — 1.55% Retirement Optimizer	—	41,274	—	—	—	—	18,433

M&E — 1.55% Investor Series	51,021	—	8,524	—	—	14,204	—

M&E — 1.59% Retirement Power	—	384,541	—	—	—	—	848,074

M&E — 1.60% Investor Series	17,759	—	1,895	—	—	4,108	—

M&E — 1.65% Investor Series	70,369	—	867	—	1,522	56,506	—

M&E — 1.70% Investor Series	15,196	—	—	—	—	—	—

M&E — 1.75% Investor Series	2,308	—	1,268	—	—	2,400	—

Accumulation unit value:
M&E — 1.25% Investor Series	$6.930294	$—	$8.783034	$7.841728	$9.095895	$8.625602	$—

M&E — 1.35% Investor Series	$6.910624	$—	$8.766905	$7.827315	$9.079175	$8.609751	$—

M&E — 1.35% Retirement Plus	$—	$—	$—	$—	$—	$—	$—

M&E — 1.45% Investor Series	$6.891004	$—	$8.750811	$7.812935	$9.062498	$8.593926	$—

M&E — 1.55% Retirement Optimizer	$—	$15.994457	$—	$—	$—	$—	$9.529833

M&E — 1.55% Investor Series	$6.871450	$—	$8.734743	$7.798573	$9.045843	$8.578130	$—

M&E — 1.59% Retirement Power	$—	$19.638709	$—	$—	$—	$—	$4.650127

M&E — 1.60% Investor Series	$6.861690	$—	$8.726724	$7.791405	$9.037534	$8.570246	$—

M&E — 1.65% Investor Series	$6.851945	$—	$8.718709	$7.784244	$9.029229	$8.562367	$—

M&E — 1.70% Investor Series	$6.842213	$—	$8.710707	$7.777091	$9.020936	$8.554492	$—

M&E — 1.75% Investor Series	$6.832497	$—	$8.702706	$7.769942	$9.012643	$8.546631	$—

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Statements of Assets and Liabilities
December 31, 2009

	Van Kampen
	Comstock	Wanger
	Portfolio	International	Wanger USA
	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,932,551.008	95,329.070	365,985.734

Cost	$16,506,318	$3,326,265	$8,222,737

Investments in mutual funds, Level 1 prices quoted at net asset value	$19,538,091	$2,829,367	$10,046,308
Receivable for units sold	857	—	—

Total assets	19,538,948	2,829,367	10,046,308

Liabilities
Payable for units redeemed	—	1	8

	$19,538,948	$2,829,366	$10,046,300

Net Assets:
Deferred annuity contracts terminable by owners	$19,538,948	$2,829,366	$10,046,300

Total net assets	$19,538,948	$2,829,366	$10,046,300

Accumulation units outstanding:
M&E — 1.25% Investor Series	71,753	80,343	131,679

M&E — 1.35% Investor Series	3,639	1,929	42,508

M&E — 1.35% Retirement Plus	1,176,354	—	—

M&E — 1.45% Investor Series	205,077	89,060	311,194

M&E — 1.55% Retirement Optimizer	9,563	—	—

M&E — 1.55% Investor Series	27,593	4,366	36,776

M&E — 1.59% Retirement Power	192,749	—	—

M&E — 1.60% Investor Series	39,446	30,338	35,365

M&E — 1.65% Investor Series	176,601	111,639	300,428

M&E — 1.70% Investor Series	661	—	4,581

M&E — 1.75% Investor Series	1,122	—	12,180

Accumulation unit value:
M&E — 1.25% Investor Series	$10.089786	$8.966016	$11.636513

M&E — 1.35% Investor Series	$10.036902	$8.940580	$11.575521

M&E — 1.35% Retirement Plus	$10.395506	$—	$—

M&E — 1.45% Investor Series	$9.984298	$8.915211	$11.514846

M&E — 1.55% Retirement Optimizer	$10.278378	$—	$—

M&E — 1.55% Investor Series	$9.931972	$8.889914	$11.454495

M&E — 1.59% Retirement Power	$10.255113	$—	$—

M&E — 1.60% Investor Series	$9.905910	$8.877299	$11.424434

M&E — 1.65% Investor Series	$9.879918	$8.864698	$11.394460

M&E — 1.70% Investor Series	$9.853992	$8.852114	$11.364559

M&E — 1.75% Investor Series	$9.828139	$8.839550	$11.334739

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

		AIM V.I.
		Capital		AIM V.I.	AIM V.I. Mid
	AIM V.I. Basic	Appreciation	AIM V.I. Core	International	Cap Core
	Value Fund	Fund	Equity Fund	Growth Fund	Equity Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$5,396	$121,528	$1,171,168	$130,596	$170,275
Expenses:
Administrative, mortality and expense risk charges	4,477	259,507	1,026,688	134,841	134,921

Net investment income (loss)	919	(137,979)	144,480	(4,245)	35,354

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—	164,314
Proceeds from sales	83,774	2,943,835	37,978,446	2,124,577	1,714,641
Cost of investments sold	205,115	3,628,092	43,858,811	2,269,074	2,560,775

Net realized capital gains (losses) on investments	(121,341)	(684,257)	(5,880,365)	(144,497)	(681,820)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(271,119)	(5,648,761)	(19,794,727)	(3,327,226)	(1,487,340)
End of period	(27,243)	(1,387,954)	2,278,902	(732,151)	2,337,676

Net change in unrealized appreciation/depreciation of investments	243,876	4,260,807	22,073,629	2,595,075	3,825,016

Net realized and unrealized capital gains (losses) on investments	122,535	3,576,550	16,193,264	2,450,578	3,143,196

Increase (decrease) in net assets from operations	$123,454	$3,438,571	$16,337,744	$2,446,333	$3,178,550

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

	AllianceBernstein	AllianceBernstein	AllianceBernstein	AllianceBernstein	AllianceBernstein
	International	Global Thematic	Growth and	Large Cap	Small/Mid Cap
	Value Portfolio	Growth Portfolio	Income Portfolio	Growth Portfolio	Value Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$31,532	$—	$697,349	$126,404	$23,044
Expenses:
Administrative, mortality and expense risk charges	35,079	49,623	207,253	1,121,390	52,893

Net investment income (loss)	(3,547)	(49,623)	490,096	(994,986)	(29,849)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—	89,929
Proceeds from sales	1,105,528	1,499,153	12,184,170	15,469,096	5,955,138
Cost of investments sold	2,138,336	2,061,730	20,722,840	29,485,923	11,173,685

Net realized capital gains (losses) on investments	(1,032,808)	(562,577)	(8,538,670)	(14,016,827)	(5,128,618)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,134,379)	(1,622,550)	(8,794,559)	(55,795,190)	(4,856,424)
End of period	(452,534)	337,986	2,220,119	(15,526,171)	468,283

Net change in unrealized appreciation/depreciation of investments	1,681,845	1,960,536	11,014,678	40,269,019	5,324,707

Net realized and unrealized capital gains (losses) on investments	649,037	1,397,959	2,476,008	26,252,192	196,089

Increase (decrease) in net assets from operations	$645,490	$1,348,336	$2,966,104	$25,257,206	$166,240

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

		American
		Century VP	American	American Funds
	AllianceBernstein	International	Century VP	Asset Allocation	American Funds
	Value Portfolio	Fund	Ultra® Fund	Fund	Bond Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$42,274	$949,408	$144,693	$323,294	$1,609,315
Expenses:
Administrative, mortality and expense risk charges	18,242	450,243	236,131	215,788	852,501

Net investment income (loss)	24,032	499,165	(91,438)	107,506	756,814

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—	—
Proceeds from sales	394,000	29,238,017	45,180,431	2,012,656	16,544,363
Cost of investments sold	797,638	48,791,379	46,810,269	2,659,671	18,767,659

Net realized capital gains (losses) on investments	(403,638)	(19,553,362)	(1,629,838)	(647,015)	(2,223,296)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,212,715)	(26,902,281)	(1,745,633)	(5,970,593)	(8,667,027)
End of period	(604,041)	(3,424,504)	1,247,523	(2,770,045)	(1,791,451)

Net change in unrealized appreciation/depreciation of investments	608,674	23,477,777	2,993,156	3,200,548	6,875,576

Net realized and unrealized capital gains (losses) on investments	205,036	3,924,415	1,363,318	2,553,533	4,652,280

Increase (decrease) in net assets from operations	$229,068	$4,423,580	$1,271,880	$2,661,039	$5,409,094

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

		American Funds	American Funds
	American Funds	Growth-Income	International	BlackRock	BlackRock Basic
	Growth Fund	Fund	Fund	Balanced Capital	Value V.I. Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$251,507	$328,041	$1,377,054	$571,055	$5,477,253
Expenses:
Administrative, mortality and expense risk charges	755,024	340,975	1,310,628	347,138	3,457,204

Net investment income (loss)	(503,517)	(12,934)	66,426	223,917	2,020,049

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	425,411	—	—
Proceeds from sales	41,321,618	4,388,374	25,574,532	5,050,142	45,462,516
Cost of investments sold	79,009,679	6,186,015	36,771,421	5,928,579	73,261,905

Net realized capital gains (losses) on investments	(37,688,061)	(1,797,641)	(10,771,478)	(878,437)	(27,799,389)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(42,628,086)	(12,696,531)	(47,288,445)	(5,075,905)	(159,199,667)
End of period	6,274,426	(5,438,534)	(10,429,902)	(571,878)	(67,416,217)

Net change in unrealized appreciation/depreciation of investments	48,902,512	7,257,997	36,858,543	4,504,027	91,783,450

Net realized and unrealized capital gains (losses) on investments	11,214,451	5,460,356	26,087,065	3,625,590	63,984,061

Increase (decrease) in net assets from operations	$10,710,934	$5,447,422	$26,153,491	$3,849,507	$66,004,110

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

		BlackRock
		Fundamental	BlackRock	BlackRock	BlackRock
	BlackRock Total	Growth V.I.	Global Allocation	Global Growth	Government
	Return V.I. Fund	Fund	V.I. Fund	V.I. Fund	Income V.I. Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$11,291,726	$605,576	$10,132,354	$979,029	$8,516,017
Expenses:
Administrative, mortality and expense risk charges	2,574,203	2,026,150	7,197,751	572,685	3,105,347

Net investment income (loss)	8,717,523	(1,420,574)	2,934,603	406,344	5,410,670

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	806,403	—	—	—	5,593,759
Proceeds from sales	50,798,104	37,628,264	84,804,961	34,168,378	62,259,613
Cost of investments sold	57,210,425	46,741,369	77,757,722	30,520,293	65,707,720

Net realized capital gains (losses) on investments	(5,605,918)	(9,113,105)	7,047,239	3,648,085	2,145,652

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(39,524,803)	(35,070,934)	(4,916,288)	(4,807,467)	6,149,175
End of period	(14,211,809)	22,843,560	79,900,647	7,260,676	(8,688,886)

Net change in unrealized appreciation/depreciation of investments	25,312,994	57,914,494	84,816,935	12,068,143	(14,838,061)

Net realized and unrealized capital gains (losses) on investments	19,707,076	48,801,389	91,864,174	15,716,228	(12,692,409)

Increase (decrease) in net assets from operations	$28,424,599	$47,380,815	$94,798,777	$16,122,572	$(7,281,739)

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

		BlackRock	BlackRock Large	BlackRock Large	BlackRock Large
	BlackRock High	International	Cap Core V.I.	Cap Growth V.I.	Cap Value V.I.
	Income V.I. Fund	Value V.I. Fund	Fund	Fund	Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$8,491,021	$2,653,471	$2,412,895	$728,585	$1,601,201
Expenses:
Administrative, mortality and expense risk charges	1,221,386	1,456,799	2,520,879	1,589,079	1,385,406

Net investment income (loss)	7,269,635	1,196,672	(107,984)	(860,494)	215,795

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—	—
Proceeds from sales	20,972,361	20,015,982	37,430,304	44,690,575	33,470,413
Cost of investments sold	27,962,130	31,592,305	54,242,411	50,100,330	58,931,268

Net realized capital gains (losses) on investments	(6,989,769)	(11,576,323)	(16,812,107)	(5,409,755)	(25,460,855)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(44,172,676)	(83,852,231)	(118,037,915)	(28,985,569)	(36,068,254)
End of period	(5,637,294)	(49,680,287)	(65,908,645)	6,764,777	2,186,424

Net change in unrealized appreciation/depreciation of investments	38,535,382	34,171,944	52,129,270	35,750,346	38,254,678

Net realized and unrealized capital gains (losses) on investments	31,545,613	22,595,621	35,317,163	30,340,591	12,793,823

Increase (decrease) in net assets from operations	$38,815,248	$23,792,293	$35,209,179	$29,480,097	$13,009,618

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

	BlackRock	BlackRock S&P	BlackRock Utilities	BlackRock Value
	Money Market	500 Index V.I.	&	Opportunities	Davis Value
	V.I. Fund	Fund	Telecommunications	V.I. Fund	Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$339,049	$2,031,393	$531,378	$815,270	$1,397,129
Expenses:
Administrative, mortality and expense risk charges	3,216,261	1,411,644	225,880	1,453,139	1,618,482

Net investment income (loss)	(2,877,212)	619,749	305,498	(637,869)	(221,353)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	39,594	764,130	127,436	—	—
Proceeds from sales	151,914,866	20,823,885	3,049,034	17,719,264	22,377,409
Cost of investments sold	151,914,866	33,731,979	4,123,479	40,575,561	29,254,362

Net realized capital gains (losses) on investments	39,594	(12,143,964)	(947,009)	(22,856,297)	(6,876,953)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(44,573,331)	(4,574,547)	(111,509,006)	(36,969,765)
End of period	—	(10,182,229)	(1,911,884)	(63,260,052)	3,346,087

Net change in unrealized appreciation/depreciation of investments	—	34,391,102	2,662,663	48,248,954	40,315,852

Net realized and unrealized capital gains (losses) on investments	39,594	22,247,138	1,715,654	25,392,657	33,438,899

Increase (decrease) in net assets from operations	$(2,837,618)	$22,866,887	$2,021,152	$24,754,788	$33,217,546

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

				Federated
	Dreyfus VIF	Eaton Vance VT	Eaton Vance VT	Capital	Federated
	Appreciation	Floating-Rate	Large-Cap Value	Appreciation	Kaufmann Fund
	Portfolio	Income Fund	Fund	Fund II	II
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$737,324	$86,637	$246,159	$711,914	$—
Expenses:
Administrative, mortality and expense risk charges	218,451	25,935	322,903	829,562	456,279

Net investment income (loss)	518,873	60,702	(76,744)	(117,648)	(456,279)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,428,580	—	—	—	—
Proceeds from sales	34,590,169	583,921	2,133,002	43,857,431	14,645,256
Cost of investments sold	49,737,256	634,693	3,136,975	45,176,175	17,365,471

Net realized capital gains (losses) on investments	(12,718,507)	(50,772)	(1,003,973)	(1,318,744)	(2,720,215)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(12,739,926)	(483,527)	(6,501,501)	(10,052,785)	(13,001,109)
End of period	269,777	50,005	214,161	(2,687,849)	(2,990,933)

Net change in unrealized appreciation/depreciation of investments	13,009,703	533,532	6,715,662	7,364,936	10,010,176

Net realized and unrealized capital gains (losses) on investments	291,196	482,760	5,711,689	6,046,192	7,289,961

Increase (decrease) in net assets from operations	$810,069	$543,462	$5,634,945	$5,928,544	$6,833,682

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

	Templeton	Templeton		Janus Aspen-
	Foreign	Growth	Janus Aspen	Enterprise	MFS® Growth
	Securities Fund	Securities Fund	Forty Portfolio	Portfolio	Series
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$215,364	$117,218	$4,262	$—	$153,781
Expenses:
Administrative, mortality and expense risk charges	97,733	46,222	511,780	99,741	671,980

Net investment income (loss)	117,631	70,996	(507,518)	(99,741)	(518,199)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	265,686	—	—	—	—
Proceeds from sales	3,497,389	1,557,269	16,038,273	2,556,197	10,239,052
Cost of investments sold	4,743,519	2,562,996	18,744,825	4,046,033	15,671,271

Net realized capital gains (losses) on investments	(980,445)	(1,005,727)	(2,706,552)	(1,489,836)	(5,432,219)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(3,847,976)	(2,612,977)	(13,623,423)	(5,062,197)	(18,376,568)
End of period	(734,182)	(873,798)	1,602,669	(908,671)	2,942,635

Net change in unrealized appreciation/depreciation of investments	3,113,794	1,739,179	15,226,092	4,153,526	21,319,203

Net realized and unrealized capital gains (losses) on investments	2,133,349	733,452	12,519,540	2,663,690	15,886,984

Increase (decrease) in net assets from operations	$2,250,980	$804,448	$12,012,022	$2,563,949	$15,368,785

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

	Oppenheimer		Oppenheimer
	Capital	Oppenheimer	Main Street	PIMCO
	Appreciation	Main Street	Small Cap	CommodityRealReturn
	Fund/VA	Fund®/VA	Fund®/VA	Strategy Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$76	$11,132	$12,906	$693,937
Expenses:
Administrative, mortality and expense risk charges	16,142	10,814	28,202	219,835

Net investment income (loss)	(16,066)	318	(15,296)	474,102

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	1,308,613
Proceeds from sales	307,784	144,029	418,125	10,941,998
Cost of investments sold	407,456	185,012	641,962	17,152,299

Net realized capital gains (losses) on investments	(99,672)	(40,983)	(223,837)	(4,901,688)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(628,861)	(395,264)	(1,128,687)	(9,129,494)
End of period	(102,944)	(175,720)	(170,204)	203,577

Net change in unrealized appreciation/depreciation of investments	525,917	219,544	958,483	9,333,071

Net realized and unrealized capital gains (losses) on investments	426,245	178,561	734,646	4,431,383

Increase (decrease) in net assets from operations	$410,179	$178,879	$719,350	$4,905,485

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

				Pioneer
	PIMCO Low			Emerging
	Duration	PIMCO Real	PIMCO Total	Markets VCT	Pioneer Fund
	Portfolio	Return Portfolio	Return Portfolio	Portfolio	VCT Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$103,710	$1,145,425	$24,493,982	$30,644	$7,911
Expenses:
Administrative, mortality and expense risk charges	47,073	554,757	6,751,212	123,085	7,034

Net investment income (loss)	56,637	590,668	17,742,770	(92,441)	877

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	215,096	1,194,950	15,229,743	—	—
Proceeds from sales	2,724,137	21,144,262	120,440,665	3,599,804	117,199
Cost of investments sold	2,730,687	21,217,085	114,236,145	5,145,709	183,538

Net realized capital gains (losses) on investments	208,546	1,122,127	21,434,263	(1,545,905)	(66,339)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(83,378)	(3,524,558)	(448,799)	(2,742,462)	(263,418)
End of period	(46,692)	624,565	14,417,816	3,298,176	(91,311)

Net change in unrealized appreciation/depreciation of investments	36,686	4,149,123	14,866,615	6,040,638	172,107

Net realized and unrealized capital gains (losses) on investments	245,232	5,271,250	36,300,878	4,494,733	105,768

Increase (decrease) in net assets from operations	$301,869	$5,861,918	$54,043,648	$4,402,292	$106,645

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

	Pioneer High	Pioneer Real		Seligman Smaller-	Transamerica
	Yield VCT	Estate Shares	NFJ Dividend	Cap Value	Convertible
	Portfolio	VCT Portfolio	Value Portfolio	Portfolio	Securities VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$346,726	$274,657	$125,681	$—	$3,463
Expenses:
Administrative, mortality and expense risk charges	88,741	91,906	31,483	112,398	1,307

Net investment income (loss)	257,985	182,751	94,198	(112,398)	2,156

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	180,160	—
Proceeds from sales	3,985,087	2,780,638	528,011	2,030,974	10,521
Cost of investments sold	3,999,495	4,128,575	856,063	6,619,477	14,060

Net realized capital gains (losses) on investments	(14,408)	(1,347,937)	(328,052)	(4,408,343)	(3,539)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(800,597)	(2,152,920)	(863,071)	(8,337,455)	(14,478)
End of period	1,619,684	1,588,978	(362,422)	(1,717,568)	11,088

Net change in unrealized appreciation/depreciation of investments	2,420,281	3,741,898	500,649	6,619,887	25,566

Net realized and unrealized capital gains (losses) on investments	2,405,873	2,393,961	172,597	2,211,544	22,027

Increase (decrease) in net assets from operations	$2,663,858	$2,576,712	$266,795	$2,099,146	$24,183

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

		Transamerica	Transamerica	Van Kampen	Van Kampen
	Transamerica	Growth	Small/Mid Cap	Capital Growth	Comstock
	Equity VP	Opportunities VP	Value VP	Portfolio	Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$3,969	$4,105	$2,170,048
Expenses:
Administrative, mortality and expense risk charges	—	298	6,542	58,118	409,404

Net investment income (loss)	—	(298)	(2,573)	(54,013)	1,760,644

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—	—
Proceeds from sales	—	1,374	299,841	2,090,271	54,520,319
Cost of investments sold	—	1,354	281,535	1,812,149	77,134,897

Net realized capital gains (losses) on investments	—	20	18,306	278,122	(22,614,578)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	(12,953)	(974,989)	(20,900,228)
End of period	—	4,753	82,625	628,699	3,031,773

Net change in unrealized appreciation/depreciation of investments	—	4,753	95,578	1,603,688	23,932,001

Net realized and unrealized capital gains (losses) on investments	—	4,773	113,884	1,881,810	1,317,423

Increase (decrease) in net assets from operations	$—	$4,475	$111,311	$1,827,797	$3,078,067

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Operations
Year Ended December 31, 2009

	Wanger
	International	Wanger USA
	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$87,854	$—
Expenses:
Administrative, mortality and expense risk charges	33,916	143,150

Net investment income (loss)	53,938	(143,150)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—
Proceeds from sales	601,876	7,192,272
Cost of investments sold	1,019,247	6,983,088

Net realized capital gains (losses) on investments	(417,371)	209,184

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,782,398)	(1,485,221)
End of period	(496,898)	1,823,571

Net change in unrealized appreciation/depreciation of investments	1,285,500	3,308,792

Net realized and unrealized capital gains (losses) on investments	868,129	3,517,976

Increase (decrease) in net assets from operations	$922,067	$3,374,826

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			AIM V.I. Capital Appreciation
	AIM V.I. Basic Value Fund		Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$919	$(1,884)	$(137,979)	$(562,934)
Net realized capital gains (losses) on investments	(121,341)	30,742	(684,257)	(3,106)
Net change in unrealized appreciation/depreciation of investments	243,876	(257,438)	4,260,807	(22,705,313)

Increase (decrease) in net assets from operations	123,454	(228,580)	3,438,571	(23,271,353)

Contract transactions
Net contract purchase payments	2,000	4,719	9,344	55,775
Transfer payments from (to) other subaccounts or general account	451,080	3,314	(885,220)	(13,030,849)
Contract terminations, withdrawals, and other deductions	(1,772)	(3,713)	(1,392,226)	(5,728,752)
Contract maintenance charges	(3,779)	(2,722)	(14,833)	(23,148)

Increase (decrease) in net assets from contract transactions	447,529	1,598	(2,282,935)	(18,726,973)

Net increase (decrease) in net assets	570,983	(226,982)	1,155,636	(41,998,327)

Net assets:
Beginning of the period	198,046	425,027	19,885,173	61,883,500

End of the period	$769,029	$198,046	$21,040,809	$19,885,173

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			AIM V.I. International Growth
	AIM V.I. Core Equity Fund		Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$144,480	$876,509	$(4,245)	$(148,028)
Net realized capital gains (losses) on investments	(5,880,365)	100,155	(144,497)	388,931
Net change in unrealized appreciation/depreciation of investments	22,073,629	(32,322,711)	2,595,075	(7,726,726)

Increase (decrease) in net assets from operations	16,337,744	(31,346,047)	2,446,333	(7,485,823)

Contract transactions
Net contract purchase payments	49,377	128,032	2,346	14,379
Transfer payments from (to) other subaccounts or general account	(14,832,019)	25,953,692	179,742	177,218
Contract terminations, withdrawals, and other deductions	(9,033,975)	(11,834,205)	(1,210,088)	(2,207,782)
Contract maintenance charges	(41,111)	(39,231)	(1,457)	(2,234)

Increase (decrease) in net assets from contract transactions	(23,857,728)	14,208,288	(1,029,457)	(2,018,419)

Net increase (decrease) in net assets	(7,519,985)	(17,137,759)	1,416,876	(9,504,242)

Net assets:
Beginning of the period	80,436,715	97,574,474	8,372,260	17,876,502

End of the period	$72,916,730	$80,436,715	$9,789,136	$8,372,260

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	AIM V.I. Mid Cap Core Equity		AllianceBernstein International
	Fund		Value Portfolio
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$35,354	$8,187	$(3,547)	$(13,911)
Net realized capital gains (losses) on investments	(681,820)	385,102	(1,032,808)	(48,545)
Net change in unrealized appreciation/ depreciation of investments	3,825,016	(1,576,526)	1,681,845	(2,086,242)

Increase (decrease) in net assets from operations	3,178,550	(1,183,237)	645,490	(2,148,698)

Contract transactions
Net contract purchase payments	129,602	37,285	87,940	277,781
Transfer payments from (to) other subaccounts or general account	11,170,668	1,536,792	(702,236)	2,050,672
Contract terminations, withdrawals, and other deductions	(489,045)	(283,849)	(28,900)	(11,474)
Contract maintenance charges	(87,064)	(27,977)	(19,503)	(16,840)

Increase (decrease) in net assets from contract transactions	10,724,161	1,262,251	(662,699)	2,300,139

Net increase (decrease) in net assets	13,902,711	79,014	(17,209)	151,441

Net assets:
Beginning of the period	2,926,827	2,847,813	2,250,405	2,098,964

End of the period	$16,829,538	$2,926,827	$2,233,196	$2,250,405

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	AllianceBernstein Global		AllianceBernstein Growth and
	Thematic Growth Portfolio		Income Portfolio
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(49,623)	$(49,379)	$490,096	$65,475
Net realized capital gains (losses) on investments	(562,577)	156,796	(8,538,670)	1,390,480
Net change in unrealized appreciation/depreciation of investments	1,960,536	(2,334,052)	11,014,678	(10,789,629)

Increase (decrease) in net assets from operations	1,348,336	(2,226,635)	2,966,104	(9,333,674)

Contract transactions
Net contract purchase payments	5,238	3,210	2,379	9,453
Transfer payments from (to) other subaccounts or general account	3,114,514	(769,936)	2,396,449	(6,752,835)
Contract terminations, withdrawals, and other deductions	(195,084)	(293,736)	(2,288,853)	(2,600,747)
Contract maintenance charges	(8,389)	(6,649)	(2,002)	(2,347)

Increase (decrease) in net assets from contract transactions	2,916,279	(1,067,111)	107,973	(9,346,476)

Net increase (decrease) in net assets	4,264,615	(3,293,746)	3,074,077	(18,680,150)

Net assets:
Beginning of the period	2,091,904	5,385,650	10,623,241	29,303,391

End of the period	$6,356,519	$2,091,904	$13,697,318	$10,623,241

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	AllianceBernstein Large Cap		AllianceBernstein Small/Mid
	Growth Portfolio		Cap Value Portfolio
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(994,986)	$(1,699,822)	$(29,849)	$(67,663)
Net realized capital gains (losses) on investments	(14,016,827)	(13,672,080)	(5,128,618)	376,565
Net change in unrealized appreciation/depreciation of investments	40,269,019	(44,590,063)	5,324,707	(4,024,024)

Increase (decrease) in net assets from operations	25,257,206	(59,961,965)	166,240	(3,715,122)

Contract transactions
Net contract purchase payments	44,849	185,999	56,703	160,590
Transfer payments from (to) other subaccounts or general account	(4,373,725)	(11,025,557)	(3,345,359)	1,520,264
Contract terminations, withdrawals, and other deductions	(8,141,667)	(16,095,989)	(247,204)	(367,679)
Contract maintenance charges	(70,564)	(77,167)	(35,037)	(71,343)

Increase (decrease) in net assets from contract transactions	(12,541,107)	(27,012,714)	(3,570,897)	1,241,832

Net increase (decrease) in net assets	12,716,099	(86,974,679)	(3,404,657)	(2,473,290)

Net assets:
Beginning of the period	79,762,792	166,737,471	7,188,463	9,661,753

End of the period	$92,478,891	$79,762,792	$3,783,806	$7,188,463

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	AllianceBernstein Value		American Century VP
	Portfolio		International Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$24,032	$20,946	$499,165	$(447,859)
Net realized capital gains (losses) on investments	(403,638)	(157,800)	(19,553,362)	10,738,522
Net change in unrealized appreciation/depreciation of investments	608,674	(872,919)	23,477,777	(52,561,562)

Increase (decrease) in net assets from operations	229,068	(1,009,773)	4,423,580	(42,270,899)

Contract transactions
Net contract purchase payments	2,373	810	8,943	26,181
Transfer payments from (to) other subaccounts or general account	(101,281)	(594,931)	(1,671,267)	15,503,538
Contract terminations, withdrawals, and other deductions	(58,678)	(22,770)	(2,951,277)	(9,175,201)
Contract maintenance charges	(12,952)	(16,719)	(47,596)	(68,150)

Increase (decrease) in net assets from contract transactions	(170,538)	(633,610)	(4,661,197)	6,286,368

Net increase (decrease) in net assets	58,530	(1,643,383)	(237,617)	(35,984,531)

Net assets:
Beginning of the period	1,293,526	2,936,909	45,381,177	81,365,708

End of the period	$1,352,056	$1,293,526	$45,143,560	$45,381,177

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	American Century VP Ultra®		American Funds Asset
	Fund		Allocation Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(91,438)	$(267,752)	$107,506	$152,041
Net realized capital gains (losses) on investments	(1,629,838)	116,424	(647,015)	410,898
Net change in unrealized appreciation/depreciation of investments	2,993,156	(4,446,637)	3,200,548	(6,365,493)

Increase (decrease) in net assets from operations	1,271,880	(4,597,965)	2,661,039	(5,802,554)

Contract transactions
Net contract purchase payments	303	19,617	35,338	811,576
Transfer payments from (to) other subaccounts or general account	(41,400,276)	34,455,143	297,940	847,756
Contract terminations, withdrawals, and other deductions	(2,324,457)	(2,528,608)	(516,052)	(221,278)
Contract maintenance charges	(15,500)	(17,057)	(137,520)	(133,859)

Increase (decrease) in net assets from contract transactions	(43,739,930)	31,929,095	(320,294)	1,304,195

Net increase (decrease) in net assets	(42,468,050)	27,331,130	2,340,745	(4,498,359)

Net assets:
Beginning of the period	47,780,736	20,449,606	12,736,951	17,235,310

End of the period	$5,312,686	$47,780,736	$15,077,696	$12,736,951

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	American Funds Bond Fund		American Funds Growth Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$756,814	$2,570,555	$(503,517)	$(652,763)
Net realized capital gains (losses) on investments	(2,223,296)	(3,427,136)	(37,688,061)	4,420,718
Net change in unrealized appreciation/depreciation of investments	6,875,576	(6,735,259)	48,902,512	(45,636,518)

Increase (decrease) in net assets from operations	5,409,094	(7,591,840)	10,710,934	(41,868,563)

Contract transactions
Net contract purchase payments	826,312	1,173,332	174,313	1,502,416
Transfer payments from (to) other subaccounts or general account	500,697	(8,296,319)	(30,445,622)	27,350,163
Contract terminations, withdrawals, and other deductions	(2,894,678)	(2,862,543)	(2,517,304)	(2,519,875)
Contract maintenance charges	(511,109)	(554,043)	(480,999)	(633,213)

Increase (decrease) in net assets from contract transactions	(2,078,778)	(10,539,573)	(33,269,612)	25,699,491

Net increase (decrease) in net assets	3,330,316	(18,131,413)	(22,558,678)	(16,169,072)

Net assets:
Beginning of the period	47,242,306	65,373,719	67,369,881	83,538,953

End of the period	$50,572,622	$47,242,306	$44,811,203	$67,369,881

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	American Funds Growth-		American Funds International
	Income Fund		Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(12,934)	$44,807	$66,426	$320,930
Net realized capital gains (losses) on investments	(1,797,641)	1,467,768	(10,771,478)	11,108,334
Net change in unrealized appreciation/depreciation of investments	7,257,997	(13,381,051)	36,858,543	(60,576,171)

Increase (decrease) in net assets from operations	5,447,422	(11,868,476)	26,153,491	(49,146,907)

Contract transactions
Net contract purchase payments	84,368	892,731	1,091,173	1,917,214
Transfer payments from (to) other subaccounts or general account	(819,208)	4,555,064	23,442,580	20,224,734
Contract terminations, withdrawals, and other deductions	(902,949)	(1,456,594)	(4,191,955)	(3,880,962)
Contract maintenance charges	(231,292)	(225,088)	(796,973)	(739,629)

Increase (decrease) in net assets from contract transactions	(1,869,081)	3,766,113	19,544,825	17,521,357

Net increase (decrease) in net assets	3,578,341	(8,102,363)	45,698,316	(31,625,550)

Net assets:
Beginning of the period	19,546,529	27,648,892	68,912,969	100,538,519

End of the period	$23,124,870	$19,546,529	$114,611,285	$68,912,969

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Balanced Capital		BlackRock Basic Value V.I. Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$223,917	$332,633	$2,020,049	$1,935,691
Net realized capital gains (losses) on investments	(878,437)	411,095	(27,799,389)	(43,894,890)
Net change in unrealized appreciation/depreciation of investments	4,504,027	(13,411,286)	91,783,450	(148,304,652)

Increase (decrease) in net assets from operations	3,849,507	(12,667,558)	66,004,110	(190,263,851)

Contract transactions
Net contract purchase payments	—	—	730,592	703,367
Transfer payments from (to) other subaccounts or general account	(1,253,169)	(2,178,854)	27,497,626	(41,604,728)
Contract terminations, withdrawals, and other deductions	(3,363,386)	(5,759,414)	(27,217,421)	(55,096,260)
Contract maintenance charges	(12,772)	(13,255)	(428,167)	(416,033)

Increase (decrease) in net assets from contract transactions	(4,629,327)	(7,951,523)	582,630	(96,413,654)

Net increase (decrease) in net assets	(779,820)	(20,619,081)	66,586,740	(286,677,505)

Net assets:
Beginning of the period	27,380,777	47,999,858	242,738,742	529,416,247

End of the period	$26,600,957	$27,380,777	$309,325,482	$242,738,742

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Total Return		BlackRock Fundamental Growth
	V.I. Fund		V.I. Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$8,717,523	$9,778,487	$(1,420,574)	$(1,339,913)
Net realized capital gains (losses) on investments	(5,605,918)	(6,009,840)	(9,113,105)	(3,401,600)
Net change in unrealized appreciation/depreciation of investments	25,312,994	(39,886,220)	57,914,494	(53,124,968)

Increase (decrease) in net assets from operations	28,424,599	(36,117,573)	47,380,815	(57,866,481)

Contract transactions
Net contract purchase payments	124,695	135,310	902,906	1,028,035
Transfer payments from (to) other subaccounts or general account	(15,978,435)	(37,298,764)	67,646,955	13,474,353
Contract terminations, withdrawals, and other deductions	(28,143,400)	(41,681,340)	(12,198,067)	(14,273,259)
Contract maintenance charges	(190,231)	(205,468)	(553,469)	(406,304)

Increase (decrease) in net assets from contract transactions	(44,187,371)	(79,050,262)	55,798,325	(177,175)

Net increase (decrease) in net assets	(15,762,772)	(115,167,835)	103,179,140	(58,043,656)

Net assets:
Beginning of the period	197,310,857	312,478,692	84,194,458	142,238,114

End of the period	$181,548,085	$197,310,857	$187,373,598	$84,194,458

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Global Allocation		BlackRock Global Growth
	V.I. Fund		V.I. Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$2,934,603	$4,575,247	$406,344	$(528,179)
Net realized capital gains (losses) on investments	7,047,239	5,664,880	3,648,085	6,315,345
Net change in unrealized appreciation/depreciation of investments	84,816,935	(144,653,276)	12,068,143	(35,998,048)

Increase (decrease) in net assets from operations	94,798,777	(134,413,149)	16,122,572	(30,210,882)

Contract transactions
Net contract purchase payments	2,669,574	2,851,453	42,973	112,473
Transfer payments from (to) other subaccounts or general account	43,943,712	56,825,481	(2,392,328)	(1,998,865)
Contract terminations, withdrawals, and other deductions	(54,355,872)	(72,672,917)	(3,524,856)	(6,518,432)
Contract maintenance charges	(1,102,780)	(922,991)	(45,584)	(38,507)

Increase (decrease) in net assets from contract transactions	(8,845,366)	(13,918,974)	(5,919,795)	(8,443,331)

Net increase (decrease) in net assets	85,953,411	(148,332,123)	10,202,777	(38,654,213)

Net assets:
Beginning of the period	509,226,455	657,558,578	30,584,340	69,238,553

End of the period	$595,179,866	$509,226,455	$40,787,117	$30,584,340

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Government Income		BlackRock High Income
	V.I. Fund		V.I. Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$5,410,670	$2,547,936	$7,269,635	$8,596,376
Net realized capital gains (losses) on investments	2,145,652	(1,386,417)	(6,989,769)	(2,356,489)
Net change in unrealized appreciation/depreciation of investments	(14,838,061)	12,438,316	38,535,382	(41,279,149)

Increase (decrease) in net assets from operations	(7,281,739)	13,599,835	38,815,248	(35,039,262)

Contract transactions
Net contract purchase payments	34,286	297,701	132,922	98,164
Transfer payments from (to) other subaccounts or general account	25,526,241	21,947,019	(3,663,993)	(3,862,537)
Contract terminations, withdrawals, and other deductions	(35,956,258)	(34,063,269)	(11,263,782)	(18,437,672)
Contract maintenance charges	(169,805)	(125,838)	(89,518)	(82,973)

Increase (decrease) in net assets from contract transactions	(10,565,536)	(11,944,387)	(14,884,371)	(22,285,018)

Net increase (decrease) in net assets	(17,847,275)	1,655,448	23,930,877	(57,324,280)

Net assets:
Beginning of the period	220,898,844	219,243,396	80,811,333	138,135,613

End of the period	$203,051,569	$220,898,844	$104,742,210	$80,811,333

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock International Value		BlackRock Large Cap Core
	V.I. Fund		V.I. Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$1,196,672	$2,182,314	$(107,984)	$(808,736)
Net realized capital gains (losses) on investments	(11,576,323)	5,731,622	(16,812,107)	(2,241,296)
Net change in unrealized appreciation/depreciation of investments	34,171,944	(107,696,802)	52,129,270	(144,814,324)

Increase (decrease) in net assets from operations	23,792,293	(99,782,866)	35,209,179	(147,864,356)

Contract transactions
Net contract purchase payments	82,737	221,910	246,418	309,438
Transfer payments from (to) other subaccounts or general account	27,646,722	(40,760,397)	(12,287,879)	(31,429,182)
Contract terminations, withdrawals, and other deductions	(10,988,164)	(22,696,853)	(20,893,612)	(41,972,808)
Contract maintenance charges	(137,425)	(162,920)	(267,203)	(302,016)

Increase (decrease) in net assets from contract transactions	16,603,870	(63,398,260)	(33,202,276)	(73,394,568)

Net increase (decrease) in net assets	40,396,163	(163,181,126)	2,006,903	(221,258,924)

Net assets:
Beginning of the period	98,128,577	261,309,703	196,112,051	417,370,975

End of the period	$138,524,740	$98,128,577	$198,118,954	$196,112,051

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Large Cap Growth		BlackRock Large Cap Value
	V.I. Fund		V.I. Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(860,494)	$(1,127,886)	$215,795	$(179,740)
Net realized capital gains (losses) on investments	(5,409,755)	1,343,294	(25,460,855)	1,974,206
Net change in unrealized appreciation/depreciation of investments	35,750,346	(62,361,960)	38,254,678	(35,054,190)

Increase (decrease) in net assets from operations	29,480,097	(62,146,552)	13,009,618	(33,259,724)

Contract transactions
Net contract purchase payments	812,330	262,367	41,541	60,238
Transfer payments from (to) other subaccounts or general account	22,940,043	(286,992)	(9,625,815)	17,940,974
Contract terminations, withdrawals, and other deductions	(9,579,696)	(16,311,306)	(10,115,154)	(10,394,871)
Contract maintenance charges	(482,548)	(153,439)	(170,086)	(163,272)

Increase (decrease) in net assets from contract transactions	13,690,129	(16,489,370)	(19,869,514)	7,443,069

Net increase (decrease) in net assets	43,170,226	(78,635,922)	(6,859,896)	(25,816,655)

Net assets:
Beginning of the period	87,348,034	165,983,956	109,564,047	135,380,702

End of the period	$130,518,260	$87,348,034	$102,704,151	$109,564,047

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Money Market		BlackRock S&P 500 Index
	V.I. Fund		V.I. Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(2,877,212)	$2,501,182	$619,749	$713,171
Net realized capital gains (losses) on investments	39,594	—	(12,143,964)	(1,625,929)
Net change in unrealized appreciation/depreciation of investments	—	—	34,391,102	(68,554,523)

Increase (decrease) in net assets from operations	(2,837,618)	2,501,182	22,866,887	(69,467,281)

Contract transactions
Net contract purchase payments	78,937,761	190,116,958	199,624	489,341
Transfer payments from (to) other subaccounts or general account	19,297,840	(76,050,145)	(3,072,539)	(12,658,870)
Contract terminations, withdrawals, and other deductions	(68,496,394)	(109,137,542)	(9,637,810)	(18,833,101)
Contract maintenance charges	(354,744)	(238,273)	(150,281)	(161,778)

Increase (decrease) in net assets from contract transactions	29,384,463	4,690,998	(12,661,006)	(31,164,408)

Net increase (decrease) in net assets	26,546,845	7,192,180	10,205,881	(100,631,689)

Net assets:
Beginning of the period	238,950,937	231,758,757	105,041,417	205,673,106

End of the period	$265,497,782	$238,950,937	$115,247,298	$105,041,417

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	BlackRock Utilities &		BlackRock Value Opportunities
	Telecommunications		V.I. Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$305,498	$259,848	$(637,869)	$(1,332,647)
Net realized capital gains (losses) on investments	(947,009)	1,225,578	(22,856,297)	(25,048,911)
Net change in unrealized appreciation/depreciation of investments	2,662,663	(12,300,505)	48,248,954	(59,577,506)

Increase (decrease) in net assets from operations	2,021,152	(10,815,079)	24,754,788	(85,959,064)

Contract transactions
Net contract purchase payments	—	—	129,685	363,833
Transfer payments from (to) other subaccounts or general account	(1,145,391)	(1,041,267)	23,602,326	(21,032,740)
Contract terminations, withdrawals, and other deductions	(1,670,271)	(4,386,552)	(10,084,325)	(25,917,795)
Contract maintenance charges	(6,105)	(7,006)	(119,557)	(139,538)

Increase (decrease) in net assets from contract transactions	(2,821,767)	(5,434,825)	13,528,129	(46,726,240)

Net increase (decrease) in net assets	(800,615)	(16,249,904)	38,282,917	(132,685,304)

Net assets:
Beginning of the period	18,400,277	34,650,181	103,218,569	235,903,873

End of the period	$17,599,662	$18,400,277	$141,501,486	$103,218,569

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			Dreyfus VIF Appreciation
	Davis Value Portfolio		Portfolio
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(221,353)	$(785,723)	$518,873	$38,760
Net realized capital gains (losses) on investments	(6,876,953)	5,094,086	(12,718,507)	945,940
Net change in unrealized appreciation/depreciation of investments	40,315,852	(71,277,706)	13,009,703	(13,775,158)

Increase (decrease) in net assets from operations	33,217,546	(66,969,343)	810,069	(12,790,458)

Contract transactions
Net contract purchase payments	405,153	412,386	161,501	607,476
Transfer payments from (to) other subaccounts or general account	87,177,846	(19,116,863)	(29,324,268)	10,311,379
Contract terminations, withdrawals, and other deductions	(11,493,169)	(16,907,138)	(794,880)	(1,447,472)
Contract maintenance charges	(316,809)	(238,115)	(164,813)	(291,786)

Increase (decrease) in net assets from contract transactions	75,773,021	(35,849,730)	(30,122,460)	9,179,597

Net increase (decrease) in net assets	108,990,567	(102,819,073)	(29,312,391)	(3,610,861)

Net assets:
Beginning of the period	76,653,721	179,472,794	30,605,127	34,215,988

End of the period	$185,644,288	$76,653,721	$1,292,736	$30,605,127

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Eaton Vance VT Floating-Rate		Eaton Vance VT Large-Cap
	Income Fund		Value Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$60,702	$75,226	$(76,744)	$(36,920)
Net realized capital gains (losses) on investments	(50,772)	(129,652)	(1,003,973)	(2,391,311)
Net change in unrealized appreciation/depreciation of investments	533,532	(441,648)	6,715,662	(6,510,111)

Increase (decrease) in net assets from operations	543,462	(496,074)	5,634,945	(8,938,342)

Contract transactions
Net contract purchase payments	132,099	23,437	659,681	398,467
Transfer payments from (to) other subaccounts or general account	789,082	(609,293)	23,826,634	2,261,234
Contract terminations, withdrawals, and other deductions	(92,501)	(62,091)	(1,104,822)	(888,493)
Contract maintenance charges	(15,007)	(12,385)	(221,777)	(171,089)

Increase (decrease) in net assets from contract transactions	813,673	(660,332)	23,159,716	1,600,119

Net increase (decrease) in net assets	1,357,135	(1,156,406)	28,794,661	(7,338,223)

Net assets:
Beginning of the period	1,137,246	2,293,652	13,303,697	20,641,920

End of the period	$2,494,381	$1,137,246	$42,098,358	$13,303,697

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Federated Capital Appreciation
	Fund II		Federated Kaufmann Fund II
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(117,648)	$(667,907)	$(456,279)	$(376,047)
Net realized capital gains (losses) on investments	(1,318,744)	(6,204,561)	(2,720,215)	1,852,748
Net change in unrealized appreciation/depreciation of investments	7,364,936	(9,705,862)	10,010,176	(18,604,930)

Increase (decrease) in net assets from operations	5,928,544	(16,578,330)	6,833,682	(17,128,229)

Contract transactions
Net contract purchase payments	687,243	647,805	129,349	296,099
Transfer payments from (to) other subaccounts or general account	(18,139,473)	27,369,770	20,018,316	4,178,374
Contract terminations, withdrawals, and other deductions	(4,597,597)	(4,863,952)	(2,891,941)	(2,173,455)
Contract maintenance charges	(364,806)	(298,272)	(125,867)	(140,175)

Increase (decrease) in net assets from contract transactions	(22,414,633)	22,855,351	17,129,857	2,160,843

Net increase (decrease) in net assets	(16,486,089)	6,277,021	23,963,539	(14,967,386)

Net assets:
Beginning of the period	68,233,930	61,956,909	26,130,002	41,097,388

End of the period	$51,747,841	$68,233,930	$50,093,541	$26,130,002

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Templeton Foreign Securities		Templeton Growth Securities
	Fund		Fund
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$117,631	$89,139	$70,996	$15,476
Net realized capital gains (losses) on investments	(980,445)	924,595	(1,005,727)	250,438
Net change in unrealized appreciation/depreciation of investments	3,113,794	(5,375,955)	1,739,179	(2,825,048)

Increase (decrease) in net assets from operations	2,250,980	(4,362,221)	804,448	(2,559,134)

Contract transactions
Net contract purchase payments	77,934	118,602	14,006	249,151
Transfer payments from (to) other subaccounts or general account	325,104	(85,172)	(903,823)	148,978
Contract terminations, withdrawals, and other deductions	(526,640)	(322,520)	(165,762)	(43,835)
Contract maintenance charges	(68,536)	(68,173)	(35,534)	(41,468)

Increase (decrease) in net assets from contract transactions	(192,138)	(357,263)	(1,091,113)	312,826

Net increase (decrease) in net assets	2,058,842	(4,719,484)	(286,665)	(2,246,308)

Net assets:
Beginning of the period	6,089,120	10,808,604	3,553,815	5,800,123

End of the period	$8,147,962	$6,089,120	$3,267,150	$3,553,815

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			Janus Aspen-Enterprise
	Janus Aspen Forty Portfolio		Portfolio
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(507,518)	$(956,222)	$(99,741)	$(181,146)
Net realized capital gains (losses) on investments	(2,706,552)	(7,304,092)	(1,489,836)	(2,291,007)
Net change in unrealized appreciation/depreciation of investments	15,226,092	(26,716,152)	4,153,526	(5,077,612)

Increase (decrease) in net assets from operations	12,012,022	(34,976,466)	2,563,949	(7,549,765)

Contract transactions
Net contract purchase payments	790,916	1,419,407	142,214	254,123
Transfer payments from (to) other subaccounts or general account	24,762,975	(16,606,483)	(731,114)	217,557
Contract terminations, withdrawals, and other deductions	(1,800,613)	(2,789,412)	(395,791)	(569,300)
Contract maintenance charges	(355,575)	(559,578)	(71,153)	(111,457)

Increase (decrease) in net assets from contract transactions	23,397,703	(18,536,066)	(1,055,844)	(209,077)

Net increase (decrease) in net assets	35,409,725	(53,512,532)	1,508,105	(7,758,842)

Net assets:
Beginning of the period	23,512,794	77,025,326	6,586,614	14,345,456

End of the period	$58,922,519	$23,512,794	$8,094,719	$6,586,614

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

			Oppenheimer Capital
	MFS® Growth Series		Appreciation Fund/VA
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(518,199)	$(749,286)	$(16,066)	$(21,520)
Net realized capital gains (losses) on investments	(5,432,219)	(6,176,566)	(99,672)	(2,812)
Net change in unrealized appreciation/depreciation of investments	21,319,203	(22,116,095)	525,917	(848,236)

Increase (decrease) in net assets from operations	15,368,785	(29,041,947)	410,179	(872,568)

Contract transactions
Net contract purchase payments	35,546	108,756	26,081	3,151
Transfer payments from (to) other subaccounts or general account	(635,771)	1,628,158	(54,828)	81,999
Contract terminations, withdrawals, and other deductions	(4,258,289)	(8,039,012)	(14,570)	(141,115)
Contract maintenance charges	(41,115)	(41,186)	(13,467)	(14,057)

Increase (decrease) in net assets from contract transactions	(4,899,629)	(6,343,284)	(56,784)	(70,022)

Net increase (decrease) in net assets	10,469,156	(35,385,231)	353,395	(942,590)

Net assets:
Beginning of the period	45,125,713	80,510,944	1,054,716	1,997,306

End of the period	$55,594,869	$45,125,713	$1,408,111	$1,054,716

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Oppenheimer Main Street		Oppenheimer Main Street
	Fund®/VA		Small Cap Fund®/VA
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$318	$(2,421)	$(15,296)	$(23,354)
Net realized capital gains (losses) on investments	(40,983)	47,199	(223,837)	58,206
Net change in unrealized appreciation/depreciation of investments	219,544	(470,039)	958,483	(998,800)

Increase (decrease) in net assets from operations	178,879	(425,261)	719,350	(963,948)

Contract transactions
Net contract purchase payments	19,809	2,400	27,170	7,524
Transfer payments from (to) other subaccounts or general account	71,028	50,519	673,831	3,112
Contract terminations, withdrawals, and other deductions	(29,602)	(3,046)	(117,262)	(126,677)
Contract maintenance charges	(6,888)	(6,769)	(18,135)	(16,534)

Increase (decrease) in net assets from contract transactions	54,347	43,104	565,604	(132,575)

Net increase (decrease) in net assets	233,226	(382,157)	1,284,954	(1,096,523)

Net assets:
Beginning of the period	652,232	1,034,389	1,562,093	2,658,616

End of the period	$885,458	$652,232	$2,847,047	$1,562,093

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	PIMCO Commodity RealReturn		PIMCO Low Duration
	Strategy Portfolio		Portfolio
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$474,102	$698,371	$56,637	$65,122
Net realized capital gains (losses) on investments	(4,901,688)	5,040,757	208,546	7,212
Net change in unrealized appreciation/depreciation of investments	9,333,071	(11,841,816)	36,686	(115,152)

Increase (decrease) in net assets from operations	4,905,485	(6,102,688)	301,869	(42,818)

Contract transactions
Net contract purchase payments	263,418	496,157	538,339	37,333
Transfer payments from (to) other subaccounts or general account	(2,832,160)	(8,345,539)	1,037,038	415,994
Contract terminations, withdrawals, and other deductions	(801,636)	(1,504,747)	(184,762)	(86,268)
Contract maintenance charges	(147,806)	(194,867)	(31,794)	(21,602)

Increase (decrease) in net assets from contract transactions	(3,518,184)	(9,548,996)	1,358,821	345,457

Net increase (decrease) in net assets	1,387,301	(15,651,684)	1,660,690	302,639

Net assets:
Beginning of the period	14,224,468	29,876,152	2,521,762	2,219,123

End of the period	$15,611,769	$14,224,468	$4,182,452	$2,521,762

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	PIMCO Real Return		PIMCO Total Return
	Portfolio		Portfolio
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$590,668	$720,731	$17,742,770	$13,356,499
Net realized capital gains (losses) on investments	1,122,127	923,293	21,434,263	9,830,899
Net change in unrealized appreciation/depreciation of investments	4,149,123	(4,606,674)	14,866,615	(8,571,810)

Increase (decrease) in net assets from operations	5,861,918	(2,962,650)	54,043,648	14,615,588

Contract transactions
Net contract purchase payments	671,083	616,265	4,390,072	2,514,266
Transfer payments from (to) other subaccounts or general account	(12,137,500)	8,838,908	65,351,235	46,363,898
Contract terminations, withdrawals, and other deductions	(2,117,802)	(1,593,172)	(51,732,371)	(49,654,464)
Contract maintenance charges	(367,098)	(301,378)	(2,091,284)	(1,440,082)

Increase (decrease) in net assets from contract transactions	(13,951,317)	7,560,623	15,917,652	(2,216,382)

Net increase (decrease) in net assets	(8,089,399)	4,597,973	69,961,300	12,399,206

Net assets:
Beginning of the period	40,369,633	35,771,660	436,971,934	424,572,728

End of the period	$32,280,234	$40,369,633	$506,933,234	$436,971,934

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Pioneer Emerging Markets		Pioneer Fund VCT
	VCT Portfolio		Portfolio
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(92,441)	$(50,664)	$877	$664
Net realized capital gains (losses) on investments	(1,545,905)	588,297	(66,339)	(36,009)
Net change in unrealized appreciation/depreciation of investments	6,040,638	(3,410,592)	172,107	(259,136)

Increase (decrease) in net assets from operations	4,402,292	(2,872,959)	106,645	(294,481)

Contract transactions
Net contract purchase payments	168,491	80,665	37,964	(31,596)
Transfer payments from (to) other subaccounts or general account	9,543,349	1,297,130	(13,167)	(61,260)
Contract terminations, withdrawals, and other deductions	(366,164)	(481,771)	(49,131)	(19,750)
Contract maintenance charges	(81,588)	(27,206)	(5,157)	(6,515)

Increase (decrease) in net assets from contract transactions	9,264,088	868,818	(29,491)	(119,121)

Net increase (decrease) in net assets	13,666,380	(2,004,141)	77,154	(413,602)

Net assets:
Beginning of the period	2,408,805	4,412,946	506,026	919,628

End of the period	$16,075,185	$2,408,805	$583,180	$506,026

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Pioneer High Yield VCT		Pioneer Real Estate
	Portfolio		Shares VCT Portfolio
	Subaccount		Subaccount
	2009	2008	2009	2008(1)

Operations
Net investment income (loss)	$257,985	$148,919	$182,751	$87,064
Net realized capital gains (losses) on investments	(14,408)	(96,976)	(1,347,937)	(56,243)
Net change in unrealized appreciation/depreciation of investments	2,420,281	(803,751)	3,741,898	(2,152,920)

Increase (decrease) in net assets from operations	2,663,858	(751,808)	2,576,712	(2,122,099)

Contract transactions
Net contract purchase payments	133,350	10,929	117,016	32,581
Transfer payments from (to) other subaccounts or general account	6,667,467	(369,683)	(143,516)	7,263,349
Contract terminations, withdrawals, and other deductions	(368,504)	(65,148)	(305,249)	(93,922)
Contract maintenance charges	(56,936)	(16,138)	(60,802)	(25,131)

Increase (decrease) in net assets from contract transactions	6,375,377	(440,040)	(392,551)	7,176,877

Net increase (decrease) in net assets	9,039,235	(1,191,848)	2,184,161	5,054,778

Net assets:
Beginning of the period	1,266,242	2,458,090	5,054,778	—

End of the period	$10,305,477	$1,266,242	$7,238,939	$5,054,778

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	NFJ Dividend Value		Seligman Smaller-Cap
	Portfolio		Value Portfolio
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$94,198	$25,864	$(112,398)	$(162,885)
Net realized capital gains (losses) on investments	(328,052)	(151,334)	(4,408,343)	3,025,772
Net change in unrealized appreciation/depreciation of investments	500,649	(703,942)	6,619,887	(7,980,210)

Increase (decrease) in net assets from operations	266,795	(829,412)	2,099,146	(5,117,323)

Contract transactions
Net contract purchase payments	82,700	270,821	130	3,013
Transfer payments from (to) other subaccounts or general account	76,222	1,222,106	198,052	(552,226)
Contract terminations, withdrawals, and other deductions	(27,755)	(15,924)	(1,103,272)	(1,410,553)
Contract maintenance charges	(19,627)	(13,067)	(1,217)	(1,835)

Increase (decrease) in net assets from contract transactions	111,540	1,463,936	(906,307)	(1,961,601)

Net increase (decrease) in net assets	378,335	634,524	1,192,839	(7,078,924)

Net assets:
Beginning of the period	1,960,936	1,326,412	7,019,207	14,098,131

End of the period	$2,339,271	$1,960,936	$8,212,046	$7,019,207

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Convertible
	Securities VP		Transamerica Equity VP
	Subaccount		Subaccount
	2009	2008(1)	2009	2008(1)

Operations
Net investment income (loss)	$2,156	$1,045	$—	$—
Net realized capital gains (losses) on investments	(3,539)	3,694	—	—
Net change in unrealized appreciation/depreciation of investments	25,566	(14,478)	—	—

Increase (decrease) in net assets from operations	24,183	(9,739)	—	—

Contract transactions
Net contract purchase payments	14,336	—	—	—
Transfer payments from (to) other subaccounts or general account	66,720	54,166	—	—
Contract terminations, withdrawals, and other deductions	(2,029)	(100)	—	—
Contract maintenance charges	(806)	(136)	—	—

Increase (decrease) in net assets from contract transactions	78,221	53,930	—	—

Net increase (decrease) in net assets	102,404	44,191	—	—

Net assets:
Beginning of the period	44,191	—	—	—

End of the period	$146,595	$44,191	$—	$—

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Growth		Transamerica Small/Mid Cap
	Opportunities VP		Value VP
	Subaccount		Subaccount
	2009	2008(1)	2009	2008(1)

Operations
Net investment income (loss)	$(298)	$—	$(2,573)	$69,132
Net realized capital gains (losses) on investments	20	—	18,306	(3,771,877)
Net change in unrealized appreciation/depreciation of investments	4,753	—	95,578	(12,953)

Increase (decrease) in net assets from operations	4,475	—	111,311	(3,715,698)

Contract transactions
Net contract purchase payments	1	—	32,070	36,405
Transfer payments from (to) other subaccounts or general account	82,831	—	1,243,012	3,916,819
Contract terminations, withdrawals, and other deductions	—	—	(17,581)	(146,112)
Contract maintenance charges	(128)	—	(4,176)	(28,347)

Increase (decrease) in net assets from contract transactions	82,704	—	1,253,325	3,778,765

Net increase (decrease) in net assets	87,179	—	1,364,636	63,067

Net assets:
Beginning of the period	—	—	63,067	—

End of the period	$87,179	$—	$1,427,703	$63,067

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Van Kampen Capital Growth		Van Kampen Comstock
	Portfolio		Portfolio
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$(54,013)	$(51,815)	$1,760,644	$289,780
Net realized capital gains (losses) on investments	278,122	155,742	(22,614,578)	(2,855,394)
Net change in unrealized appreciation/depreciation of investments	1,603,688	(3,066,984)	23,932,001	(22,367,372)

Increase (decrease) in net assets from operations	1,827,797	(2,963,057)	3,078,067	(24,932,986)

Contract transactions
Net contract purchase payments	229	2,950	92,064	98,714
Transfer payments from (to) other subaccounts or general account	(179,075)	187,065	(43,841,532)	40,218,208
Contract terminations, withdrawals, and other deductions	(495,868)	(755,828)	(3,027,982)	(9,309,927)
Contract maintenance charges	(521)	(682)	(78,328)	(100,755)

Increase (decrease) in net assets from contract transactions	(675,235)	(566,495)	(46,855,778)	30,906,240

Net increase (decrease) in net assets	1,152,562	(3,529,552)	(43,777,711)	5,973,254

Net assets:
Beginning of the period	2,966,751	6,496,303	63,316,659	57,343,405

End of the period	$4,119,313	$2,966,751	$19,538,948	$63,316,659

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Wanger International		Wanger USA
	Subaccount		Subaccount
	2009	2008	2009	2008

Operations
Net investment income (loss)	$53,938	$(14,195)	$(143,150)	$(46,661)
Net realized capital gains (losses) on investments	(417,371)	251,290	209,184	30,831
Net change in unrealized appreciation/depreciation of investments	1,285,500	(1,982,380)	3,308,792	(1,376,749)

Increase (decrease) in net assets from operations	922,067	(1,745,285)	3,374,826	(1,392,579)

Contract transactions
Net contract purchase payments	2,210	9,917	194,696	3,682
Transfer payments from (to) other subaccounts or general account	80,211	335,199	(914,520)	5,445,869
Contract terminations, withdrawals, and other deductions	(233,730)	(315,287)	(493,798)	(138,742)
Contract maintenance charges	(21,937)	(23,361)	(94,984)	(25,629)

Increase (decrease) in net assets from contract transactions	(173,246)	6,468	(1,308,606)	5,285,180

Net increase (decrease) in net assets	748,821	(1,738,817)	2,066,220	3,892,601

Net assets:
Beginning of the period	2,080,545	3,819,362	7,980,080	4,087,479

End of the period	$2,829,366	$2,080,545	$10,046,300	$7,980,080

See accompanying notes.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
1. Organization and Summary of Significant Accounting Policies
Organization
The Merrill Lynch Life Variable Annuity Separate Account A (the Mutual Fund Account or the Company) is a segregated investment account of Merrill Lynch Life Insurance Company (MLLIC), a wholly-owned subsidiary of AEGON USA, LLC (AUSA). AUSA is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands..
The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Each subaccount invests exclusively in the corresponding Portfolio (the Portfolio) of a Series Fund. Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specific individual subaccounts is available to contract owners of the Merrill Lynch Separate Account A Variable Annuity.
On December 28, 2007 (the Acquisition Date), MLLIC and its affiliate, ML Life Insurance Company of New York, were acquired by AUSA. Prior to the Acquisition Date, MLLIC was a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., which is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. This transaction had no impact on the values or results of the Mutual Fund Account.

Subaccount Investment by Fund:
AIM Variable Insurance Funds-Series I Shares
AIM V.I. Basic Value Fund
AIM V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund
AIM V.I. International Growth Fund
AIM V.I. Mid Cap Core Equity Fund
AllianceBernstein Variable Products Series Fund, Inc.-Class A
AllianceBernstein International Value Portfolio
AllianceBernstein Global Thematic Growth Portfolio
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Large Cap Growth Portfolio
AllianceBernstein Small/Mid Cap Value Portfolio
AllianceBernstein Value Portfolio
American Century Variable Portfolios, Inc.-Class I
American Century VP International Fund
American Century VP Ultra® Fund
American Funds Insurance Series-Class 2 Shares
American Funds Asset Allocation Fund
American Funds Bond Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
Franklin Templeton Variable Insurance Products Trust-Class 2 Shares
Templeton Foreign Securities Fund
Templeton Growth Securities Fund
Janus Aspen Series-Service Shares
Janus Aspen Forty Portfolio
Janus Aspen-Enterprise Portfolio
MFS® Variable Insurance TrustSM-Initial Class
MFS® Growth Series
Oppenheimer Variable Account Funds-Service Class
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
PIMCO Variable Insurance Trust-Administrative Class Shares
PIMCO CommodityRealReturn Strategy Portfolio
PIMCO Low Duration Portfolio
PIMCO Real Return Portfolio
PIMCO Total Return Portfolio
Pioneer Variable Contracts Trust-Class II Shares
Pioneer Emerging Markets VCT Portfolio
Pioneer Fund VCT Portfolio
Pioneer High Yield VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
1. Organization and Summary of Significant Accounting Policies (Continued)

Subaccount Investment by Fund:
BlackRock Variable Series Funds, Inc.-Class I Shares
BlackRock Balanced Capital
BlackRock Basic Value V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock Fundamental Growth V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Global Growth V.I. Fund
BlackRock Government Income V.I. Fund
BlackRock High Income V.I. Fund
BlackRock International Value V.I. Fund
BlackRock Large Cap Core V.I. Fund
BlackRock Large Cap Growth V.I. Fund
BlackRock Large Cap Value V.I. Fund
BlackRock Money Market V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Utilities & Telecommunications
BlackRock Value Opportunities V.I. Fund
BlackRock Variable Series Fund, Inc.-Class III Shares
BlackRock Global Growth V.I. Fund-Class III
Davis Variable Account Fund, Inc.
Davis Value Portfolio
Dreyfus Variable Investment Fund-Service Class
Dreyfus VIF Appreciation Portfolio
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Large-Cap Value Fund
Federated Insurance series-Primary Class Shares
Federated Capital Appreciation Fund II
Federated Kaufmann Fund II
Premier VIT
NFJ Dividend Value Portfolio
Seligman Portfolios, Inc.-Class I
Seligman Smaller-Cap Value Portfolio
Transamerica Series Trust-Service Class
Transamerica Convertible Securities VP
Transamerica Equity VP
Transamerica Growth Opportunities VP
Transamerica Small/Mid Cap Value VP
Van Kampen Life Investment Trust-class I Shares
Van Kampen Capital Growth Portfolio
Van Kampen Comstock Portfolio
Wanger Advisors Trust
Wanger International
Wanger USA
Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
AIM V. I. Core Equity Fund	April 28, 2006
Pioneer Emerging Markets VCT Portfolio	May 1, 2006
Wanger International	April 27, 2007
AllianceBernstein International Value Porfolio	May 1, 2007
Eaton Vance VT Large-Cap Value Fund	May 1, 2007
Janus Aspen Forty Porftolio	May 1, 2007
Janus Aspen — Enterprise Portfolio	May 1, 2007
PIMCO Low Duration Portfolio	May 1, 2007
NFJ Dividend Value Portfolio	May 1, 2007

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
1. Organization and Summary of Significant Accounting Policies (Continued)

Subaccount	Inception Date
Pioneer Real Estate Shares VCT Portfolio	May 1, 2008
Transamerica Convertible Securities VP	May 1, 2008
Transamerica Equity VP	May 1, 2008
Transamerica Growth Opportunities VP	May 1, 2008
Transamerica Small/Mid Cap Value VP	May 1, 2008
The following Portfolio name changes were made effective during the fiscal year ended December 31, 2009:

Portfolio	Formerly
AllianceBernstein Global Thematic Growth Portfolio	AllianceBernstein VPS Global Technology A
Janus Aspen-Enterprise Portfolio	Janus Aspen — Mid Cap Growth Portfolio
Investments
Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2009.
Realized capital gains and losses from sales of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.
Dividend Income
Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
1.Organization and Summary of Significant Accounting Policies (Continued)
Accounting Policy
On July 1, 2009, the FASB Accounting Standards CodificationTM (ASC or the Codification) was launched as the single source of authoritative nongovernmental accounting principles generally accepted in the United States (GAAP). Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure). All guidance contained in the Codification carries an equal level of authority. The Mutual Fund Account adopted guidance that establishes the Codification as the source of authoritative GAAP for the period ended September 30, 2009. The adoption required updates to the Mutual Fund Account’s financial statement disclosures, but did not impact the results of operations or financial position. This guidance was formerly known as Statement of Financial Accounting Standards (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles, a replacement of FASB Statement No. 162.
As of December 31, 2009 the Company adopted ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The adoption did not impact the Mutual Fund Account’s financial statements. Management has evaluated the financial statements for subsequent events through the date which the financial statements are issued. This guidance was formerly known as SFAS No. 165, Subsequent Events.
Effective January 1, 2008, the Mutual Fund Account adopted ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosures about fair value measurements. The adoption did not have a material impact on the Mutual Fund Account’s financial statements. This guidance was formerly known as SFAS No. 165, Subsequent Events. See Note 8 to the financial statements for additional disclosure.
The financial statements included herein have been prepared in accordance with GAAP for variable life separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
2. Investments
The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2009 were as follows:

	Purchases	Sales
AIM Variable Insurance Funds-Series I Shares
AIM V.I. Basic Value Fund	$532,222	$83,774
AIM V.I. Capital Appreciation Fund	522,365	2,943,835
AIM V.I. Core Equity Fund	14,258,480	37,978,446
AIM V.I. International Growth Fund	1,088,977	2,124,577
AIM V.I. Mid Cap Core Equity Fund	12,638,467	1,714,641
AllianceBernstein Variable Products Series Fund, Inc.-Class A
AllianceBernstein International Value Portfolio	439,282	1,105,528
AllianceBernstein Global Thematic Growth Portfolio	4,360,228	1,499,153
AllianceBernstein Growth and Income Portfolio	12,782,233	12,184,170
AllianceBernstein Large Cap Growth Portfolio	1,933,003	15,469,096
AllianceBernstein Small/Mid Cap Value Portfolio	2,444,321	5,955,138
AllianceBernstein Value Portfolio	247,494	394,000
American Century Variable Portfolios, Inc.-Class I
American Century VP International Fund	25,075,977	29,238,017
American Century VP Ultra® Fund	1,349,059	45,180,431
American Funds Insurance Series-Class 2 Shares
American Funds Asset Allocation Fund	1,799,870	2,012,656
American Funds Bond Fund	15,222,401	16,544,363
American Funds Growth Fund	7,548,490	41,321,618
American Funds Growth-Income Fund	2,506,364	4,388,374
American Funds International Fund	45,611,200	25,574,532

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
2. Investments (Continued)

	Purchases	Sales
BlackRock Variable Series Funds, Inc.-Class I Shares
BlackRock Balanced Capital	$644,728	$5,050,142
BlackRock Basic Value V.I. Fund	48,059,546	45,462,516
BlackRock Total Return V.I. Fund	16,326,846	50,798,104
BlackRock Fundamental Growth V.I. Fund	92,006,026	37,628,264
BlackRock Global Allocation V.I. Fund	78,886,681	84,804,961
BlackRock Global Growth V.I. Fund	27,885,189	34,076,598
BlackRock Government Income V.I. Fund	62,141,954	62,259,613
BlackRock High Income V.I. Fund	13,425,189	20,972,361
BlackRock International Value V.I. Fund	37,810,794	20,015,982
BlackRock Large Cap Core V.I. Fund	4,120,045	37,430,304
BlackRock Large Cap Growth V.I. Fund	57,520,196	44,690,575
BlackRock Large Cap Value V.I. Fund	13,816,700	33,470,413
BlackRock Money Market V.I. Fund	178,444,052	151,914,866
BlackRock S&P 500 Index V.I. Fund	9,546,757	20,823,885
BlackRock Utilities & Telecommunications	660,200	3,049,034
BlackRock Value Opportunities V.I. Fund	30,609,599	17,719,264
BlackRock Variable Series Fund, Inc.-Class III Shares
BlackRock Global Growth V.I. Fund-Class III	764,005	91,781
Davis Variable Account Fund, Inc.
Davis Value Portfolio	97,923,519	22,377,409
Dreyfus Variable Investment Fund-Service Class
Dreyfus VIF Appreciation Portfolio	7,415,163	34,590,169
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund	1,458,291	583,921
Eaton Vance VT Large-Cap Value Fund	25,215,985	2,133,002
Federated Insurance series-Primary Class Shares
Federated Capital Appreciation Fund II	21,325,153	43,857,431
Federated Kaufmann Fund II	31,318,844	14,645,256
Franklin Templeton Variable Insurance Products Trust-Class 2 Shares
Templeton Foreign Securities Fund	3,688,574	3,497,389
Templeton Growth Securities Fund	537,152	1,557,269
Janus Aspen Series-Service Shares
Janus Aspen Forty Portfolio	38,928,459	16,038,273
Janus Aspen-Enterprise Portfolio	1,400,613	2,556,197
MFS® Variable Insurance TrustSM-Initial Class
MFS® Growth Series	4,815,528	10,239,052

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
2. Investments (Continued)

	Purchases	Sales
Oppenheimer Variable Account Funds-Service Class
Oppenheimer Capital Appreciation Fund/VA	$234,934	$307,784
Oppenheimer Main Street Fund®/VA	198,694	144,029
Oppenheimer Main Street Small Cap Fund®/VA	968,433	418,125
PIMCO Variable Insurance Trust-Administrative Class Shares
PIMCO CommodityRealReturn Strategy Portfolio	9,206,472	10,941,998
PIMCO Low Duration Portfolio	4,354,801	2,724,137
PIMCO Real Return Portfolio	8,977,893	21,144,262
PIMCO Total Return Portfolio	169,338,266	120,440,665
Pioneer Variable Contracts Trust-Class II Shares
Pioneer Emerging Markets VCT Portfolio	12,771,448	3,599,804
Pioneer Fund VCT Portfolio	88,586	117,199
Pioneer High Yield VCT Portfolio	10,618,682	3,985,087
Pioneer Real Estate Shares VCT Portfolio	2,570,836	2,780,638
Premier VIT
NFJ Dividend Value Portfolio	733,749	528,011
Seligman Portfolios, Inc.-Class I
Seligman Smaller-Cap Value Portfolio	1,192,431	2,030,974
Transamerica Series Trust-Service Class
Transamerica Convertible Securities VP	90,899	10,521
Transamerica Equity VP	—	—
Transamerica Growth Opportunities VP	83,780	1,374
Transamerica Small/Mid Cap Value VP	1,550,593	299,841
Van Kampen Life Investment Trust-class I Shares
Van Kampen Capital Growth Portfolio	1,361,019	2,090,271
Van Kampen Comstock Portfolio	9,424,335	54,520,319
Wanger Advisors Trust
Wanger International	482,569	601,876
Wanger USA	5,740,524	7,192,272

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in accumulation units outstanding follows:

		AIM V.I. Capital		AIM V.I.	AIM V.I. Mid	AllianceBernstein	AllianceBernstein
	AIM V.I. Basic	Appreciation	AIM V.I. Core	International	Cap Core Equity	International	Global Thematic
	Value Fund	Fund	Equity Fund	Growth Fund	Fund	Value Portfolio	Growth Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	33,002	3,951,922	8,249,527	1,421,279	211,151	201,014	600,930
Units purchased	17,146	30,373	3,274,926	323,213	156,029	318,338	85,288
United redeemed and transferred	(17,772)	(1,743,918)	(1,636,332)	(612,717)	(58,654)	(52,164)	(236,665)

Units outstanding at December 31, 2008	32,376	2,238,377	9,888,121	1,131,775	308,526	467,188	449,553
Units purchased	64,601	58,232	2,602,705	485,884	1,202,991	9,559	704,551
Units redeemed and transferred	(10,383)	(313,919)	(5,412,380)	(623,795)	(131,996)	(127,467)	(252,027)

Units outstanding at December 31, 2009	86,594	1,982,690	7,078,446	993,864	1,379,521	349,280	902,077

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in accumulation units outstanding follows:

					American
	AllianceBernstein	AllianceBernstein	AllianceBernstein		Century VP	American	American Funds
	Growth and	Large Cap	Small/Mid Cap	AllianceBernstein	International	Century VP	Asset Allocation
	Income Portfolio	Growth Portfolio	Value Portfolio	Value Portfolio	Fund	Ultra® Fund	Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	2,032,851	10,618,014	730,631	228,121	5,717,230	1,674,688	1,294,518
Units purchased	64,788	469,315	272,201	18,468	1,588,818	6,138,924	368,082
United redeemed and transferred	(836,963)	(2,982,434)	(146,672)	(74,129)	(1,447,966)	(1,053,238)	(282,855)

Units outstanding at December 31, 2008	1,260,676	8,104,895	856,160	172,460	5,858,082	6,760,374	1,379,745
Units purchased	2,173,534	864,909	210,820	25,747	2,564,189	159,816	110,964
Units redeemed and transferred	(2,067,379)	(2,015,660)	(746,589)	(47,306)	(4,006,666)	(6,354,027)	(151,701)

Units outstanding at December 31, 2009	1,366,831	6,954,144	320,391	150,901	4,415,605	566,163	1,339,008

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in accumulation units outstanding follows:

			American Funds	American Funds
	American Funds	American Funds	Growth-Income	International	BlackRock	BlackRock Basic	BlackRock Total
	Bond Fund	Growth Fund	Fund	Fund	Balanced Capital	Value V.I. Fund	Return V.I. Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	6,018,497	5,535,315	2,105,124	5,423,342	2,030,408	15,624,784	15,934,037
Units purchased	1,373,309	4,035,345	560,145	1,870,250	341	1,697,799	480,353
United redeemed and transferred	(2,513,646)	(1,470,244)	(229,850)	(762,309)	(385,901)	(5,190,723)	(4,702,408)

Units outstanding at December 31, 2008	4,878,160	8,100,416	2,435,419	6,531,283	1,644,848	12,131,860	11,711,982
Units purchased	1,022,478	649,956	114,924	3,060,636	6,094	5,791,784	564,730
Units redeemed and transferred	(1,185,567)	(4,821,839)	(319,378)	(1,874,349)	(277,560)	(3,765,794)	(2,986,194)

Units outstanding at December 31, 2009	4,715,071	3,928,533	2,230,965	7,717,570	1,373,382	14,157,850	9,290,518

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in accumulation units outstanding follows:

	BlackRock	BlackRock	BlackRock	BlackRock		BlackRock	BlackRock Large
	Fundamental	Global Allocation	Global Growth	Government	BlackRock High	International	Cap Core V.I.
	Growth V.I. Fund	V.I. Fund	V.I. Fund	Income V.I. Fund	Income V.I. Fund	Value V.I. Fund	Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	12,947,250	22,494,200	3,755,605	12,576,332	5,973,992	11,940,330	11,311,810
Units purchased	4,727,491	3,496,489	269,163	1,762,151	385,083	199,828	134,708
United redeemed and transferred	(5,474,999)	(3,266,257)	(905,417)	(2,315,076)	(1,341,341)	(4,193,444)	(2,541,926)

Units outstanding at December 31, 2008	12,199,742	22,724,432	3,119,351	12,023,407	5,017,734	7,946,714	8,904,592
Units purchased	13,187,709	3,791,685	2,858,884	4,916,660	319,187	2,554,728	142,398
Units redeemed and transferred	(4,894,853)	(3,503,072)	(2,831,611)	(5,189,577)	(1,085,585)	(1,782,151)	(1,531,043)

Units outstanding at December 31, 2009	20,492,598	23,013,045	3,146,624	11,750,490	4,251,336	8,719,291	7,515,947

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in accumulation units outstanding follows:

	BlackRock	BlackRock	BlackRock	BlackRock		BlackRock
	Large Cap	Large Cap	Money	S&P 500	BlackRock	Value
	Growth V.I.	Value V.I.	Market V.I.	Index V.I.	Utilities &	Opportunities	Davis Value
	Fund	Fund	Fund	Fund	Telecommunications	V.I. Fund	Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	14,143,127	7,474,435	17,089,737	11,851,805	940,730	5,913,306	13,277,353
Units purchased	1,321,616	4,652,620	16,217,105	1,875,362	2,492	154,668	524,443
United redeemed and transferred	(2,760,472)	(2,402,334)	(16,182,705)	(4,238,586)	(177,758)	(1,615,005)	(4,147,883)

Units outstanding at December 31, 2008	12,704,271	9,724,721	17,124,137	9,488,581	765,464	4,452,969	9,653,913
Units purchased	6,175,780	1,230,434	13,790,737	1,280,793	1,489	1,204,659	11,372,013
Units redeemed and transferred	(4,535,673)	(2,856,323)	(11,724,024)	(2,422,969)	(120,940)	(876,304)	(3,080,878)

Units outstanding at December 31, 2009	14,344,378	8,098,832	19,190,850	8,346,405	646,013	4,781,324	17,945,048

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in accumulation units outstanding follows:

		Eaton Vance		Federated		Templeton	Templeton
	Dreyfus VIF	VT Floating-	Eaton Vance	Capital	Federated	Foreign	Growth
	Appreciation	Rate Income	VT Large-Cap	Appreciation	Kaufmann	Securities	Securities
	Portfolio	Fund	Value Fund	Fund II	Fund II	Fund	Fund
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	2,587,880	214,286	1,962,627	4,637,646	2,460,879	643,813	403,460
Units purchased	1,420,447	48,948	764,060	5,863,902	1,482,644	94,404	76,243
United redeemed and transferred	(667,980)	(115,687)	(754,529)	(3,181,578)	(1,201,827)	(120,880)	(45,991)

Units outstanding at December 31, 2008	3,340,347	147,547	1,972,158	7,319,970	2,741,696	617,337	433,712
Units purchased	481,490	135,234	3,604,541	2,344,789	4,022,864	235,888	25,161
Units redeemed and transferred	(3,704,811)	(55,046)	(225,253)	(4,721,686)	(2,635,549)	(241,098)	(150,617)

Units outstanding at December 31, 2009	117,026	227,735	5,351,446	4,943,073	4,129,011	612,127	308,256

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in accumulation units outstanding follows:

				Oppenheimer		Oppenheimer
	Janus Aspen	Janus Aspen-		Capital	Oppenheimer	Main Street	PIMCO
	Forty	Enterprise	MFS®	Appreciation	Main Street	Small Cap	CommodityRealReturn
	Portfolio	Portfolio	Growth Series	Fund/VA	Fund®/VA	Fund®/VA	Strategy Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	5,741,525	1,234,912	5,178,714	148,552	79,063	196,416	2,260,947
Units purchased	1,559,384	409,420	1,061,754	58,399	8,543	27,501	888,930
United redeemed and transferred	(4,108,500)	(620,004)	(1,296,319)	(59,598)	(5,238)	(35,868)	(1,205,240)

Units outstanding at December 31, 2008	3,192,409	1,024,328	4,944,149	147,353	82,368	188,049	1,944,637
Units purchased	3,390,529	158,470	1,067,714	19,669	19,899	104,298	233,872
Units redeemed and transferred	(1,027,296)	(298,921)	(1,779,376)	(28,590)	(13,562)	(38,425)	(647,235)

Units outstanding at December 31, 2009	5,555,642	883,877	4,232,487	138,432	88,705	253,922	1,531,274

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in accumulation units outstanding follows:

				Pioneer
	PIMCO Low	PIMCO Real	PIMCO Total	Emerging		Pioneer High	Pioneer Real
	Duration	Return	Return	Markets VCT	Pioneer Fund	Yield VCT	Estate Shares
	Portfolio	Portfolio	Portfolio	Portfolio	VCT Portfolio	Portfolio	VCT Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)
Units outstanding at January 1, 2008	211,334	3,213,544	34,182,794	263,234	67,949	214,527	—
Units purchased	293,889	2,372,741	9,969,426	184,595	21,525	30,701	1,011,882
United redeemed and transferred	(260,343)	(1,625,614)	(9,416,559)	(98,654)	(31,373)	(71,146)	(209,613)

Units outstanding at December 31, 2008	244,880	3,960,671	34,735,661	349,175	58,101	174,082	802,269
Units purchased	275,629	592,278	11,587,252	1,330,026	8,417	1,078,587	406,359
Units redeemed and transferred	(156,862)	(1,836,494)	(10,397,729)	(322,059)	(12,137)	(353,307)	(322,155)

Units outstanding at December 31, 2009	363,647	2,716,455	35,925,184	1,357,142	54,381	899,362	886,473

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in accumulation units outstanding follows:

		Seligman			Transamerica		Van Kampen
	NFJ Dividend	Smaller-Cap	Transamerica		Growth	Transamerica	Capital
	Value	Value	Convertible	Transamerica	Opportunities	Small/Mid	Growth
	Portfolio	Portfolio	Securities VP	Equity VP	VP	Cap Value VP	Portfolio
	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount
Units outstanding at January 1, 2008	134,305	584,671	—	—	—	—	1,114,055
Units purchased	270,342	26,519	6,537	—	—	900,069	124,709
United redeemed and transferred	(93,792)	(121,032)	(9)	—	—	(889,763)	(223,081)

Units outstanding at December 31, 2008	310,855	490,158	6,528	—	—	10,306	1,015,683
Units purchased	76,174	192,638	11,403	—	9,743	178,543	673,621
Units redeemed and transferred	(47,042)	(256,981)	(1,157)	—	(118)	(22,629)	(822,797)

Units outstanding at December 31, 2009	339,987	425,815	16,774	—	9,625	166,220	866,507

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Separate Account A
Notes to Financial Statements
Years Ended December 31, 2009 and 2008, Except as Noted
3. Accumulation Units Outstanding
A summary of changes in accumulation units outstanding follows:

	Van Kampen
	Comstock	Wanger
	Portfolio	International	Wanger USA
	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	4,471,695	339,097	296,518
Units purchased	6,127,650	85,665	1,054,895
United redeemed and transferred	(2,836,377)	(80,078)	(377,827)

Units outstanding at December 31, 2008	7,762,968	344,684	973,586
Units purchased	319,296	45,890	137,172
Units redeemed and transferred	(6,177,705)	(72,899)	(236,047)

Units outstanding at December 31, 2009	1,904,559	317,675	874,711

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
4. Financial Highlights

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AIM V.I. Basic Value Fund
	12/31/2009		86,594	$9.02	to	$8.79	$769,029	1.69%	1.25%	to	1.75%	46.17%	to	45.44%
	12/31/2008		32,376	6.17	to	6.04	198,046	0.87	1.25	to	1.75	(52.39)	to	(52.63)
	12/31/2007		33,002	12.95	to	12.79	425,027	0.42	1.25	to	1.65	0.23	to	(0.18)
	12/31/2006		49,617	12.80	to	12.92	694,530	0.54	1.25	to	1.65	11.30	to	11.75
	12/31/2005		42,652	11.50	to	11.56	490,710	0.20	1.25	to	1.65	2.02	to	2.35
AIM V.I. Capital Appreciation Fund
	12/31/2009		1,982,690	10.61	to	10.61	21,040,809	0.63	1.35	to	1.35	19.46	to	19.46
	12/31/2008		2,238,377	8.88	to	8.88	19,885,173	—	1.35	to	1.35	(43.30)	to	(43.30)
	12/31/2007		3,951,922	15.66	to	15.66	61,883,500	—	1.35	to	1.35	10.45	to	10.45
	12/31/2006		5,185,132	14.17	to	14.17	72,289,022	0.05	1.35	to	1.35	4.83	to	4.83
	12/31/2005		6,445,557	13.51	to	13.51	87,089,243	0.06	1.35	to	1.35	7.33	to	7.33
AIM V.I. Core Equity Fund
	12/31/2009		7,078,446	10.32	to	10.23	72,916,730	1.63	1.35	to	1.59	26.58	to	26.28
	12/31/2008		9,888,121	8.15	to	8.10	80,436,714	2.43	1.35	to	1.59	(31.12)	to	(31.25)
	12/31/2007		8,249,527	11.83	to	11.78	97,574,474	1.03	1.35	to	1.59	6.61	to	6.40
	12/31/2006	(1)	10,478,003	11.07	to	11.09	117,616,441	0.79	1.35	to	1.59	14.87	to	15.08
AIM V.I. International Growth Fund
	12/31/2009		993,864	17.01	to	9.49	9,789,136	1.54	1.55	to	1.59	33.17	to	33.11
	12/31/2008		1,131,775	12.77	to	7.13	8,372,260	0.55	1.55	to	1.59	(41.30)	to	(41.32)
	12/31/2007		1,421,279	21.76	to	12.15	17,876,502	0.38	1.55	to	1.59	12.95	to	12.90
	12/31/2006		1,851,847	10.76	to	19.26	20,813,796	0.77	1.55	to	1.59	26.22	to	26.27
	12/31/2005		3,431,025	8.53	to	15.26	30,717,369	0.62	1.55	to	1.59	16.07	to	16.12
AIM V.I. Mid Cap Core Equity Fund
	12/31/2009		1,379,521	12.36	to	12.04	16,829,538	1.83	1.25	to	1.75	28.60	to	27.96
	12/31/2008		308,526	9.62	to	9.41	2,926,827	1.79	1.25	to	1.75	(29.45)	to	(29.80)
	12/31/2007		211,151	13.62	to	13.45	2,847,813	0.24	1.25	to	1.65	8.13	to	7.69
	12/31/2006		156,727	12.48	to	12.59	2,007,823	1.21	1.25	to	1.65	9.37	to	9.81
	12/31/2005		84,853	11.40	to	11.46	968,589	1.11	1.25	to	1.65	2.97	to	3.31
AllianceBernstein International Value Portfolio
	12/31/2009		349,280	6.44	to	6.35	2,233,196	1.34	1.25	to	1.75	33.01	to	32.35
	12/31/2008		467,188	4.84	to	4.80	2,250,405	1.02	1.25	to	1.75	(53.79)	to	(54.02)
	12/31/2007	(1)	201,014	10.47	to	10.43	2,098,964	0.22	1.25	to	1.65	(0.78)	to	(1.04)

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponing to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AllianceBernstein Global Thematic Growth Portfolio
	12/31/2009	902,077	$7.05	to	$7.05	$6,356,519	—%	1.35%	to	1.35%	51.43%	to	51.43%
	12/31/2008	449,553	4.65	to	4.65	2,091,904	—	1.35	to	1.35	(48.10)	to	(48.10)
	12/31/2007	600,930	8.96	to	8.96	5,385,650	—	1.35	to	1.35	18.52	to	18.52
	12/31/2006	501,120	7.56	to	7.56	3,928,108	—	1.35	to	1.35	7.13	to	7.13
	12/31/2005	565,786	7.05	to	7.05	3,989,600	—	1.35	to	1.35	2.42	to	2.42
AllianceBernstein Growth and Income Portfolio
	12/31/2009	1,366,831	10.01	to	10.02	13,697,318	5.36	1.55	to	1.59	18.97	to	18.92
	12/31/2008	1,260,676	8.41	to	8.43	10,623,241	1.96	1.55	to	1.59	(41.52)	to	(41.55)
	12/31/2007	2,032,851	14.39	to	14.42	29,303,391	1.44	1.55	to	1.59	3.49	to	3.45
	12/31/2006	1,914,345	13.90	to	13.94	26,536,101	1.09	1.55	to	1.59	15.44	to	15.49
	12/31/2005	4,686,426	12.04	to	12.07	56,557,300	1.53	1.55	to	1.59	3.22	to	3.26
AllianceBernstein Large Cap Growth Portfolio
	12/31/2009	6,954,144	15.33	to	5.59	92,478,891	0.15	1.35	to	1.59	35.68	to	35.35
	12/31/2008	8,104,895	11.30	to	4.13	79,762,792	—	1.35	to	1.59	(40.50)	to	(40.62)
	12/31/2007	10,618,014	18.98	to	6.95	166,737,471	—	1.35	to	1.59	12.33	to	12.11
	12/31/2006	13,520,723	6.20	to	16.89	185,513,194	—	1.35	to	1.59	(2.01)	to	(1.83)
	12/31/2005	17,388,396	6.33	to	17.20	242,871,592	—	1.35	to	1.59	13.34	to	13.55
AllianceBernstein Small/Mid Cap Value Portfolio
	12/31/2009	320,391	11.97	to	11.66	3,783,806	0.66	1.25	to	1.75	41.08	to	40.38
	12/31/2008	856,160	8.48	to	8.30	7,188,463	0.72	1.25	to	1.75	(36.41)	to	(36.73)
	12/31/2007	730,631	13.33	to	13.16	9,661,753	0.84	1.25	to	1.65	0.38	to	(0.02)
	12/31/2006	1,809,573	13.16	to	13.28	25,633,928	0.45	1.25	to	1.65	12.50	to	12.95
	12/31/2005	945,946	11.69	to	11.75	11,079,747	0.21	1.25	to	1.65	3.27	to	3.61
AllianceBernstein Value Portfolio
	12/31/2009	150,901	9.06	to	8.82	1,352,056	3.40	1.25	to	1.75	19.62	to	19.02
	12/31/2008	172,460	7.57	to	7.41	1,293,527	2.48	1.25	to	1.75	(41.60)	to	(41.89)
	12/31/2007	228,121	12.96	to	12.79	2,936,909	1.77	1.25	to	1.65	(5.20)	to	(5.58)
	12/31/2006	47,832	13.54	to	13.66	848,383	1.07	1.25	to	1.65	19.28	to	19.76
	12/31/2005	25,530	11.35	to	11.40	290,707	0.11	1.25	to	1.65	1.53	to	1.86
American Century VP International Fund
	12/31/2009	4,415,605	10.22	to	10.22	45,143,560	2.87	1.35	to	1.35	31.97	to	31.97
	12/31/2008	5,858,082	7.75	to	7.75	45,381,177	0.73	1.35	to	1.35	(45.59)	to	(45.49)
	12/31/2007	5,717,230	14.23	to	14.23	81,365,708	0.66	1.35	to	1.35	16.41	to	16.41
	12/31/2006	5,102,905	12.22	to	12.22	62,337,892	1.68	1.35	to	1.35	23.29	to	23.29
	12/31/2005	5,604,296	9.91	to	9.91	55,517,094	1.25	1.35	to	1.35	11.68	to	11.68

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

American Century VP Ultra® Fund
	12/31/2009	566,163	$9.70	to	$9.45	$5,312,686	0.87%	1.25%	to	1.75%	32.81%	to	32.15%
	12/31/2008	6,760,374	7.30	to	7.15	47,780,736	—	1.25	to	1.75	(42.24)	to	(42.53)
	12/31/2007	1,674,688	12.64	to	12.48	20,449,606	—	1.25	to	1.65	19.45	to	18.97
	12/31/2006	1,176,761	10.20	to	10.58	12,070,149	—	1.25	to	1.65	(4.90)	to	(4.52)
	12/31/2005	1,777,663	10.71	to	11.07	19,097,874	—	1.25	to	1.65	0.45	to	0.85
American Funds Asset Allocation Fund
	12/31/2009	1,339,008	11.40	to	11.10	15,077,696	2.45	1.40	to	1.90	22.26	to	21.65
	12/31/2008	1,379,745	9.32	to	9.13	12,736,951	2.56	1.40	to	1.90	(30.53)	to	(30.88)
	12/31/2007	1,294,518	13.41	to	13.24	17,235,310	2.51	1.40	to	1.80	5.01	to	4.59
	12/31/2006	762,971	12.65	to	12.77	10,197,306	2.67	1.40	to	1.80	12.56	to	13.01
	12/31/2005	510,588	11.23	to	11.29	5,746,828	4.79	1.40	to	1.80	5.63	to	5.98
American Funds Bond Fund
	12/31/2009	4,715,071	10.87	to	10.59	50,572,622	3.13	1.40	to	1.90	11.04	to	10.49
	12/31/2008	4,878,160	9.79	to	9.58	47,242,305	5.49	1.40	to	1.90	(10.66)	to	(11.10)
	12/31/2007	6,018,497	10.95	to	10.81	65,373,719	8.14	1.40	to	1.80	1.83	to	1.42
	12/31/2006	4,095,013	10.65	to	10.75	47,887,209	3.32	1.40	to	1.80	5.03	to	5.45
	12/31/2005	1,112,762	10.14	to	10.19	11,300,934	1.93	1.40	to	1.80	(0.48)	to	(0.15)
American Funds Growth Fund
	12/31/2009	3,928,533	11.55	to	11.25	44,811,203	0.55	1.40	to	1.90	37.48	to	36.79
	12/31/2008	8,100,416	8.40	to	8.23	67,369,881	0.79	1.40	to	1.90	(44.78)	to	(45.06)
	12/31/2007	5,535,315	15.21	to	15.01	83,538,953	0.82	1.40	to	1.80	10.72	to	10.28
	12/31/2006	6,018,939	13.61	to	13.73	86,807,809	1.02	1.40	to	1.80	8.20	to	8.64
	12/31/2005	2,626,961	12.57	to	12.63	33,086,572	1.30	1.40	to	1.80	12.53	to	12.90
American Funds Growth-Income Fund
	12/31/2009	2,230,965	10.50	to	10.23	23,124,870	1.60	1.40	to	1.90	29.42	to	28.77
	12/31/2008	2,435,419	8.11	to	7.94	19,546,530	1.82	1.40	to	1.90	(38.75)	to	(39.05)
	12/31/2007	2,105,124	13.24	to	13.07	27,648,892	1.70	1.40	to	1.80	3.52	to	3.11
	12/31/2006	1,381,663	12.67	to	12.78	18,483,135	1.96	1.40	to	1.80	13.10	to	13.55
	12/31/2005	718,747	11.20	to	11.25	8,062,575	2.78	1.40	to	1.80	3.23	to	3.58
American Funds International Fund
	12/31/2009	7,717,570	15.04	to	14.65	114,611,285	1.70	1.40	to	1.90	41.09	to	40.38
	12/31/2008	6,531,283	10.66	to	10.44	68,912,969	1.98	1.40	to	1.90	(42.96)	to	(43.25)
	12/31/2007	5,423,342	18.68	to	18.44	100,538,519	1.71	1.40	to	1.80	18.29	to	17.81
	12/31/2006	3,330,691	15.64	to	15.78	55,889,005	2.24	1.40	to	1.80	16.80	to	17.27
	12/31/2005	1,187,350	13.39	to	13.45	15,927,404	3.49	1.40	to	1.80	15.34	to	15.73

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock Balanced Capital
	12/31/2009	1,373,382	$19.37	to	$19.37	$26,600,957	2.22%	1.35%	to	1.35%	16.36%	to	16.36%
	12/31/2008	1,644,848	16.65	to	16.65	27,380,777	2.22	1.35	to	1.35	(29.62)	to	(29.62)
	12/31/2007	2,030,408	23.64	to	23.64	47,999,858	2.04	1.35	to	1.35	3.84	to	3.84
	12/31/2006	2,533,858	22.76	to	22.76	56,814,864	2.08	1.35	to	1.35	13.54	to	13.54
	12/31/2005	3,099,624	20.03	to	20.03	62,087,639	1.77	1.35	to	1.35	2.69	to	2.69
BlackRock Basic Value V.I. Fund
	12/31/2009	14,157,850	10.81	to	10.53	309,325,482	2.46	1.25	to	1.75	29.51	to	28.87
	12/31/2008	12,131,860	8.35	to	8.17	242,738,742	1.84	1.25	to	1.75	(37.59)	to	(37.90)
	12/31/2007	15,624,784	13.37	to	13.20	529,416,247	1.36	1.25	to	1.65	0.50	to	0.09
	12/31/2006	17,786,025	13.18	to	40.55	634,437,867	1.51	1.25	to	1.65	19.82	to	20.29
	12/31/2005	23,042,536	10.99	to	33.73	699,889,696	1.22	1.25	to	1.65	1.21	to	1.61
BlackRock Total Return V.I. Fund
	12/31/2009	9,290,518	10.83	to	10.55	181,548,085	5.98	1.25	to	1.75	16.42	to	15.84
	12/31/2008	11,711,982	9.30	to	9.11	197,310,856	5.08	1.25	to	1.75	(13.29)	to	(13.73)
	12/31/2007	15,934,037	10.72	to	10.59	312,478,692	4.72	1.25	to	1.65	2.31	to	1.90
	12/31/2006	19,689,259	10.38	to	20.09	394,047,381	4.64	1.25	to	1.65	2.65	to	3.06
	12/31/2005	25,322,137	10.11	to	19.50	459,670,947	4.96	1.25	to	1.65	0.30	to	0.70
BlackRock Fundamental Growth V.I. Fund
	12/31/2009	20,492,598	11.31	to	11.02	187,373,598	0.42	1.25	to	1.75	34.32	to	33.65
	12/31/2008	12,199,742	8.42	to	8.24	84,194,457	0.41	1.25	to	1.75	(39.64)	to	(39.94)
	12/31/2007	12,947,250	13.94	to	13.76	142,238,114	0.42	1.25	to	1.65	17.54	to	17.07
	12/31/2006	11,156,735	7.59	to	11.86	97,138,318	0.43	1.25	to	1.65	2.78	to	3.19
	12/31/2005	18,150,963	7.38	to	11.48	155,055,759	0.54	1.25	to	1.65	5.69	to	6.11
BlackRock Global Allocation V.I. Fund
	12/31/2009	23,013,045	15.08	to	14.69	595,179,866	1.93	1.25	to	1.75	19.70	to	19.11
	12/31/2008	22,724,432	12.60	to	12.34	509,226,454	2.12	1.25	to	1.75	(20.46)	to	(20.86)
	12/31/2007	22,494,200	15.84	to	15.63	657,558,578	2.78	1.25	to	1.65	15.49	to	15.03
	12/31/2006	23,572,129	13.58	to	27.84	626,570,369	2.65	1.25	to	1.65	14.57	to	15.03
	12/31/2005	24,940,113	11.85	to	24.22	593,661,327	2.49	1.25	to	1.65	8.66	to	9.09
BlackRock Global Growth V.I. Fund
	12/31/2009	3,146,624	7.73	to	7.67	40,787,117	2.29	1.25	to	1.75	33.70	to	33.03
	12/31/2008	3,119,351	5.78	to	5.77	30,584,340	0.33	1.25	to	1.75	(42.76)	to	(42.95)
	12/31/2007	3,755,605	18.44	to	18.44	69,238,553	1.11	1.35	to	1.35	34.97	to	34.97
	12/31/2006	3,815,561	13.65	to	13.65	51,541,529	0.94	1.35	to	1.35	20.32	to	20.32
	12/31/2005	3,893,649	11.34	to	11.34	44,157,786	0.88	1.35	to	1.35	13.47	to	13.47

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock Government Income V.I. Fund
	12/31/2009	11,750,490	$11.17	to	$10.88	$203,051,569	3.80%	1.25%	to	1.75%	(3.01)%	to	(3.49)%
	12/31/2008	12,023,407	11.51	to	11.27	220,898,844	2.60	1.25	to	1.75	6.40	to	5.87
	12/31/2007	12,576,332	10.82	to	10.68	219,243,396	4.97	1.25	to	1.65	2.71	to	2.30
	12/31/2006	19,060,383	10.43	to	17.60	294,842,023	4.52	1.25	to	1.65	2.18	to	2.58
	12/31/2005	16,480,106	10.20	to	17.16	273,178,514	4.65	1.25	to	1.65	1.52	to	1.92
BlackRock High Income V.I. Fund
	12/31/2009	4,251,336	12.35	to	12.03	104,742,210	9.46	1.25	to	1.75	54.68	to	53.91
	12/31/2008	5,017,734	7.98	to	7.82	80,811,333	8.91	1.25	to	1.75	(30.09)	to	(30.44)
	12/31/2007	5,973,992	11.41	to	11.27	138,135,613	7.76	1.25	to	1.65	1.07	to	0.66
	12/31/2006	8,040,377	11.19	to	23.34	183,671,584	7.48	1.25	to	1.65	7.64	to	8.07
	12/31/2005	9,877,806	10.39	to	21.61	212,627,335	8.81	1.25	to	1.65	(0.16)	to	0.24
BlackRock International Value V.I. Fund
	12/31/2009	8,719,291	12.79	to	12.46	138,524,740	2.51	1.25	to	1.75	28.35	to	27.71
	12/31/2008	7,946,714	9.96	to	9.75	98,128,576	2.58	1.25	to	1.75	(43.24)	to	(43.53)
	12/31/2007	11,940,330	17.55	to	17.32	261,309,703	2.31	1.25	to	1.65	8.90	to	8.47
	12/31/2006	15,846,836	15.96	to	21.30	317,682,459	3.32	1.25	to	1.65	25.76	to	26.26
	12/31/2005	17,904,278	12.68	to	16.91	287,459,519	2.71	1.25	to	1.65	9.80	to	10.24
BlackRock Large Cap Core V.I. Fund
	12/31/2009	7,515,947	11.16	to	10.87	198,118,954	1.30	1.25	to	1.75	21.02	to	20.41
	12/31/2008	8,904,592	9.22	to	9.02	196,112,051	1.09	1.25	to	1.75	(39.55)	to	(39.85)
	12/31/2007	11,311,810	15.24	to	15.04	417,370,975	0.90	1.25	to	1.65	6.93	to	6.50
	12/31/2006	13,435,563	14.12	to	36.35	470,687,670	0.91	1.25	to	1.65	12.82	to	13.27
	12/31/2005	14,790,031	12.51	to	32.10	469,295,654	0.63	1.25	to	1.65	11.29	to	11.74
BlackRock Large Cap Growth V.I. Fund
	12/31/2009	14,344,378	10.18	to	9.91	130,518,260	0.65	1.25	to	1.75	25.24	to	24.62
	12/31/2008	12,704,271	8.13	to	7.96	87,348,034	0.44	1.25	to	1.75	(41.47)	to	(41.76)
	12/31/2007	14,143,127	13.88	to	13.70	165,983,956	0.27	1.25	to	1.65	6.98	to	6.55
	12/31/2006	16,204,611	10.91	to	12.97	175,302,736	0.30	1.25	to	1.65	5.41	to	5.83
	12/31/2005	16,110,526	10.31	to	12.25	166,354,797	0.20	1.25	to	1.65	8.78	to	9.22
BlackRock Large Cap Value V.I. Fund
	12/31/2009	8,098,832	10.82	to	10.54	102,704,151	1.57	1.25	to	1.75	12.91	to	12.34
	12/31/2008	9,724,721	9.59	to	9.38	109,564,047	1.18	1.25	to	1.75	(38.07)	to	(38.38)
	12/31/2007	7,474,435	15.47	to	15.27	135,380,702	0.89	1.25	to	1.65	4.50	to	4.08
	12/31/2006	9,229,961	14.67	to	17.64	159,801,632	0.80	1.25	to	1.65	14.06	to	14.52
	12/31/2005	9,743,406	12.85	to	15.41	147,947,621	0.60	1.25	to	1.65	15.42	to	15.88

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock Money Market V.I. Fund
	12/31/2009	19,190,850	$10.86	to	$10.58	$265,497,782	0.14%	1.25%	to	1.75%	(1.08)%	to	(1.58)%
	12/31/2008	17,124,137	10.98	to	10.75	238,950,937	2.48	1.25	to	1.75	1.19	to	0.69
	12/31/2007	17,089,737	10.85	to	10.71	231,758,757	4.70	1.25	to	1.65	3.50	to	3.08
	12/31/2006	18,290,508	10.26	to	14.24	235,495,015	4.46	1.25	to	1.65	2.78	to	3.19
	12/31/2005	17,555,375	9.97	to	13.80	230,867,801	2.63	1.25	to	1.65	0.97	to	1.37
BlackRock S&P 500 Index V.I. Fund
	12/31/2009	8,346,405	10.30	to	10.04	115,247,298	1.98	1.25	to	1.75	24.62	to	24.00
	12/31/2008	9,488,581	8.27	to	8.09	105,041,417	1.84	1.25	to	1.75	(38.03)	to	(38.34)
	12/31/2007	11,851,805	13.33	to	13.16	205,673,106	1.65	1.25	to	1.65	4.07	to	3.66
	12/31/2006	14,002,084	9.21	to	19.13	252,795,386	1.56	1.25	to	1.65	13.56	to	14.01
	12/31/2005	16,704,348	8.10	to	16.79	254,240,228	1.53	1.25	to	1.65	2.67	to	3.08
BlackRock Utilities & Telecommunications
	12/31/2009	646,013	27.24	to	27.24	17,599,662	3.17	1.35	to	1.35	13.33	to	13.33
	12/31/2008	765,464	24.04	to	24.04	18,400,277	2.33	1.35	to	1.35	(34.77)	to	(34.77)
	12/31/2007	940,730	36.83	to	36.83	34,650,181	1.69	1.35	to	1.35	24.62	to	24.62
	12/31/2006	1,237,558	29.54	to	29.54	35,969,668	2.87	1.35	to	1.35	23.50	to	23.50
	12/31/2005	1,460,486	23.91	to	23.91	34,918,719	2.40	1.35	to	1.35	12.55	to	12.55
BlackRock Value Opportunities V.I. Fund
	12/31/2009	4,781,324	9.87	to	9.62	141,501,486	0.76	1.25	to	1.75	26.75	to	26.12
	12/31/2008	4,452,969	7.79	to	7.63	103,218,569	0.61	1.25	to	1.75	(40.82)	to	(41.12)
	12/31/2007	5,913,306	13.16	to	12.99	235,903,873	0.27	1.25	to	1.65	(2.18)	to	(2.57)
	12/31/2006	7,526,483	13.32	to	43.26	305,303,217	0.23	1.25	to	1.65	10.92	to	11.36
	12/31/2005	9,190,706	12.01	to	38.86	344,254,660	0.27	1.25	to	1.65	8.53	to	8.96
Davis Value Portfolio
	12/31/2009	17,945,048	10.48	to	10.20	185,644,288	1.19	1.25	to	1.75	29.53	to	28.88
	12/31/2008	9,653,913	8.09	to	7.92	76,653,721	0.83	1.25	to	1.75	(41.10)	to	(41.39)
	12/31/2007	13,277,353	13.72	to	13.55	179,472,794	0.99	1.25	to	1.65	3.28	to	2.86
	12/31/2006	20,817,383	12.14	to	15.29	242,506,459	0.83	1.25	to	1.65	13.07	to	13.52
	12/31/2005	18,725,247	10.73	to	13.50	214,866,996	0.80	1.25	to	1.65	7.60	to	8.03
Dreyfus VIF Appreciation Portfolio
	12/31/2009	117,026	11.19	to	10.90	1,292,736	5.10	1.15	to	1.65	20.83	to	20.23
	12/31/2008	3,340,347	9.26	to	9.06	30,605,127	1.49	1.15	to	1.65	(30.56)	to	(30.91)
	12/31/2007	2,587,880	13.33	to	13.15	34,215,988	1.25	1.15	to	1.55	5.57	to	5.15
	12/31/2006	1,896,013	12.50	to	12.62	25,249,762	2.57	1.15	to	1.55	14.37	to	14.83
	12/31/2005	1,420,646	10.93	to	10.98	15,556,250	—	1.15	to	1.55	(1.19)	to	(0.86)

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Eaton Vance VT Floating-Rate Income Fund
	12/31/2009	227,735	$11.12	to	$10.83	$2,494,381	4.78%	1.15%	to	1.65%	42.77%	to	42.06%
	12/31/2008	147,547	7.79	to	7.62	1,137,246	5.49	1.15	to	1.65	(28.06)	to	(28.42)
	12/31/2007	214,286	10.82	to	10.68	2,293,652	6.44	1.15	to	1.55	0.40	to	—
	12/31/2006	2,101,572	10.68	to	10.77	24,820,356	5.82	1.15	to	1.55	3.84	to	4.26
	12/31/2005	769,079	10.27	to	10.33	7,918,044	4.40	1.15	to	1.55	1.68	to	2.02
Eaton Vance VT Large-Cap Value Fund
	12/31/2009	5,351,446	7.92	to	7.81	42,098,358	1.02	1.15	to	1.65	16.90	to	16.32
	12/31/2008	1,972,158	6.78	to	6.72	13,303,697	1.21	1.15	to	1.65	(35.74)	to	(36.06)
	12/31/2007 (1)	1,962,627	10.54	to	10.51	20,641,920	—	1.15	to	1.55	1.48	to	1.20
Federated Capital Appreciation Fund II
	12/31/2009	4,943,073	10.62	to	10.35	51,747,841	1.25	1.25	to	1.75	12.07	to	11.51
	12/31/2008	7,319,970	9.48	to	9.28	68,233,930	0.33	1.25	to	1.75	(30.28)	to	(30.63)
	12/31/2007	4,637,646	13.59	to	13.42	61,956,909	0.21	1.25	to	1.65	8.45	to	8.02
	12/31/2006	137,051	12.21	to	12.53	1,654,618	0.85	1.25	to	1.65	14.26	to	14.72
	12/31/2005	154,707	10.68	to	10.91	1,658,494	0.90	1.25	to	1.65	0.20	to	0.60
Federated Kaufmann Fund II
	12/31/2009	4,129,011	12.51	to	12.18	50,093,541	—	1.25	to	1.75	27.88	to	27.25
	12/31/2008	2,741,696	9.78	to	9.57	26,130,003	0.32	1.25	to	1.75	(42.55)	to	(42.83)
	12/31/2007	2,460,879	17.01	to	16.79	41,097,388	—	1.25	to	1.65	19.47	to	18.99
	12/31/2006	1,339,357	13.77	to	14.23	18,979,898	—	1.25	to	1.65	12.94	to	13.40
	12/31/2005	1,163,939	12.18	to	12.55	14,260,711	—	1.25	to	1.65	9.37	to	9.81
Templeton Foreign Securities Fund
	12/31/2009	612,127	13.50	to	13.15	8,147,962	3.10	1.15	to	1.65	35.48	to	34.80
	12/31/2008	617,337	9.96	to	9.75	6,089,120	2.41	1.15	to	1.65	(41.09)	to	(41.39)
	12/31/2007	643,813	16.91	to	16.69	10,808,604	1.96	1.15	to	1.55	14.07	to	13.62
	12/31/2006	471,076	14.68	to	14.81	7,450,488	1.29	1.15	to	1.55	19.52	to	20.00
	12/31/2005	280,013	12.28	to	12.34	3,445,268	0.72	1.15	to	1.55	5.34	to	5.69
Templeton Growth Securities Fund
	12/31/2009	308,256	10.75	to	10.47	3,267,150	3.65	1.15	to	1.65	29.61	to	28.96
	12/31/2008	433,712	8.29	to	8.12	3,553,815	1.75	1.15	to	1.65	(43.01)	to	(43.30)
	12/31/2007	403,460	14.55	to	14.36	5,800,123	1.28	1.15	to	1.55	1.12	to	0.71
	12/31/2006	312,776	14.25	to	14.38	4,627,959	0.80	1.15	to	1.55	19.88	to	20.36
	12/31/2005	565,541	11.88	to	11.94	6,733,729	0.21	1.15	to	1.55	3.63	to	3.97

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Janus Aspen Forty Portfolio
	12/31/2009		5,555,642	$10.68	to	$10.53	$58,922,519	0.01%	1.15%	to	1.65%	44.35%	to	43.63%
	12/31/2008		3,192,409	7.40	to	7.33	23,512,794	0.01	1.15	to	1.65	(44.98)	to	(45.25)
	12/31/2007	(1)	5,741,525	13.44	to	13.40	77,025,326	0.21	1.15	to	1.55	26.71	to	26.37
Janus Aspen-Enterprise Portfolio
	12/31/2009		883,877	9.22	to	9.09	8,094,719	—	1.15	to	1.65	42.79	to	42.08
	12/31/2008		1,024,328	6.46	to	6.40	6,586,614	0.07	1.15	to	1.65	(44.53)	to	(44.81)
	12/31/2007	(1)	1,234,912	11.64	to	11.60	14,345,456	0.11	1.15	to	1.55	9.86	to	9.57
MFS® Growth Series
	12/31/2009		4,232,487	15.28	to	5.31	55,594,869	0.32	1.35	to	1.59	35.83	to	35.51
	12/31/2008		4,944,149	11.25	to	3.92	45,125,713	0.23	1.35	to	1.59	(38.29)	to	(38.41)
	12/31/2007		5,178,714	18.22	to	6.36	80,510,944	—	1.35	to	1.59	19.48	to	19.25
	12/31/2006		7,051,703	5.33	to	15.24	83,709,896	—	1.35	to	1.59	6.20	to	6.40
	12/31/2005		9,385,104	5.02	to	14.32	116,928,520	—	1.35	to	1.59	7.47	to	7.68
Oppenheimer Capital Appreciation Fund/VA
	12/31/2009		138,432	10.29	to	10.02	1,408,111	0.01	1.15	to	1.65	42.51	to	41.80
	12/31/2008		147,353	7.22	to	7.07	1,054,716	—	1.15	to	1.65	(46.31)	to	(46.58)
	12/31/2007		148,552	13.44	to	13.27	1,997,306	0.01	1.15	to	1.55	12.49	to	12.04
	12/31/2006		112,371	11.83	to	11.94	1,392,919	0.17	1.15	to	1.55	5.98	to	6.40
	12/31/2005		72,828	11.16	to	11.22	814,537	—	1.15	to	1.55	3.79	to	4.13
Oppenheimer Main Street Fund®/VA
	12/31/2009		88,705	10.16	to	9.90	885,458	1.53	1.15	to	1.65	26.53	to	25.90
	12/31/2008		82,368	8.03	to	7.86	652,233	1.19	1.15	to	1.65	(39.36)	to	(39.66)
	12/31/2007		79,063	13.24	to	13.07	1,034,389	0.65	1.15	to	1.55	2.90	to	2.49
	12/31/2006		48,132	12.74	to	12.86	625,887	0.80	1.15	to	1.55	12.94	to	13.39
	12/31/2005		36,883	11.28	to	11.33	416,218	—	1.15	to	1.55	2.95	to	3.29
Oppenheimer Main Street Small Cap Fund®/VA
	12/31/2009		253,922	11.34	to	11.05	2,847,047	0.63	1.15	to	1.65	35.32	to	34.65
	12/31/2008		188,049	8.38	to	8.20	1,562,093	0.28	1.15	to	1.65	(38.75)	to	(39.05)
	12/31/2007		196,416	13.67	to	13.50	2,658,616	0.10	1.15	to	1.55	(2.75)	to	(2.97)
	12/31/2006		91,992	13.90	to	14.03	1,384,541	0.02	1.15	to	1.55	12.84	to	13.29
	12/31/2005		248,178	12.32	to	12.38	3,062,526	—	1.15	to	1.55	7.06	to	7.41

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

PIMCO CommodityRealReturn Strategy Portfolio
	12/31/2009		1,531,274	$10.33	to	$10.07	$15,611,769	4.76%	1.25%	to	1.75%	39.77%	to	39.08%
	12/31/2008		1,944,637	7.39	to	7.24	14,224,468	4.25	1.25	to	1.75	(44.52)	to	(44.80)
	12/31/2007		2,260,947	13.32	to	13.15	29,876,152	4.56	1.25	to	1.65	21.64	to	21.15
	12/31/2006		1,527,719	10.85	to	10.94	18,196,745	5.08	1.25	to	1.65	(4.73)	to	(4.35)
	12/31/2005		770,184	11.38	to	11.44	8,779,713	3.15	1.25	to	1.65	7.20	to	7.55
PIMCO Low Duration Portfolio
	12/31/2009		363,647	11.59	to	11.42	4,182,452	3.35	1.25	to	1.75	11.94	to	11.38
	12/31/2008		244,880	10.35	to	10.26	2,521,761	4.06	1.25	to	1.75	(1.71)	to	(2.20)
	12/31/2007	(1)	211,334	10.52	to	10.49	2,219,123	4.66	1.25	to	1.65	4.87	to	4.59
PIMCO Real Return Portfolio
	12/31/2009		2,716,455	12.04	to	11.73	32,280,234	3.15	1.25		1.75	16.93		16.34
	12/31/2008		3,960,671	10.30	to	10.08	40,369,634	3.48	1.25	to	1.75	(8.26)	to	(8.72)
	12/31/2007		3,213,544	11.22	to	11.08	35,771,660	4.50	1.25	to	1.65	9.23	to	8.79
	12/31/2006		369,390	10.18	to	10.27	3,856,259	4.30	1.25	to	1.65	(0.98)	to	(0.58)
	12/31/2005		226,663	10.27	to	10.32	2,332,070	3.30	1.25	to	1.65	0.34	to	0.67
PIMCO Total Return Portfolio
	12/31/2009		35,925,184	13.13	to	12.79	506,933,234	5.25	1.25	to	1.75	12.66	to	12.10
	12/31/2008		34,735,661	11.65	to	11.41	436,971,934	4.45	1.25	to	1.75	3.44	to	2.93
	12/31/2007		34,182,794	11.26	to	11.12	424,572,728	4.77	1.25	to	1.65	7.35	to	6.92
	12/31/2006		30,289,312	10.39	to	13.50	348,386,571	4.43	1.25	to	1.65	2.11	to	2.51
	12/31/2005		32,270,494	10.17	to	13.21	377,836,065	3.40	1.25	to	1.65	0.73	to	1.13
Pioneer Emerging Markets VCT Portfolio
	12/31/2009		1,357,142	11.96	to	11.73	16,075,185	0.34	1.15	to	1.65	72.03	to	71.18
	12/31/2008		349,175	6.95	to	6.85	2,408,805	0.09	1.15	to	1.65	(58.80)	to	(59.01)
	12/31/2007		263,234	16.87	to	16.75	4,412,946	0.35	1.15	to	1.55	40.75	to	40.18
	12/31/2006	(1)	87,762	11.94	to	11.98	1,017,846	0.05	1.15	to	1.55	8.08	to	8.37
Pioneer Fund VCT Portfolio
	12/31/2009		54,381	10.88	to	10.60	583,180	1.59	1.15	to	1.65	23.48	to	22.87
	12/31/2008		58,101	8.81	to	8.62	506,026	1.49	1.15	to	1.65	(35.15)	to	(35.48)
	12/31/2007		67,949	13.58	to	13.40	919,628	0.99	1.15	to	1.55	3.53	to	3.11
	12/31/2006		3,290,242	12.99	to	13.11	46,193,578	1.20	1.15	to	1.55	14.51	to	14.97
	12/31/2005		885,523	11.34	to	11.39	10,060,871	1.49	1.15	to	1.55	2.73	to	3.07

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to					Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Pioneer High Yield VCT Portfolio
	12/31/2009		899,362	$11.61	to	$11.30	$10,305,477	5.47%	1.20%	to	1.70%	58.37%	to	57.58%
	12/31/2008		174,082	7.33	to	7.17	1,266,242	8.97	1.20	to	1.70	(36.52)	to	(36.84)
	12/31/2007		214,527	11.54	to	11.39	2,458,090	4.95	1.20	to	1.60	4.29	to	3.87
	12/31/2006		154,945	10.96	to	11.06	1,948,962	5.11	1.20	to	1.60	6.50	to	6.93
	12/31/2005		196,765	10.29	to	10.34	2,027,281	5.10	1.20	to	1.60	(0.81)	to	(0.48)
Pioneer Real Estate Shares VCT Portfolio
	12/31/2009		886,473	8.20	to	8.13	7,238,939	4.49	1.25	to	1.75	29.92	to	29.28
	12/31/2008	(1)	802,269	6.31	to	6.29	5,054,778	4.51	1.25	to	1.75	(45.65)	to	(45.83)
NFJ Dividend Value Portfolio
	12/31/2009		339,987	6.93	to	6.83	2,339,271	6.11	1.25	to	1.75	9.28	to	8.74
	12/31/2008		310,855	6.34	to	6.28	1,960,936	2.79	1.25	to	1.75	(36.24)	to	(36.56)
	12/31/2007	(1)	134,305	9.94	to	9.91	1,326,412	4.96	1.25	to	1.65	(5.31)	to	(5.57)
Seligman Smaller-Cap Value Portfolio
	12/31/2009		425,815	15.99	to	19.64	8,212,046	—	1.55	to	1.59	33.38	to	33.33
	12/31/2008		490,158	11.99	to	14.73	7,019,206	—	1.55	to	1.59	(40.47)	to	(40.49)
	12/31/2007		584,671	20.14	to	24.75	14,098,131	—	1.55	to	1.59	2.53	to	2.49
	12/31/2006		834,992	19.65	to	24.15	19,002,733	—	1.55	to	1.59	19.34	to	19.39
	12/31/2005		1,136,433	16.46	to	20.24	22,448,227	0.52	1.55	to	1.59	(5.49)	to	(5.45)
Transamerica Convertible Securities VP
	12/31/2009		16,774	8.78	to	8.70	146,595	4.10	1.25	to	1.75	29.54	to	28.89
	12/31/2008	(1)	6,528	6.78	to	6.75	44,191	9.24	1.25	to	1.75	(35.42)	to	(35.64)
Transamerica Equity VP
	12/31/2009		—	7.84	to	7.77	—	—	1.25	to	1.75	27.30	to	26.66
	12/31/2008	(1)	—	6.16	to	6.13	—	—	1.25	to	1.75	(43.19)	to	(43.38)
Transamerica Growth Opportunities VP
	12/31/2009		9,625	9.10	to	9.01	87,179	—	1.25	to	1.75	34.82	to	34.15
	12/31/2008	(1)	—	6.75	to	6.72	—	—	1.25	to	1.75	(36.93)	to	(37.14)
Transamerica Small/Mid Cap Value VP
	12/31/2009		166,220	8.63	to	8.55	1,427,703	0.91	1.25	to	1.75	41.13	to	40.42
	12/31/2008	(1)	10,306	6.11	to	6.09	63,066	3.64	1.25	to	1.75	(41.36)	to	(41.55)
Van Kampen Capital Growth Portfolio
	12/31/2009		866,507	9.53	to	4.65	4,119,313	0.11	1.55	to	1.59	63.52	to	63.45
	12/31/2008		1,015,683	5.83	to	2.84	2,966,751	0.53	1.55	to	1.59	(49.78)	to	(49.80)
	12/31/2007		1,114,055	11.60	to	5.67	6,496,303	0.05	1.55	to	1.59	15.15	to	15.11
	12/31/2006		1,647,864	4.92	to	10.08	8,161,641	—	1.55	to	1.59	1.24	to	1.28
	12/31/2005		2,156,412	4.86	to	9.95	10,842,486	0.28	1.55	to	1.59	6.23	to	6.28

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to					Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Van Kampen Comstock Portfolio
	12/31/2009	1,904,559	$10.09	to	$9.83	$19,538,948	7.47%	1.25%	to	1.75%	27.18%	to	26.55%
	12/31/2008	7,762,968	7.93	to	7.77	63,316,659	1.84	1.25	to	1.75	(36.50)	to	(36.82)
	12/31/2007	4,471,695	12.49	to	12.33	57,343,405	1.52	1.25	to	1.65	(3.32)	to	(3.70)
	12/31/2006	6,247,451	12.79	to	13.34	82,591,403	0.79	1.25	to	1.65	14.33	to	14.78
	12/31/2005	7,087,762	11.19	to	11.63	81,768,890	0.55	1.25	to	1.65	2.62	to	3.03
Wanger International
	12/31/2009	317,675	8.97	to	8.84	2,829,366	3.82	1.25	to	1.75	47.92	to	47.19
	12/31/2008	344,684	6.06	to	6.01	2,080,545	0.99	1.25	to	1.75	(46.31)	to	(46.58)
	12/31/2007 (1)	339,097	11.28	to	11.25	3,819,362	—	1.25	to	1.65	4.94	to	4.66
Wanger USA
	12/31/2009	874,711	11.64	to	11.33	10,046,300	—	1.25	to	1.75	40.46	to	39.76
	12/31/2008	973,586	8.28	to	8.11	7,980,080	—	1.25	to	1.75	(40.47)	to	(40.77)
	12/31/2007	296,518	13.91	to	13.73	4,087,479	—	1.25	to	1.65	4.02	to	3.60
	12/31/2006	1,745,389	13.25	to	13.36	24,807,487	0.13	1.25	to	1.65	6.06	to	6.48
	12/31/2005	482,924	12.48	to	12.54	6,039,956	—	1.25	to	1.65	8.11	to	8.47

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The 2009 through 2007 unit value and total return ranges have been computed based on the related lowest and highest level of expense ratios. The disclosed unit value and total returns respectively relate to the lowest and highest expense ratio. The 2006 through 2005 unit value and total return ranges have been computed based on the range of lowest and highest unit values and total returns for all levels of expense ratio.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
5. Administrative, Mortality, and Expense Risk Charges
An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for MLLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.25% to 1.75%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.
A contract charge is deducted each year and upon a full withdrawal only if the greater of contract value or premiums less withdrawals is less than the amount specified below by product. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

Product	Contract Charge	Minimum Contract Value
Retirement Power	$40	$25,000
Retirement Plus	$40	$50,000
Retirement Optimizer	$40	$25,000
Investor Choice Investor Series	$50	$50,000
In additiona to M&E, the following subaccounts are assessed a fund fee:

Subaccount	Fund Fee
Templeton Foreign Securities Fund	-0.10%
Templeton Growth Securities Fund	-0.10%
Janus Aspen-Enterprise Portfolio	-0.10%
Janus Aspen Forty Portfolio	-0.10%
Oppenheimer Capital Appreciation Fund/VA	-0.10%
Oppenheimer Main Street Fund®/VA	-0.10%
Pioneer Emerging Markets VCT Portfolio	-0.10%
Pioneer Fund VCT Portfolio	-0.10%
Pioneer High Yield VCT Portfolio	-0.05%
Dreyfus VIF Appreciation Portfolio	-0.10%
Eaton Vance VT Floating-Rate Income Fund	-0.10%
Eaton Vance VT Large-Cap Value Fund	-0.10%
Oppenheimer Main Street Small Cap Fund®/VA	-0.10%
American Funds Asset Allocation Fund	0.15%

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
5. Administrative, Mortality, and Expense Risk Charges (continued)

Subaccount (continued)	Fund Fee
American Funds Bond Fund	0.15%
American Funds Growth Fund	0.15%
American Funds Growth-Income Fund	0.15%
American Funds International Fund	0.15%
6. Income Taxes
Operations of the Mutual Fund Account form a part of MLLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of MLLIC for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from MLLIC. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to MLLIC, as long as earnings are credited under the variable life insurance contracts.
7. Dividend Distributions
Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

Merrill Lynch Life Insurance Company
Merrill Lynch Variable Annuity Separate Account A
Notes to Financial Statements
December 31, 2009
8. Fair Value Measurements and Fair Value Hierarchy
ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
All investments in Mutual Funds included in the Statement of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

Report of Independent Registered Public Accounting Firm
The Board of Directors
Merrill Lynch Life Insurance Company
We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company as of December 31, 2009 and 2008, and the related statements of income, comprehensive income, stockholder’s equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Merrill Lynch Life Insurance Company at December 31, 2009 and 2008, and the results of its operations and its cash flows for the years then ended, in conformity with U.S. generally accepted accounting principles.
As discussed in Note 1 to the financial statements, in response to new accounting standards, the Company changed its method of accounting for other-than-temporary impairments effective April 1, 2009.
/s/ Ernst & Young LLP
Des Moines, Iowa
March 25, 2010

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
BALANCE SHEETS

	Successor
	December 31,
(dollars in thousands, except share data)	2009	2008
ASSETS
Investments
Fixed maturity available-for-sale securities, at estimated fair value (amortized cost: 2009 — $1,359,281; 2008 — $1,510,368)	$1,345,291	$1,372,016
Equity available-for-sale securities, at estimated fair value (cost: 2009 — $15,202; 2008 — $21,699)	11,805	13,506
Limited partnerships	12,620	15,260
Mortgage loans on real estate	70,854	77,062
Policy loans	867,361	913,882

Total investments	2,307,931	2,391,726

Cash and cash equivalents	428,848	428,904
Accrued investment income	34,237	38,816
Deferred policy acquisition costs	26,730	24,271
Deferred sales inducements	6,296	7,232
Value of business acquired	374,737	581,090
Goodwill	2,800	2,800
Federal income taxes — current	—	5,400
Federal income taxes — deferred	890	117,043
Reinsurance receivables	35,806	14,219
Affiliated receivable — net	—	1,124
Affiliated short term note receivable	40,000	—
Receivable for investments sold — net	2,009	—
Other assets	38,835	44,062
Separate Accounts assets	8,313,833	7,457,096

Total Assets	$11,612,952	$11,113,783

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
BALANCE SHEETS — Continued

	Successor
	December 31,
(dollars in thousands, except share data)	2009	2008
LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholder liabilities and accruals
Policyholder account balances	$1,626,415	$1,751,265
Future policy benefits	439,634	499,278
Claims and claims settlement expenses	32,846	38,883

	2,098,895	2,289,426

Other policyholder funds	10,346	2,006
Payable for collateral under securities loaned	149,050	182,451
Federal income taxes — current	4,191	—
Affiliated payables — net	7,129	—
Payable for investments purchased — net	—	2,753
Other liabilities	8,459	14,432
Separate Accounts liabilities	8,313,833	7,457,096

Total Liabilities	10,591,903	9,948,164

Stockholder’s Equity
Common stock ($10 par value; authorized 1,000,000 shares; issued and outstanding: 250,000 shares)	2,500	2,500
Additional paid-in capital	1,366,636	1,366,636
Accumulated other comprehensive loss, net of taxes	(10,104)	(65,178)
Retained deficit	(337,983)	(138,339)

Total Stockholder’s Equity	1,021,049	1,165,619

Total Liabilities and Stockholder’s Equity	$11,612,952	$11,113,783

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
STATEMENTS OF INCOME

	For the Years Ended December 31,
	Successor		Predecessor
(dollars in thousands)	2009	2008	2007
Revenues
Policy charge revenue	$203,926	$240,667	$267,586
Net investment income	122,937	135,158	136,416
Net realized investment gains (losses)
Total other-than-temporary impairment losses on securities	(14,605)	(8,329)	—
Portion of losses recognized in other comprehensive income	4,753	—	—

Net other-than-temporary impairment losses on securities recognized in income	(9,852)	(8,329)	—
Realized investment gains (losses), excluding other-than-temporary impairment losses on securities	(48,433)	36,050	2,055

Net realized investment gains (losses)	(58,285)	27,721	2,055

Total Revenues	268,578	403,546	406,057

Benefits and Expenses
Interest credited to policyholder liabilities	79,555	91,447	93,978
Policy benefits (net of reinsurance recoveries:
2009 — $3,810; 2008 — $16,492; 2007 — $15,311)	51,104	190,578	42,286
Reinsurance premium ceded	7,253	22,789	28,292
Amortization (accretion) of deferred policy acquisition costs	10,605	(695)	22,064
Amortization and impairment of value of business acquired	155,521	37,671	—
Amortization of other intangibles	—	3,774	—
Impairment charges	—	215,462	—
Insurance expenses and taxes	75,713	68,778	59,846

Total Benefits and Expenses	379,751	629,804	246,466

Income (Loss) Before Taxes	(111,173)	(226,258)	159,591

Federal Income Tax Expense (Benefit)
Current	7,292	—	37,982
Deferred	84,636	(87,919)	11,090

Federal Income Tax Expense (Benefit)	91,928	(87,919)	49,072

Net Income (Loss)	$(203,101)	$(138,339)	$110,519

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended December 31,
	Successor		Predecessor
(dollars in thousands)	2009	2008	2007
Net Income (Loss)	$(203,101)	$(138,339)	$110,519

Other Comprehensive Income (Loss)
Net unrealized gains (losses) on available-for-sale securities
Net unrealized holding gains (losses) arising during the period	113,729	(146,545)	4,072
Reclassification adjustment for losses included in net income	23,338	—	56

	137,067	(146,545)	4,128

Net unrealized other-than-temporary impairment gains (losses) on securities
Net unrealized other-than-temporary impairment losses arising during the period	(4,347)	—	—
Reclassification adjustment for other-than-temporary impairment gains included in net income	(106)	—	—

	(4,453)	—	—

Adjustments
Policyholder liabilities	3,710	(647)	(4,795)
Deferred policy acquisition costs	(1,481)	1,481	—
Value of business acquired	(46,657)	45,438	—
Deferred federal income taxes	(29,655)	35,095	233

	(74,083)	81,367	(4,562)

Total other comprehensive income (loss), net of taxes	58,531	(65,178)	(434)

Comprehensive Income (Loss)	$(144,570)	$(203,517)	$110,085

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
STATEMENTS OF STOCKHOLDER’S EQUITY

	For the Years Ended December 31,
	Successor		Predecessor
(dollars in thousands)	2009	2008	2007
Common Stock	$2,500	$2,500	$2,500

Additional Paid-in Capital
Balance at beginning of year	$1,366,636	$1,116,636	$397,324
Capital contribution from AEGON USA, LLC	—	250,000	—
Effect of push down accounting of AEGON USA, LLC’s purchase price on Merrill Lynch Life Insurance Company’s net assets acquired	—	—	719,312

Balance at end of year	$1,366,636	$1,366,636	$1,116,636

Accumulated Other Comprehensive Income (Loss)
Balance at beginning of year	$(65,178)	$—	$(10,233)
Total other comprehensive income (loss), net of taxes	58,531	(65,178)	(434)
Cumulative effect of adoption of other-than-temporary impairment guidance (ASC 320)	(3,457)	—	—
Effect of push down accounting of AEGON USA, LLC’s purchase price on Merrill Lynch Life Insurance Company’s net assets acquired	—	—	10,667

Balance at end of year	$(10,104)	$(65,178)	$—

Retained Earnings (Deficit)
Balance at beginning of year	$(138,339)	$—	$279,445
Net income (loss)	(203,101)	(138,339)	110,519
Cumulative effect of adoption of other-than-temporary impairment guidance (ASC 320)	3,457	—	—
Cash dividend paid to Merrill Lynch Insurance Group, Inc.	—		(193,731)
Effect of push down accounting of AEGON USA, LLC’s purchase price on Merrill Lynch Life Insurance Company’s net assets acquired	—	—	(196,233)

Balance at end of year	$(337,983)	$(138,339)	$—

Total Stockholder’s Equity	$1,021,049	$1,165,619	$1,119,136

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	Successor		Predecessor
(dollars in thousands)	2009	2008	2007
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$(203,101)	$(138,339)	$110,519
Adjustment to reconcile net income (loss) to net cash and cash equivalents provided by operating activities:
Changes in:
Deferred policy acquisition costs	(3,940)	(22,790)	(9,142)
Deferred sales inducements	936	(7,232)	(12,000)
Unearned policy charge revenue	—	—	2,232
Value of business acquired	155,521	37,670	—
Other intangibles	—	3,774	—
Benefit reserves	(29,116)	132,629	(4,034)
Federal income tax accruals	94,228	(87,203)	11,090
Claims and claims settlement expenses	(6,037)	(3,522)	(21)
Other policyholder funds	8,340	(2,697)	(2,270)
Other operating assets and liabilities, net	(14,259)	(1,979)	(16,349)
Amortization (accretion) of investments	(2,697)	(2,228)	3,008
Limited partnership asset distributions	(411)	(858)	(610)
Impairment charges	—	215,462	—
Interest credited to policyholder liabilities	79,555	91,447	93,978
Net realized investment (gains) losses	58,285	(27,721)	(2,055)

Net cash and cash equivalents provided by operating activities	137,304	186,413	174,346

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of available-for-sale securities and mortgage loans	354,643	598,127	262,046
Maturities of available-for-sale securities and mortgage loans	173,439	295,409	295,271
Purchases of available-for-sale securities and mortgage loans	(363,846)	(1,066,743)	(376,215)
Sales of limited partnerships	2,660	1,148	860
Increase in affiliated short term note receivable	(40,000)	—	—
Change in payable for collateral under securities loaned	(33,401)	182,451	—
Policy loans on insurance contracts, net	46,521	34,743	20,249
Net settlement on futures contracts	(48,105)	37,803	—
Other	1,957	3,235	—

Net cash and cash equivalents provided by investing activities	$93,868	$86,173	$202,211

See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
STATEMENTS OF CASH FLOWS (continued)

	For the Years Ended December 31,
	Successor		Predecessor
(dollars in thousands)	2009	2008	2007
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder deposits	$284,846	$389,370	$632,846
Policyholder withdrawals	(516,074)	(641,685)	(887,625)
Capital contribution from AEGON USA, LLC	—	250,000	—
Cash dividend paid to Merrill Lynch Insurance Group, Inc.	—	—	(193,731)

Net cash and cash equivalents used in financing activities	(231,228)	(2,315)	(448,510)

Net increase (decrease) in cash and cash equivalents (1)	(56)	270,271	(71,953)
Cash and cash equivalents, beginning of year	428,904	158,633	230,586

Cash and cash equivalents, end of year	$428,848	$428,904	$158,633

(1)	Included in net increase (decrease) in cash and cash equivalents is interest received (2009 — $65; 2008 — $1,137; 2007 — $0); interest paid (2009 — $28; 2008 — $196; 2007 — $501); Federal income taxes paid (2009 — $3,100; 2008 — $5,400; 2007 — $60,918); and Federal income taxes received (2009 — $5,400; 2008 — $6,115; 2007 — $0)
See Notes to Financial Statements

MERRILL LYNCH LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in Thousands)
Note 1. Summary of Significant Accounting Policies
Basis of Presentation
Merrill Lynch Life Insurance Company (“MLLIC” or the “Company”) is a wholly owned subsidiary of AEGON USA, LLC (“AUSA”). AUSA is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over twenty countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries.
On December 28, 2007 (the “acquisition date”), MLLIC and its affiliate, ML Life Insurance Company of New York (“MLLICNY”) were acquired by AUSA for $1.12 billion and $0.13 billion, respectively, for a total price for both entities of $1.25 billion. Prior to the acquisition date, MLLIC was a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. (“MLIG”), which was an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML&Co.”).
The Company is a life insurance company, who conducts its business primarily in the annuity markets and to a lesser extent in the life insurance markets of the financial services industry. The Company is domiciled in the State of Arkansas and is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. During 2009, the Company, in addition to no longer issuing life insurance products, is no longer issuing variable annuity and market value adjusted annuity products.
Basis of Reporting
The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). The Company also submits financial statements to insurance industry regulatory authorities, which are prepared on the basis of statutory accounting principles (“SAP”). The significant accounting policies and related judgments underlying the Company’s financial statements are summarized below.
On December 28, 2007, AUSA completed the acquisition of MLLIC and its affiliate MLLICNY. In accordance with GAAP guidance, the acquisition was accounted for by AUSA using the purchase method of accounting, which requires the assets and liabilities of the Company to be identified and measured at their estimated fair values as of the acquisition date. The estimated fair values are subject to adjustment of the initial allocation for a one-year period as more information relative to the fair values as of the acquisition date becomes available. See Note 2 for additional information on the adjustments to the initial purchase price allocation.
In addition, as required by the guidance, the purchase method of accounting applied by AUSA to the acquired assets and liabilities associated with the Company has been “pushed down” to the financial statements of the Company, thereby establishing a new basis of accounting. As a result, the Company follows AUSA’s accounting policies subsequent to the acquisition date. This new basis of accounting is referred to as the “successor basis”, while the historical basis of accounting is referred to as the “predecessor basis’’. In general, all 2009 and 2008 amounts are representative of the successor basis of accounting while the Statements of Income, Stockholder’s Equity, Comprehensive Income, and Cash Flows amounts for 2007 are representative of the predecessor basis of accounting. Financial statements included herein for periods prior and subsequent to the acquisition date are labeled “Predecessor” and “Successor”, respectively.
Certain reclassifications and format changes have been made to prior period financial statements, where appropriate, to conform to the current period presentation. These reclassifications have no effect on net income or stockholder’s equity of the prior years.
Accounting Estimates and Assumptions
The preparation of financial statements requires management to make estimates and assumptions affecting the reported amounts of assets, liabilities, revenues and expenses and the disclosures of contingent assets and liabilities. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets, asset valuation allowances, deferred policy acquisition costs, deferred sales inducements, value of business acquired, goodwill, other intangibles, policyholder liabilities, income taxes, and potential effects of unresolved litigated matters.

Investments
Fixed maturity and equity securities
The Company’s investments in fixed maturity and equity securities are classified as available-for-sale and reported at estimated fair value. The fair values of fixed maturity and equity securities are determined by management after taking into consideration several sources of data. The Company’s valuation policy dictates that publicly available prices are initially sought from several third party pricing services. In the event that pricing is not available from these services, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.
Each month, the Company performs an analysis of the information obtained from third party services and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar fixed maturities, review of pricing statistics and trends, and consideration of recent relevant market events.
The Company’s portfolio of private placement securities is valued using a matrix pricing methodology. The pricing methodology is obtained from a third party service and indicates current spreads for securities based on weighted average life, credit rating and industry sector. Monthly, the Company reviews the matrix to ensure the spreads are reasonable by comparing them to observed spreads for similar securities traded in the market. In order to account for the illiquid nature of these securities, illiquidity premiums are included in the valuation and are determined based upon the pricing of recent transactions in the private placement market, as well as comparing the value of the privately offered security to a similar public security. The impact of the illiquidity premium to the overall valuation is less than 1% of the value.
For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Investment transactions are recorded on the trade date. Subsequent to December 28, 2007, realized gains and losses on the sale or maturity of investments are determined on the first-in, first-out (“FIFO”) basis. Prior to December 28, 2007, realized gains and losses on the sale or maturity of investments were determined on the basis of specific identification.
Changes in the fair value of fixed maturity and equity securities are reported as a component of accumulated other comprehensive income (loss), net of taxes, on the Balance Sheets and are not reflected in the Statements of Income until a sale transaction occurs or when credit-related declines in estimated fair value are deemed other-than-temporary.
Other-than-temporary impairments (“OTTI”)
If management determines that a decline in the value of an available-for-sale security is other-than-temporary, an impairment loss is recognized. Management makes this determination through a series of discussions with the Company’s portfolio managers and credit analysts, and information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services). For equity securities, the Company also considers the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential OTTI include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than cost or amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management’s best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.
During the second quarter 2009, the Company adopted new Financial Accounting Standards Board (“FASB”) guidance for the recognition and presentation of OTTI. The recognition provisions apply only to debt securities classified as available-for-sale and held-to-maturity, while the presentation and disclosure requirements apply to both debt and equity securities.
For equity securities, once management determines a decline in the value of an available-for-sale security is other-than-temporary, the cost basis of the equity security is reduced to its fair value, with a corresponding charge to earnings.
For debt securities, an OTTI must be recognized in earnings when an entity either a) has the intent to sell the debt security or b) more likely than not will be required to sell the debt security before its anticipated recovery. If the Company meets either of these criteria, the OTTI is recognized in earnings in an amount equal to the entire difference between the security’s amortized cost basis and its fair value at the balance sheet date. For debt securities in unrealized loss positions that do not meet these criteria, the Company must analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows. If the net present value is less than the amortized cost of the investment, an OTTI is recorded. The OTTI is separated into two pieces: an amount representing the credit loss, where the present value of cash flows expected to be collected is less than the amortized cost basis of the security, and an amount related to all other factors (referred to as the non credit portion).

The credit loss is recognized in earnings and the non credit loss is recognized in other comprehensive income (“OCI”), net of applicable taxes and value of business acquired. Management records subsequent changes in the estimated fair value (positive and negative) of available-for-sale debt securities for which non credit OTTI was previously recognized in OCI in OCI-OTTI.
Limited partnerships
At December 31, 2009, the Company had investments in two limited partnerships that are not publicly traded. One of the partnerships is carried at estimated fair value which is derived from management’s review of the underlying financial statements that were prepared on a GAAP basis. The remaining partnership is carried at cost. At December 31, 2008, a third partnership existed which was carried at cost, but operations ceased on January 1, 2009.
Mortgage Loans on Real Estate
Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. The fair value for mortgage loans on real estate is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and/or similar remaining maturities. Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income along with mortgage loan fees, which are recorded as they are incurred. Loans are considered impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value. The Company does not accrue interest on impaired loans and loans ninety days past due. The Company also establishes a valuation allowance based on a percentage of the outstanding loan balance.
Policy loans
Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.
Derivative Instruments
Derivatives are financial instruments in which the value changes in response to an underlying variable, that require little or no net initial investment and are settled at a future date. All derivatives recognized on the Balance Sheets are carried at fair value. All changes in fair value are recognized in the Statements of Income. The fair value for exchange traded derivatives, such as futures, is calculated net of the interest accrued to date and is based on quoted market prices. Net settlements on the futures occur daily.
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less. Cash and cash equivalents are primarily valued at amortized cost, which approximates fair value.
Securities Lending
Financial assets that are lent to a third party or that are transferred subject to a repurchase agreement at a fixed price are not derecognized as the Company retains substantially all the risks and rewards of asset ownership. The lent securities are included in fixed maturity available-for-sale securities in the Balance Sheets. A liability is recognized for cash collateral received, required initially at 102%, on which interest is accrued.
Deferred Policy Acquisition Costs (“DAC”)
Policy acquisition costs for variable annuities and variable life insurance contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.
Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Income are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

The most significant assumptions involved in the estimation of future gross profits are future net Separate Accounts performance, surrender rates, mortality rates and reinsurance costs. For variable annuities, the Company generally establishes a long-term rate of net Separate Accounts growth. If returns over a determined historical period differ from the long-term assumption, returns for future determined periods are calculated so that the long-term assumption is achieved. The result is that the long-term rate is assumed to be realized over a specified period. However, the long-term rate may be adjusted if expectations change. This method for projecting market returns is known as reversion to the mean, a standard industry practice. At December 31, 2009, the reversion to the mean assumption was 7.25% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. At December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. Additionally, the Company may modify the rate of net Separate Accounts growth over the short term to reflect near-term expectations of the economy and financial market performance in which Separate Accounts assets are invested. Surrender and mortality rates for all variable contracts are based on historical experience and a projection of future experience.
Future gross profit estimates are subject to periodic evaluation with necessary revisions applied against amortization to date. The impact of revisions and assumptions to estimates on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. Changes in assumptions can have a significant impact on the amount of DAC reported and the related amortization patterns. In general, increases in the estimated Separate Accounts return and decreases in surrender or mortality assumptions increase the expected future profitability of the underlying business and may lower the rate of DAC amortization. Conversely, decreases in the estimated Separate Accounts returns and increases in surrender or mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.
At December 31, 2009 and 2008, variable annuities accounted for the Company’s entire DAC asset. See Note 6 to the Financial Statements for further discussion.
Deferred Sales Inducements (“DSI”)
The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner’s deposit. This amount may be subject to recapture under certain circumstances. Consistent with DAC, sales inducements for variable annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of the deferred sales inducement asset.
The expense and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Income. At December 31, 2009 and 2008, variable annuities accounted for the Company’s entire DSI asset. See Note 6 to the Financial Statements for further discussion.
Value of Business Acquired (“VOBA”)
VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts inforce at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, policyholder behavior, Separate Accounts performance, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions in estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than the unamortized balance. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of VOBA. This practice assumes that the expectations for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. At December 31, 2009, the reversion to the mean assumption was 7.25% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. At December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate. See Note 5 to the Financial Statements for further discussion.
Other Intangibles
Other intangible assets acquired at the acquisition date are a distribution agreement, a tradename and a non-compete agreement. At December 31, 2008, the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co. distribution channel instead of continuing to sell new variable annuities on the Company.

As a result of this decision, an impairment charge was taken for the entire unamortized other intangible balance at December 31, 2008. Prior to December 31, 2008, the tradename and the non-compete agreements were amortized on a straight-line basis over their useful life of five years. The distribution intangible was amortized over the expected economic benefit period and at a pace consistent with the expected future gross profit streams generated from the distribution agreement, which was thirty years. The entire asset amount had been allocated to annuities. See Note 5 to the Financial Statements for further discussion.
Goodwill
Goodwill is the excess of the purchase price over the estimated fair value of net assets acquired. Goodwill and intangible assets with indefinite lives are not amortized, but are subject to impairment tests conducted at least annually. Impairment testing is to be performed using the fair value approach, which requires the use of estimates and judgment, at the “reporting unit” level. A reporting unit represents the operating segment which is the level at which the financial information is prepared and regularly reviewed by management. The entire asset amount has been allocated to annuities. Goodwill is reviewed for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator, or unanticipated competition would cause the Company to review the carrying amounts of goodwill for impairment. At December 31, 2008, the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co. distribution channel instead of continuing to sell new variable annuities on the Company. As a result of this decision, an impairment charge was taken for the majority of the goodwill balance except for the amount related to the Company’s state licenses at December 31, 2008. See Note 5 to the Financial Statements for further discussion.
Separate Accounts
The Company’s Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Income. Mortality, guaranteed benefit fees, policy administration, maintenance, and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Income.
Policyholder Account Balances
The Company’s liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the Balance Sheet dates. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders’ withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company’s fixed rate products are as follows:

	2009			2008
Interest-sensitive life products	4.00%	—	4.85%	4.00%	—	4.85%
Interest-sensitive deferred annuities	0.40%	—	6.80%	0.05%	—	6.80%
These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

Future Policy Benefits
The Company’s liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Liabilities for guaranteed benefits for variable annuity and life insurance contracts are discussed in more detail in Note 7 of the Financial Statements. Interest rates used in establishing such liabilities are as follows:

	2009			2008
Interest rates used for liabilities	2.55%	—	5.75%	2.55%	—	5.75%
Revenue Recognition
Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable annuity contracts are recognized when policy charges are assessed or earned.
Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable life insurance contracts are recognized when policy charges are assessed or earned.
Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for interest-sensitive annuity and life insurance contracts are recognized when investment income and investment sales are earned while revenues for contract charges are recognized when assessed or earned.
Claims and Claims Settlement Expenses
Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.
Unearned Policy Charge Revenue (“UPCR”)
Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and accreted into policy charge revenue based on the estimated future gross profits for each group of contracts, consistent with the amortization of DAC. The impact of any revisions on cumulative accretion is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. The Company records a liability equal to the unaccreted balance of these policy charges on the Balance Sheets. The accretion of the UPCR is recorded as a component of policy charge revenue in the Statements of Income. As of December 31, 2007, the UPCR balance was zero as a result of push down accounting at the acquisition date.
Federal Income Taxes
The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with GAAP guidance. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net income (loss) in the year during which such changes are enacted.
For federal income tax purposes, an election under Internal Revenue Code Section 338 was made by AUSA in connection with the purchase of the Company. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the acquisition date resulting in a change to the related deferred income taxes.
Subsequent to acquisition, the Company files a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group. The results of operations of the Company through December 28, 2007 were included in the consolidated federal income tax return of ML&Co. The Company had entered into a tax-sharing agreement with ML&Co. whereby the Company calculated its current tax provision based on its operations and periodically remitted its current federal income tax liability to ML&Co. The tax-sharing agreement with ML&Co. was terminated on December 28, 2007. The Company has not entered into a new tax sharing agreement.

The Company is subject to taxes on premiums and is exempt from state income taxes in most states.
Subsequent Events
The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date.
Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves.
Recent Accounting Guidance
Current Adoption of Recent Accounting Guidance
On July 1, 2009, the FASB Accounting Standards CodificationTM (“Codification”) was launched as the single source of authoritative nongovernmental GAAP. Accounting guidance promulgated by the FASB is communicated through an Accounting Standards Update (“ASU”). An ASU provides the reason for the update and details the amendments to the Codification. Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure).
Accounting Standards Codification (“ASC”) 105, Generally Accepted Accounting Principles
The Company adopted guidance that establishes the Codification as the source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities as of the period ended September 30, 2009. All guidance contained in the Codification carries an equal level of authority. The adoption required updates to the Company’s financial statement disclosures, but did not have a material impact on the Company’s results of operations or financial position. This guidance was formerly known as Statement of Financial Accounting Standards (“SFAS”) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles, a replacement of FASB Statement No. 162.
ASC 320, Investments —Debt and Equity Securities
The Company adopted guidance that makes OTTI guidance for debt securities more operational and improves the presentation and disclosure of OTTI on debt and equity securities in the financial statements as of the period ended June 30, 2009. The guidance requires an entity to evaluate whether an impairment is other-than-temporary if the value of a debt security is less than its amortized cost basis at the balance sheet date. An OTTI is considered to have occurred if an entity: a) intends to sell the debt security, b) more likely than not will be required to sell the security before recovery of its amortized cost basis, or c) does not expect to recover the entire amortized cost basis of the security (that is, a credit loss exists), even if it does not intend to sell the security. In determining whether a credit loss exists, an entity should use its best estimate of the present value of cash flows expected to be collected from the debt security. The guidance provides a list of factors to be considered when estimating whether a credit loss exists and the period over which the debt security is expected to recover. If an entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the balance sheet date. If an entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into: a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes. A cumulative effect adjustment is required to the opening balance of retained earnings (net of related tax and VOBA effects) in the period of adoption with a corresponding adjustment to accumulated OCI to reclassify the non credit component of previously recognized OTTI on debt securities held at that date, provided the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost. Only the credit portion of OTTI will be accreted into income. The adoption resulted in a net increase to retained earnings and decrease to accumulated other comprehensive income (loss) of $3,457. See Note 4 to the Financial Statements for additional disclosures. This guidance was formerly known as FASB Staff Position (“FSP”) No. FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments.
ASC 820, Fair Value Measurements and Disclosures
•	The Company adopted guidance on measuring the fair value of certain alternative investments (i.e., investments in hedge funds, private equity funds, venture capital funds, offshore fund vehicles, funds of funds, and real estate funds) as of the period ended December 31, 2009 (ASU 2009-12, Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)).

The guidance applies to investments in entities where the fair value of the instrument is not readily determinable and the investment is in an entity that has all of the attributes of an investment company (as specified in ASC 946-10-15-2). If an investment is in scope, it permits, as a practical expedient, a reporting entity to use the investment’s net asset value (“NAV”) to estimate its fair value, provided that the NAV is calculated as of the reporting entity’s measurement date. The guidance prohibits the use of the NAV in estimating fair value when it is probable that an entity will sell the investment (or a portion thereof) at a price other than NAV. The guidance also requires enhanced disclosures by major category of investments about the nature and risks of investments within its scope. The adoption did not have a material impact on the Company’s financial statements.

•	The Company adopted guidance, as of the period ended December 31, 2009, which clarified that when a quoted price in an active market for an identical liability is not available, an entity should measure fair value using one of the following approaches that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs: a) a valuation technique that uses the quoted price of the identical liability when traded as a asset; b) a valuation technique that uses quoted prices for similar liabilities or similar liabilities when traded as assets; or c) another valuation technique that is consistent with fair value measurement guidance (e.g., income approach or a market approach) (ASU 2009-05, Measuring Liabilities at Fair Value). The guidance also clarifies that an entity should not make a separate adjustment for restrictions on the transfer of a liability in estimating the liability’s fair value. The guidance also specifies that when measuring the fair value of a liability using the price of the liability when traded as an asset, the price should be adjusted for factors specific to the asset that are not applicable to the fair value measurement of the liability. The adoption did not have a material impact on the Company’s financial statements.

•	The Company adopted guidance for estimating fair value when the volume and level of activity for an asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly as of the period ended June 30, 2009. The guidance provides a list of factors that an entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared to normal market activity for that asset or liability. The guidance also requires interim disclosures of the inputs and valuation techniques used to measure fair value and disclosure of any changes to those inputs and valuation techniques during the period. The adoption did not have a material impact on the Company’s financial statements. This guidance was formerly known as FSP No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. Upon adoption, this guidance superseded previous guidance formerly known as FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset in a Market That Is Not Active.

•	The Company adopted guidance requiring disclosures about fair value of financial instruments in interim reporting periods as well as annual periods as of the period ended June 30, 2009. The guidance requires an entity to disclose the methods and significant assumptions used to estimate fair value of financial instruments and to describe changes, if any, to those methods and assumptions during the period. The adoption affected disclosures but did not impact the Company’s results of operations or financial position. This guidance was formerly known as FSP No. FAS 107-1 and Accounting Principles Board Opinion No. 28-1, Interim Disclosures about Fair Value of Financial Instruments.

•	On January 1, 2008, the Company adopted guidance providing a fair value option election that allows companies to irrevocably elect fair value as the initial and subsequent measurement attribute for certain financial assets and liabilities, with changes in fair value recognized in earnings as they occur. The guidance permits the fair value option election on an instrument by instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. The adoption did not have a material impact on the Company’s financial statements. See Note 3 to the Financial Statements for additional disclosures. This guidance was formerly known as SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities.

•	On January 1, 2008, the Company adopted guidance that defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The adoption did not have a material impact on the Company’s financial statements. See Note 3 to the Financial Statements for additional disclosures. This guidance was formerly known as SFAS No. 157, Fair Value Measurements.
ASC 855, Subsequent Events
The Company adopted guidance that establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued as of the period ended June 30, 2009. The guidance required the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued. The adoption did not impact the Company’s results of operations or financial position. This guidance was formerly known as SFAS No. 165, Subsequent Events.

In February 2010, the FASB issued revisions to the subsequent events guidance to eliminate the requirement for entities that file or furnish financial statements to the SEC to disclose the date through which subsequent events have been evaluated. However, the amended guidance retains the requirement that such an entity must evaluate subsequent events through the date on which the financial statements are issued. The amendments were effective upon issuance and the adoption did not impact the Company’s results of operations or financial position.
ASC 325-40, Investments—Other; Beneficial Interests in Securitized Financial Assets
The Company adopted guidance that amends impairment and related interest income measurement guidance to achieve more consistent determination of whether an OTTI has occurred for debt securities classified as available-for-sale or held-to-maturity as of the period ended December 31, 2008. The guidance permits the use of reasonable management judgment about the probability that the company will be able to collect all amounts due while previous guidance required the use of market participant assumptions which could not be overcome by management judgment. The guidance also retains and emphasizes the objective of an OTTI assessment and the related disclosure requirements included in guidance on debt and equity securities in ASC 320. The adoption had no material impact on the Company’s financial statements. This guidance was formerly known as FSP No. EITF 99-20-1, Amendments to the Impairment and Interest Income Measurement Guidance of EITF Issue No. 99-20.
ASC 815, Derivatives and Hedging
•	On January 1, 2009, the Company adopted guidance that amends and expands the disclosure requirements related to derivative instruments and hedging activities to provide users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows. The adoption did not impact the Company’s results of operations or financial position. This guidance was formerly known as SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133.

•	The Company adopted guidance requiring disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments as of the period ended December 31, 2008. The amendments also require additional disclosure about the current status of the payment/performance risk of a guarantee. The adoption did not have a material impact on the Company’s financial statements. This guidance was formerly known as FSP No. FAS 133-1 and FASB Interpretation No. 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161.
ASC 805, Business Combinations
On January 1, 2009, the Company adopted guidance that establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is decision-useful to users of financial statements in evaluating the nature and financial effects of the business combination. The adoption did not have a material impact on the results of operation or financial position. This guidance was formerly known as SFAS No. 141 (revised 2007), Business Combinations.
ASC 350, Intangibles—Goodwill and Other
On January 1, 2009, the Company adopted guidance that amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. The guidance requires entities estimating the useful life of a recognized intangible asset to consider their historical experience in renewing or extending similar arrangements or, in the absence of historical experience, to consider assumptions that market participants would use about renewal or extension as adjusted for entity-specific factors. The adoption did not impact the Company’s results of operations or financial position. This guidance was formerly known as FSP No. FAS 142-3, Determination of the Useful Life of Intangible Assets.

Future Adoption of Recent Accounting Guidance
ASC 820, Fair Value Measurements and Disclosures
In January 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements, which includes new disclosures and clarifications of existing disclosures about fair value measurements. The guidance requires disclosure of significant transfers in and out of Levels 1 and 2 of the fair value hierarchy and reasons for the transfers. Additionally, the ASU clarifies the level of disaggregation for fair value disclosures, requiring disclosures for each class of assets and liabilities. The guidance clarifies that a reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2009. The Company will adopt the guidance on January 1, 2010, which affects disclosures and therefore will not impact the Company’s results of operations or financial position.
The ASU also requires separate presentation of information about purchases, sales, issuances, and settlements in the Level 3 reconciliation for fair value measurements using significant unobservable inputs. This disclosure requirement is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2010. The Company will adopt the guidance on January 1, 2011, which affects disclosures and therefore will not impact the Company’s results of operations or financial position.
Note 2. 2008 Initial Purchase Price Allocation Adjustments
On December 28, 2007, the Company and its affiliate, MLLICNY, were acquired by AUSA for $1.12 billion and $0.13 billion, respectively, for a total price for both entities of $1.25 billion. The allocation of the purchase price to the entities was based on their relative value. Since the actual results between the period December 28, 2007 and December 31, 2007 were not material, the Company utilized December 31, 2007 as the acquisition date.
In addition, on December 28, 2007, ML&Co. and AUSA entered into a transition services agreement whereby ML&Co. is to provide certain outsourced third-party services required for the normal operations of the business and other services necessary for the migration to AUSA’s infrastructure.
The purchase price was initially allocated to the assets acquired and liabilities assumed using management’s best estimate of their fair value as of the acquisition date. The Company made refinements during 2008 to the initial estimated fair values as additional information became available.
The following adjustments as of December 31, 2008 were made to the initial purchase price allocation:

	Purchase Price Allocation
	December 31,		December 31,
	2007	Adjustments	2008 (a)
Value of business acquired, gross	$574,950	$(6,759)	$568,191
Goodwill	156,880	(14,779)	142,101
Other intangibles	74,930	5,005	79,935
Federal income taxes — current	6,641	(525)	6,116
Federal income taxes — deferred	2,031	(2,031)	—
Reinsurance receivables	5,440	3,056	8,496
Other assets	40,741	(1,490)	39,251

Policyholder account balances	1,900,837	3,556	1,904,393
Future policy benefits	396,760	(23,014)	373,746
Federal income taxes — deferred	—	5,971	5,971
Other liabilities	10,954	(4,036)	6,918

(a)	This reflects the December 31, 2008 balance before adjustments for unrealized gains (losses) on investments, amortization and/or impairments.
VOBA reflects the estimated fair value of inforce contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts inforce at the acquisition date.

VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.
During the 4th quarter 2008, the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co. distribution channel instead of continuing to sell new variable annuities on the Company. As a result of this decision, an impairment charge was taken for the entire unamortized other intangible balance and the majority of the goodwill balance except for the amount related to the Company’s state licenses at December 31, 2008.
For purposes of calculating the VOBA and other intangible assets relating to the acquisition, management considered the Company’s weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 9% and 11% were used for VOBA for the life and annuity segments, respectively. A discount rate of 12% was used to value the distribution agreement, the trade name and the non-compete agreement intangible assets. See Note 5 to the Financial Statements for further discussion on VOBA, Other Intangibles and Goodwill.
Note 3. Fair Value of Financial Instruments
Fair Value Measurements
ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
Fair Value Hierarchy
The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means
Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis:

	December 31, 2009
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity securities (a)	$215,827	$1,092,423	$37,041	$1,345,291
Equity securities (a)	—	11,805	—	11,805
Cash equivalents (b)	—	433,875	—	433,875
Limited partnerships (c)	—	—	7,604	7,604
Separate Accounts assets (d)	8,313,833	—	—	8,313,833

Total assets	$8,529,660	$1,538,103	$44,645	$10,112,408

Liabilities
Future policy benefits (embedded derivatives only) (e)	$—	$—	$(12,759)	$(12,759)

Total liabilities	$—	$—	$(12,759)	$(12,759)

	December 31, 2008
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity securities (a)	$247,254	$1,012,562	$112,200	$1,372,016
Equity securities (a)	—	13,506	—	13,506
Cash equivalents (b)	—	441,943	—	441,943
Limited partnerships (c)	—	—	9,895	9,895
Separate Accounts assets (d)	7,457,096	—	—	7,457,096

Total assets	$7,704,350	$1,468,011	$122,095	$9,294,456

Liabilities
Future policy benefits (embedded derivatives only) (e)	$—	$—	$35,323	$35,323

Total liabilities	$—	$—	$35,323	$35,323

(a)	Securities are classified as Level 1 if the fair value is determined by observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasury and U.S. Government Agency securities. Securities are classified as Level 2 if the fair value is determined by observable inputs, other than quoted prices included in Level 1, for the asset or prices for similar assets. Level 2 securities include fixed maturity securities and preferred stock for which the Company utilized pricing services and corroborated broker quotes. Securities are classified as Level 3 if the valuations are derived from techniques in which one or more of the significant inputs are unobservable. Level 3 consists principally of fixed maturity securities whose fair value is estimated based on non-binding broker quotes.

(b)	Cash equivalents are primarily valued at amortized cost, which approximates fair value. Operating cash is not included in the abovementioned table.

(c)	The Company has an investment in a limited partnership for which the fair value was derived from management’s review of the underlying financial statements that were prepared on a GAAP basis. The remaining limited partnership is carried at cost and is not included in the abovementioned table. At December 31, 2008, a third partnership existed which was carried at cost ($0), but operations ceased on January 1, 2009.

(d)	Separate Accounts assets are carried at the net asset value provided by the fund managers.

(e)	The Company issued contracts containing guaranteed minimum withdrawal benefits riders (“GMWB”) and obtained reinsurance on guaranteed minimum income benefit riders (“GMIB reinsurance”). GMWB and GMIB reinsurance are treated as embedded derivatives and are required to be reported separately from the host variable annuity contract. The fair value of these guarantees are calculated as the present value of future expected payments to policyholders less the present value of assessed rider fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees, their fair values are determined using stochastic techniques under a variety of market return, discount rates and actuarial assumptions. Since many of the assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 of the fair value hierarchy.

The Company’s Level 3 assets consist principally of a limited partnership and securities whose fair value is estimated based on non-binding broker quotes. The following table provides a summary of the change in fair value of the Company’s Level 3 assets at December 31, 2009 and 2008:

	December 31, 2009		December 31, 2008
	Limited	Fixed	Limited	Fixed
	Partnership	Maturity	Partnership	Maturity
Balance at beginning of year (a)	$9,895	$112,200	$13,420	$18,775

Change in unrealized gains (losses) (b)	—	9,805	—	(26,004)
Purchases	—	20,021	—	70,621
Sales	(334)	(32,458)	(1,148)	(32,332)
Transfers into Level 3	—	27,473	—	95,741
Transfers out of Level 3	—	(100,605)	—	(15,012)
Changes in valuation (c)	(1,957)	605	(3,235)	603
Net realized investment gains (losses) (d)	—	—	858	(192)

Balance at end of year (a)	$7,604	$37,041	$9,895	$112,200

(a)	Recorded as a component of limited partnerships and fixed maturity available-for-sale securities in the Balance Sheets.

(b)	Recorded as a component of other comprehensive income (loss).

(c)	Recorded as a component of net investment income in the Statements of Income.

(d)	Recorded as a component of net realized investment gains (losses) for fixed maturity and net investment income for limited partnerships in the Statements of Income.
In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investments will be classified as Level 2 investments. If not, the investments are classified as Level 3 due to the unobservable nature of the brokers’ valuation processes. The decrease in Level 3 securities from 2008 to 2009 is primarily due to securities being vendor priced (Level 2) at December 31, 2009 and an increase in market activity.
The Company’s Level 3 liabilities (assets) consist of provisions for GMWB and GMIB reinsurance. The fair value of these guarantees are calculated as the present value of future expected payments to policyholders less the present value of assessed rider fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees which are unlike instruments available in financial markets, their fair values are determined using stochastic techniques under a variety of market return scenarios. A variety of factors are considered, including expected market rates of return, equity and interest rate volatility, credit spread, correlations of market returns, discount rates and actuarial assumptions.
The expected returns are based on risk-free rates, such as the current London Inter-Bank Offered Rate (“LIBOR”) forward curve. The credit spread is set by using the credit default swap (“CDS”) spreads of a reference portfolio of life insurance companies, adjusted to reflect the subordination of senior debt holders at the holding company level to the position of policyholders at the operating company level (who have priority in payments to other creditors).
For equity volatility, the Company uses a term structure with market based implied volatility inputs for the first five years. Correlations of market returns across underlying indices are based on actual observed market returns and their inter-relationships over a number of years preceding the valuation date. The volume of observable option trading from which volatilities are implied diminishes markedly after five years; and therefore, the Company uses a volatility curve which grades from actual implied volatilities for five years to a long-term forward rate assumptions of 25% in 2009 and 2008. The December 31, 2009 volatility assumption for the S&P 500 index in year 20 is approximately 25.3% expressed at spot rate. Assumptions on policyholder behavior, such as lapses, included in the models are derived in the same way as the assumptions used to measure insurance liabilities. These assumptions are reviewed at each valuation date and updated based on historical experience and observable market data.

The following table provides a summary of the changes in fair value of the Company’s Level 3 liabilities (assets) at December 31, 2009 and 2008:

	December 31, 2009		December 31, 2008
		GMIB		GMIB
	GMWB	Reinsurance	GMWB	Reinsurance
Balance at beginning of period (b)	$114,457	$(79,134)	$13,865	$744

Purchase price adjustment	—	—	(2,243)	(12,884)
Changes in valuation (a)	(68,470)	20,388	102,835	(66,994)

Balance at end of period (b)	$45,987	$(58,746)	$114,457	$(79,134)

(a)	Recorded as a component of policy benefits in the Statements of Income.

(b)	Recorded as a component of future policy benefits in the Balance Sheets.
During 2009 and 2008, the change in valuation is principally being driven by the volatile equity market environment.
Note 4. Investments
Fixed Maturity and Equity Securities
The Company adopted revised guidance for the recognition and presentation of OTTI as of the period ended June 30, 2009. The prior requirement for management to assert that it has the intent and ability to hold an impaired debt security until recovery was replaced with the requirement that management assert if it either has the intent to sell the debt security or if it is more likely than not the entity will be required to sell the debt security before recovery of its amortized cost basis.
As permitted by the guidance, the Company recorded an increase of $3,457 to the opening balance of retained earnings with a corresponding decrease to accumulated OCI on the Statement of Stockholder’s Equity to reclassify the non credit portion of previously other-than-temporarily impaired available-for-sale securities held as of April 1, 2009. The following summarizes the components for this cumulative effect adjustment:

		Net
	Unrealized	Unrealized	Total
	OTTI	Loss on	Cumulative
	on Available-	Available-	Effect
	For-Sale	For-Sale	Adjustment
	Securities	Securities	in OCI
Increase in amortized cost of available-for-sale securities	$241	$12,335	$12,576
Change in VOBA	—	(7,257)	(7,257)
Income tax	(84)	(1,778)	(1,862)

Net cumulative effect adjustment	$157	$3,300	$3,457

The cumulative effect adjustment was calculated for all available-for-sale securities held as of April 1, 2009, for which an OTTI was previously recognized, but as of April 1, 2009, the Company did not intend to sell the security and it was not more likely than not that the Company would be required to sell the security before recovery of its amortized cost, by comparing the present value of cash flows expected to be received as of April 1, 2009, to the amortized cost basis of the available-for-sale securities. The discount rate used to calculate the present value of the cash flows expected to be collected was the rate for each respective available-for-sale security in effect before recognizing any OTTI. In addition, because the carrying amounts of VOBA are adjusted for the effects of realized and unrealized gains and losses on available-for-sale securities, the Company recognized a true-up to the VOBA balances for this cumulative effect adjustment.

The following table summarizes the increase to the amortized cost of the available-for-sale securities as of April 1, 2009, resulting from the recognition of the cumulative effect adjustment:

Fixed maturity securities
Corporate securities	$8,583
Government and government agencies — United States	2,367

Total fixed maturity securities	10,950

Equity securities — preferred stocks — banking securities	1,626

Total	$12,576

The amortized cost and estimated fair value of investments in fixed maturity and equity securities at December 31, 2009 and 2008 were:

	December 31, 2009
					Estimated
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity securities
Corporate securities	$718,740	$23,767	$(8,807)	$(101)	$733,599
Asset-backed securities	118,400	4,830	(8,164)	(3,375)	111,691
Commercial mortgage-backed securities	165,844	1,819	(15,490)	—	152,173
Residential mortgage-backed securities	122,400	3,400	(6,496)	(1,134)	118,170
Municipals	1,551	7	(70)	—	1,488
Government and government agencies
United States	220,313	1,427	(5,912)	—	215,828
Foreign	12,033	369	(60)	—	12,342

Total fixed maturity securities	$1,359,281	$35,619	$(44,999)	$(4,610)	$1,345,291

Equity securities — preferred stocks
Banking securities	$9,246	$—	$(2,885)	$—	$6,361
Other financial services securities	165	198	—	—	363
Other securities	5,791	—	(710)	—	5,081

Total equity securities	$15,202	$198	$(3,595)	$—	$11,805

(1)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

	December 31, 2008
					Estimated
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI	Value
Fixed maturity securities
Corporate securities	$805,324	$4,559	$(76,742)	$—	$733,141
Asset-backed securities	157,735	1,421	(32,838)	—	126,318
Commercial mortgage-backed securities	158,907	—	(39,530)	—	119,377
Residential mortgage-backed securities	140,621	1,875	(14,238)	—	128,258
Municipals	1,635	4	(94)	—	1,545
Government and government agencies
United States	229,878	17,387	(11)	—	247,254
Foreign	16,268	213	(358)	—	16,123

Total fixed maturity securities	$1,510,368	$25,459	$(163,811)	$—	$1,372,016

Equity securities — preferred stocks
Banking securities	$8,551	$—	$(2,600)	$—	$5,951
Other financial services securities	1,568	—	(434)	—	1,134
Other securities	11,580	—	(5,159)	—	6,421

Total equity securities	$21,699	$—	$(8,193)	$—	$13,506

Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.
The amortized cost and estimated fair value of fixed maturity securities by investment grade at December 31, 2009 and 2008 were:

	December 31, 2009		December 31, 2008
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Investment grade	$1,273,913	$1,272,291	$1,432,232	$1,316,909
Below investment grade	85,368	73,000	78,136	55,107

Total fixed maturity securities	$1,359,281	$1,345,291	$1,510,368	$1,372,016

At December 31, 2009 and 2008 the estimated fair value of fixed maturity securities rated BBB- were $38,945 and $39,860, respectively, which is the lowest investment grade rating given by Standard & Poor’s (“S&P”).
The amortized cost and estimated fair value of fixed maturity securities at December 31, 2009 and 2008 by expected maturity were:

	December 31, 2009		December 31, 2008
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Fixed maturity securities
Due in one year or less	$107,985	$108,234	$129,284	$128,424
Due after one year through five years	265,145	273,128	450,331	432,032
Due after five years through ten years	421,437	423,225	285,150	265,360
Due after ten years	158,070	158,670	188,340	172,247

	952,637	963,257	1,053,105	998,063
Mortgage-backed securities and other asset-backed securities	406,644	382,034	457,263	373,953

Total fixed maturity securities	$1,359,281	$1,345,291	$1,510,368	$1,372,016

In the preceding table fixed maturity securities not due at a single maturity date, have been included in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The Company had investment securities with an estimated fair value of $23,819 and $24,910 that were deposited with insurance regulatory authorities at December 31, 2009 and 2008, respectively.
Unrealized Gains (Losses) on Fixed Maturity and Equity Securities
The Company’s investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder’s equity as a component of accumulated other comprehensive income (loss), net of taxes.
The estimated fair value and gross unrealized losses and unrealized OTTI of fixed maturity and equity securities aggregated by length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2009 and 2008 were as follows:

	December 31, 2009
			Gross
	Estimated		Unrealized
	Fair	Amortized	Losses and
	Value	Cost	OTTI (1)
Less than or equal to six months
Fixed maturities
Corporate securities	$169,107	$171,407	$(2,300)
Asset-backed securities	3,690	3,767	(77)
Commercial mortgage-backed securities	11,798	12,094	(296)
Residential mortgage-backed securities	19,885	20,021	(136)
Government and government agencies
United States	25,969	26,201	(232)
Foreign	3,563	3,623	(60)

Total fixed maturity and equity securities	234,012	237,113	(3,101)

Greater than six months but less than or equal to one year
Fixed maturities
Corporate securities	6,173	6,813	(640)
Asset-backed securities	12,892	14,470	(1,578)
Commercial mortgage-backed securities	5,046	5,770	(724)
Residential mortgage-backed securities	4	4	—
Government and government agencies — United States	83,657	89,337	(5,680)

Total fixed maturity and equity securities	107,772	116,394	(8,622)

Greater than one year
Fixed maturities
Corporate securities	81,631	87,599	(5,968)
Asset-backed securities	22,950	32,834	(9,884)
Commercial mortgage-backed securities	50,799	65,269	(14,470)
Residential mortgage-backed securities	19,805	27,299	(7,494)
Municipals	860	930	(70)
Equity securities
Banking securities	6,361	9,246	(2,885)
Other securities	5,081	5,791	(710)

Total fixed maturity and equity securities	187,487	228,968	(41,481)

Total fixed maturity and equity securities	$529,271	$582,475	$(53,204)

(1)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

	December 31, 2008
			Gross
	Estimated		Unrealized
	Fair	Amortized	Losses and
	Value	Cost	OTTI
Less than or equal to six months
Fixed maturities
Corporate securities	$233,191	$262,403	$(29,212)
Asset-backed securities	76,387	100,645	(24,258)
Commercial mortgage-backed securities	99,049	123,037	(23,988)
Residential mortgage-backed securities	7,497	8,114	(617)
Government and government agencies — United States	59,287	59,656	(369)
Equity securities — banking securities	5,950	8,550	(2,600)

Total fixed maturity and equity securities	481,361	562,405	(81,044)

Greater than six months but less than or equal to one year
Fixed maturities
Corporate securities	297,050	344,580	(47,530)
Asset-backed securities	25,270	33,850	(8,580)
Commercial mortgage-backed securities	20,329	35,871	(15,542)
Residential mortgage-backed securities	19,323	32,944	(13,621)
Municipals	838	932	(94)
Equity securities
Other financial services securities	1,134	1,568	(434)
Other securities	6,422	11,581	(5,159)

Total fixed maturity and equity securities	370,366	461,326	(90,960)

Total fixed maturity and equity securities	$851,727	$1,023,731	$(172,004)

The total number of securities in an unrealized loss position was 119 and 330 at December 31, 2009 and 2008, respectively.
The estimated fair value, gross unrealized losses, OTTI and number of securities where the fair value had declined below amortized cost by greater than 20% and greater than 40% at December 31, 2009 and 2008 were as follows:

	December 31, 2009
	Estimated	Gross
	Fair	Unrealized		Number of
	Value	Losses	OTTI	Securities
Decline > 20%
Greater than one year	$68,806	$(28,168)	$(4,509)	17

Total	$68,806	$(28,168)	$(4,509)	17

Decline > 40%
Greater than one year	$12,943	$(10,989)	$—	4

Total	$12,943	$(10,989)	$—	4

	December 31, 2008
	Estimated	Gross
	Fair	Unrealized		Number of
	Value	Losses	OTTI	Securities
Decline > 20%
Less than or equal to six months	$91,210	$(55,383)	$—	43
Greater than six months but less than or equal to one year	89,176	(63,241)	—	35

Total	$180,386	$(118,624)	$—	78

Decline > 40%
Less than or equal to six months	$29,924	$(35,372)	$—	19
Greater than six months but less than or equal to one year	35,682	(38,774)	—	16

Total	$65,606	$(74,146)	$—	35

Unrealized gains (losses) incurred during 2009 and 2008 were primarily due to price fluctuations resulting from changes in interest rates and credit spreads. The Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.
The components of net unrealized loss and OTTI included in accumulated other comprehensive loss, net of taxes were as follows:

	December 31,
	2009	2008
Assets
Fixed maturity securities	$(13,990)	$(138,352)
Equity securities	(3,397)	(8,193)
Deferred policy acquisitions costs	—	1,481
Value of business acquired	(1,219)	45,438

	(18,606)	(99,626)

Liabilities
Policyholder account balances	3,062	(647)
Federal income taxes — deferred	5,440	35,095

	8,502	34,448

Stockholder’s equity
Accumulated other comprehensive loss, net of taxes	$(10,104)	$(65,178)

The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes.
Mortgage Loans on Real Estate
Mortgage loans on real estate consist entirely of mortgages on commercial real estate. Prepayment premiums are collected when borrowers elect to prepay their debt prior to the stated maturity. There were no prepayment premiums for the years ended December 31, 2009 and 2008.
The fair value for mortgage loans on real estate is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and/or similar remaining maturities. The estimated fair value of the mortgages on commercial real estate at December 31, 2009 and 2008 was $67,707 and $70,771, respectively.
Loans are considered impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. A valuation allowance is established when a loan is impaired for the excess carrying value of the loan over its estimated value. In addition to the valuation allowance for specific loans, an allowance is estimated based on a percent of the outstanding loan balance. The valuation allowance at December 31, 2009 and 2008 was $41 and $49, respectively.
The commercial mortgages are geographically diversified throughout the United States with the largest concentrations in Pennsylvania, New Hampshire, California, Virginia, Ohio, and Washington which account for approximately 80% of mortgage loans as of December 31, 2009.
Policy Loans
Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. The estimated fair value of the policy loans at December 31, 2009 and 2008 was $867,361 and $913,882, respectively. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.
Securities Lending
The Company loans securities under securities lending agreements. The amortized cost of securities out on loan at December 31, 2009 and 2008 was $149,374 and $166,427, respectively. The estimated fair value of securities out on loan at December 31, 2009 and 2008 was $145,209 and $173,991, respectively.

Derivatives
The Company uses derivatives to manage the capital market risk associated with the GMWB. The derivatives, which are S&P 500 Composite Stock Price Index futures contracts, are used to hedge the equity risk associated with these types of variable guaranteed products, in particular the claim and/or revenue risks of the liability portfolio. The Company will not seek hedge accounting on these hedges because, in most cases, the derivatives’ change in value will create a natural offset in the Statements of Income with the change in reserves. Net settlements on the futures occur daily. As of December 31, 2009, the Company had 570 outstanding short futures contracts with a notional value of $158,275. As of December 31, 2008, the Company had 990 outstanding short futures contracts with a notional value of $222,775.
Net Investment Income
Net investment income by source for the years ended December 31 was as follows:

	Successor		Predecessor
	2009	2008	2007
Fixed maturity securities	$72,710	$81,569	$72,597
Policy loans on insurance contracts	46,156	48,742	49,497
Cash and cash equivalents	2,816	7,848	9,976
Equity securities	1,409	2,038	3,593
Limited partnerships	(1,545)	(2,376)	3,223
Mortgage loans on real estate	4,706	2,424	—
Other	889	1,103	113

Gross investment income	127,141	141,348	138,999
Less: investment expenses	(4,204)	(6,190)	(2,583)

Net investment income	$122,937	$135,158	$136,416

Realized Investment Gains (Losses)
The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds and gross realized investment gains (losses) from the sale of available-for-sale securities for the years ended December 31 were as follows:

	Successor		Predecessor
	2009	2008	2007
Proceeds	$351,633	$598,127	$262,046
Gross realized investment gains	5,392	4,853	4,119
Gross realized investment losses	(5,507)	(5,861)	(2,064)

Proceeds on available-for-sale securities sold at a realized loss	103,332	268,351	152,277
Net realized investment gains (losses) for the years ended December 31 were as follows:

	Successor		Predecessor
	2009	2008	2007
Fixed maturity securities	$(10,605)	$(14,751)	$1,727
Equity securities	(3,692)	(414)	328
Limited partnerships	1,567	—	—
Mortgage loans on real estate	(531)	(49)	—
Derivatives	(48,105)	37,803	—
Adjustment related to VOBA	3,081	5,132	—

Net realized investment gains (losses)	$(58,285)	$27,721	$2,055

OTTI
If management determines that a decline in the value of an available-for-sale equity security is other-than-temporary, the cost basis is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. For debt securities, the manner in which an OTTI is recorded depends on whether management intends to sell a security or it is more likely than not that it will be required to sell a security in an unrealized loss position before its anticipated recovery. If management intends to sell or more likely than not will be required to sell the debt security before recovery, the OTTI is recognized in earnings for the difference between amortized cost and fair value. If these criteria are not met, the OTTI is bifurcated into two pieces: a credit loss is recognized in earnings at an amount equal to the difference between the amortized cost of the debt security and its net present value, and a non credit loss is recognized in OCI for any difference between the fair value and the net present value of the debt security at the impairment measurement date.

The following tables sets forth the amount of credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts:

Balance, December 31, 2008	$—
Credit losses remaining in retained earnings related to adoption of revised guidance on OTTI (ASC 320)	239
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(1,291)
Credit loss impairment recognized in the current period on securities not previously impaired	2,479
Additional credit loss impairments recognized in the current period on securities previously impaired	18
Accretion of credit loss impairments previously recognized	(6)
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(4)
Accretion previously recognized on securities which matured, paid down, prepaid or were sold during the period	10

Balance, December 31, 2009	$1,445

The components of OTTI reflected in the Statements of Income for the year ended was as follows:

	December 31, 2009
	Total	Portion of	Net OTTI
	OTTI	OTTI Losses	Losses
	Losses on	Recognized	Recognized
	Securities	in OCI	in Income
Gross OTTI losses	$18,929	$4,753	$14,176
DAC, DSI and VOBA	(4,324)	—	(4,324)

Net OTTI Losses	$14,605	$4,753	$9,852

The Company adopted revised guidance on the recognition and presentation of OTTI as of June 30, 2009. The gross cumulative effect of this adoption was a $12,576 adjustment to retained earnings and amortized cost for fixed maturity securities and cost basis for equity securities for the non credit related portion of previously recorded impairments on securities still in inventory at April 1, 2009. Of this, $3,495 related to non credit impairments previously recorded in income during the first quarter of 2009. For the year ended December 31, 2008, the Company recorded gross impairments of $14,208 and associated VOBA amortization of $5,879. For the year ended December 31, 2007, the Company did not any record any OTTI.
Note 5. VOBA, Other Intangibles and Goodwill
VOBA reflects the estimated fair value of in force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, for each block of business, of future policy and contract charges, premiums, mortality, Separate Account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of VOBA. At December 31, 2009, the reversion to the mean assumption was 7.25% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate, while at December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate.

The carrying amount of VOBA for the years ended December 31 was as follows:

	2009	2008
Balance at beginning of year	$581,090	$574,950

Purchase price adjustment	—	(6,759)
Accretion (amortization) expense	(12,272)	30,778
Unlocking	(79,355)	(40,476)
Impairment charge	(63,894)	(27,973)
Adjustment related to realized losses on investments and OTTI	3,081	5,132
Adjustment related to unrealized (gains) losses and OTTI on investments	(53,914)	45,438

Balance at end of year	$374,737	$581,090

During 2009, the Company experienced increased gross profits as a result of market improvements which increased amortization expense. Also during 2009, unlocking was primarily driven by the volatile equity market environment and revisions to policyholder behavior assumptions. During 2008, the Company experienced lower than expected gross profits as a result of market losses which reduced amortization expense and unlocking. In addition, in the first quarter 2009 and fourth quarter 2008, the Company recorded an impairment charge as estimated future gross profits were less than the unamortized balance.
The estimated future amortization of VOBA from 2010 to 2014 is as follows:

2010	$27,691
2011	$29,469
2012	$31,525
2013	$34,153
2014	$36,754
Other intangibles include the estimated fair values of the distribution agreement, the trade name and the non-compete agreement acquired at the acquisition date. The Company reviews other intangible assets when certain events or circumstances exist, while goodwill is reviewed for impairment on an annual basis and on an interim basis when certain events or circumstances exist. However during the 4th quarter 2008, the Company made a business decision to commence selling similar products on affiliate companies through the ML&Co. distribution channel instead of continuing to sell new variable annuities on MLLIC. As a result of this decision, an impairment charge was taken for the entire unamortized other intangible balance ($76,161) and the majority of the goodwill balance ($139,301) except for the amount related to the Company’s state licenses at December 31, 2008.
Note 6. DAC, DSI and UPCR
The Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. At December 31, 2009, the reversion to the mean assumption was 7.25% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate, while at December 31, 2008, the reversion to the mean assumption was 15% gross short-term equity growth rate for five years and thereafter a 9% gross long-term growth rate.

The carrying amount of DAC and DSI for the years ended December 31 was as follows:

	DAC	DSI
Balance, January 1, 2008	$—	$—

Capitalization	22,095	6,975
Accretion	8,038	2,444
Unlocking	(7,343)	(2,187)
Adjustment related to unrealized losses and OTTI on investments	1,481	—

Balance, December 31, 2008	24,271	7,232

Capitalization	14,545	1,521
Amortization	(7,973)	(2,495)
Unlocking	(2,632)	38
Adjustment related to unrealized gains and OTTI on investments	(1,481)	—

Balance, December 31, 2009	$26,730	$6,296

Equity market improvements in 2009 as compared to 2008 caused higher amortization expense as a result of increasing gross profits. During 2008, the Company experienced lower than expected gross profits as a result of market losses which reduced amortization expense and unlocking.
As of December 31, 2007, the UPCR balance was zero as a result of push down accounting at the acquisition date. The components of accretion (amortization) of UPCR for the year ended December 31, 2007 was as follows:

Predecessor
2007
Accretion	$2,874
Unlocking	(4,815)

Total amortization of UPCR	$(1,941)

During 2007, the Company revised its mortality assumptions and historical claims relating to its variable universal life insurance product resulting in unfavorable unlocking.
Note 7. Variable Contracts Containing Guaranteed Benefits
Variable Annuity Contracts Containing Guaranteed Benefits
Prior to September 30, 2009, the Company issued variable annuity contracts in which the Company may have contractually guaranteed to the contract owner a guaranteed minimum death benefit (“GMDB”) and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company included a guaranteed minimum income benefit (“GMIB”) and a guaranteed minimum withdrawal benefit (“GMWB”). Information regarding the general characteristics of each guaranteed benefit type is provided below:
•	In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals.
•	In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised.
•	Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments regardless of the impact of market performance on the contract owner’s account value. In general, withdrawal percentages are based on the contract owner’s age at the time of the first withdrawal.

The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

2009	GMDB	GMIB	GMWB
Net amount at risk (a)	$1,415,524	$7,024	$150,197

Average attained age of contract owners	71	61	69

Weighted average period remaining until expected annuitization	n/a	3.9 yrs	n/a

2008
Net amount at risk (a)	$2,631,834	$93,436	$274,296

Average attained age of contract owners	68	61	70

Weighted average period remaining until expected annuitization	n/a	6.0 yrs	n/a

(a)	Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMWB is defined as the present value of the minimum guaranteed withdrawals available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date.
The Company records liabilities for contracts containing GMDB and GMIB provisions as a component of future policy benefits in the Balance Sheets. Changes in these guaranteed benefit liabilities are included as a component of policy benefits in the Statement of Income. The GMDB and GMIB liabilities are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and policyholder behavior assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings (“unlocking”), if actual experience or evidence suggests that earlier assumptions should be revised.
The changes in the variable annuity GMDB and GMIB liabilities for the years ended December 31 were as follows:

	GMDB	GMIB
Balance, January 1, 2008	$74,641	$—

Purchase price adjustment	(7,887)	—
Guaranteed benefits incurred	22,420	7,939
Guaranteed benefits paid	(28,447)	—
Unlocking	85,162	10,596

Balance, December 31, 2008	145,889	18,535

Guaranteed benefits incurred	43,197	18,781
Guaranteed benefits paid	(52,139)	—
Unlocking	8,586	1,853

Balance, December 31, 2009	$145,533	$39,169

During 2009, the small decline in the GMDB liability was primarily due to equity market improvements partially offset by revisions to policyholder behavior assumptions. During 2009, the increase in the GMIB liability was primarily due to revisions to policyholder behavior assumptions partially offset by the favorable impact of improved equity markets in the latter half of 2009. The substantial increase in the GMDB and GMIB liabilities in 2008 was primarily due to significant market declines during the latter half of 2008.

At December 31, contract owners’ account balances by mutual fund class by guaranteed benefit provisions were comprised as follows:

				Money
	Equity	Bond	Balanced	Market	Other	Total
2009
GMDB Only	$1,786,028	$768,644	$571,784	$238,924	$4,824	$3,370,204
GMDB and GMIB	1,183,035	354,188	404,155	58,510	14,107	2,013,995
GMDB and GMWB	425,882	78,613	188,216	4,312	7,698	704,721
GMWB only	165,990	29,866	75,097	1,809	2,995	275,757
GMIB only	97,595	14,463	44,919	1,866	2,452	161,295
No guaranteed benefit	16,518	4,357	15,703	2,264	1,150	39,992

Total	$3,675,048	$1,250,131	$1,299,874	$307,685	$33,226	$6,565,964

2008
GMDB Only	$1,712,586	$764,563	$532,448	$223,531	$3,388	$3,236,516
GMDB and GMIB	880,425	348,784	338,704	77,037	9,316	1,654,266
GMDB and GMWB	260,347	73,349	154,400	4,362	6,455	498,913
GMWB only	104,486	29,037	62,796	2,796	2,416	201,531
GMIB only	64,495	13,808	33,159	1,667	1,520	114,649
No guaranteed benefit	14,678	4,664	12,583	2,504	366	34,795

Total	$3,037,017	$1,234,205	$1,134,090	$311,897	$23,461	$5,740,670

Variable Life Contracts Containing Guaranteed Benefits
The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract’s account value.
At December 31, contract owners’ account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

	2009	2008
Balanced	$733,429	$537,761
Equity	562,073	757,526
Bond	228,272	128,794
Money Market	224,095	292,345

Total	$1,747,869	$1,716,426

Note 8. Federal Income Taxes
The following is a reconciliation of the provision for income taxes based on income (loss) before federal income taxes, computed using the federal statutory rate versus the reported provision for income taxes for the years ended December 31.

	Successor		Predecessor
	2009	2008	2007
Provisions for income taxes computed at Federal statutory rate (35%)	$(38,911)	$(79,190)	$55,857
Increase (decrease) in income taxes resulting from:
Dividend received deduction	(8,890)	(7,420)	(4,783)
Tax credits	(1,386)	(884)	(2,002)
Tax goodwill amortization	—	(431)	—
Valuation allowance on deferred tax assets	145,504	—	—
Provision to return adjustment	(7,955)	—	—
Uncertain tax positions	3,623	—	—
Other	(57)	6	—

Federal income tax provision	$91,928	$(87,919)	$49,072

Effective tax rate	-83%	39%	31%

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes.
Deferred tax assets and liabilities at December 31 were as follows:

	December 31,
	2009	2008
Deferred tax assets
DAC	$113,381	$125,732
Net operating and capital loss carry forward	68,655	110,255
Intangible assets	64,582	67,556
Investment adjustments	11,144	49,527
Policyholder account balances	20,525	—
Tax VOBA	81	88
Liability for guaranty fund assessments	1,741	679
Tax credits	9,479	—
Other	(477)	1,939

Total deferred tax assets	289,111	355,776
Valuation allowance	(145,504)	—

Net deferred tax assets	143,607	355,776

Deferred tax liabilities
Book VOBA	131,158	203,382
DAC	11,559	11,026
Policyholder account balance	—	24,325

Total deferred tax liabilities	142,717	238,733

Total net deferred tax asset	$890	$117,043

The valuation allowance for deferred tax assets at December 31, 2009 was $145,504. There was no valuation allowance at December 31, 2008. The valuation allowance is related to a net operating loss carryforward and other deferred tax assets that, in the judgment of management, is not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that all or some of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on generation of further taxable income during the periods in which those temporary differences are deductible. Management considers the scheduled reversal of deferred tax liabilities, projected taxable income, and tax-planning strategies in making the assessment.
The Company has analyzed all material tax positions under the guidance of ASC 740, Income Taxes, related to the accounting for uncertainty in income tax, and determined that there were no tax benefits that should not be recognized as of December 31, 2008. Additions as of December 31, 2009 are based on tax positions related to the prior year of $3,623, which primarily relates to uncertainty regarding the sustainability of certain deductions taken on the 2008 U.S. Federal income tax return. There were no additions based on tax positions related to the current year. To the extent these unrecognized tax benefits are ultimately recognized, they will not impact the effective tax rate in a future period. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.
At December 31, 2009 and 2008, the Company had an operating loss carryforward for federal income tax purposes of $176,009 (net of the ASC 740 reduction of $10,351) and $314,582, respectively, with a carryforward period of fifteen years that expire at various dates up to 2024. In addition, at December 31, 2009, the Company also has a capital loss carryforward for federal income tax purposes of $9,796 with a carryforward period of five years that will expire at various dates up to 2014. At December 31, 2009, the Company had a foreign tax credit carryforward of $5,810 with a carryforward period of ten years that will expire at various dates up to 2019. Also at December 31, 2009, the Company had an Alternative Minimum Tax tax credit carryforward for federal income tax purposes of $3,668 with an indefinite carryforward period.
The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company did not recognize penalty expense in its financial statements as of December 31, 2009 and 2008. The Company recognized interest expense of $119 as of December 31, 2009. The Company did not recognize interest expense as of December 31, 2008.

The Company files a separate federal income tax return for the years 2008 through 2012. Beginning in 2013 and assuming no changes in ownership, the Company will join the affiliated consolidated tax group. A tax return has been filed for 2008, but no examination by the Internal Revenue Service has yet commenced.
Note 9. Stockholder’s Equity and Statutory Accounting Principles
The Company’s statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Arkansas. The State of Arkansas has adopted the National Association of Insurance Commissioners’ (“NAIC”) statutory accounting principles as the basis of its statutory accounting principles.
The Company’s statutory net income (loss) for the years ended December 31, 2009, 2008 and 2007 was $225,287, ($259,862), and $108,791, respectively.
Statutory capital and surplus at December 31, 2009 and 2008 was $599,014 and $356,135, respectively. At December 31, 2009 and 2008, approximately $282,663 and $35,593, respectively, of stockholder’s equity was available for dividend distribution that would not require approval by the Arkansas Insurance Department. During 2009, the Company did not receive any capital contributions from AUSA. During 2008, the Company received $250,000 of capital contributions from AUSA. During 2009 and 2008, the Company did not pay any dividends to AUSA.
The NAIC utilizes the Risk Based Capital (“RBC”) adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should hold based upon that company’s risk profile. As of December 31, 2009 and 2008, based on the RBC formula, the Company’s total adjusted capital level was above the minimum amount of capital required to avoid regulatory action.
Note 10. Reinsurance
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily quota share coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $1,000 on single and joint life policies. Effective second quarter of 2008, the Company began to recapture the majority of its life reinsurance, which is expected to be finalized in the first half of 2010.
Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2009 and 2008, reinsurance receivables were $35,806 and $14,219 respectively, of which the majority ($29,682 and $10,026, respectively) related to the recapture of life reinsurance and refined calculations in conjunction with system conversions. At December 31, 2009 and 2008, these reinsurance receivables were primarily from Swiss Re, Lincoln National Life Insurance Company, Reinsurance Group of America (“RGA”), Employers Reassurance Corporation (“ERAC”), and Munich American Reassurance Company. As of December 31, 2009, the Company held collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $399 that can be drawn upon for delinquent reinsurance receivables.
At December 31, 2009, the Company had the following life insurance inforce:

Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed to
	amount	companies	companies	amount	net
Life insurance inforce	$7,255,580	$2,002,598	$626	$5,253,608	0.01%
The Company is party to an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer’s variable annuity contracts sold from January 1, 1997 to June 30, 2001.
In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2009, 45% and 12% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured. As of December 31, 2008, 49% and 5% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.

Note 11. Related Party Transactions
As of December 31, 2009, the Company had the following related party agreements in effect:
The Company is party to a common cost allocation service agreement between AUSA companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. During 2009 and 2008, the Company incurred $24,844 and $5,221, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.
The Company is party to intercompany short-term note receivable arrangements with its parent and affiliates at various times during the year. On June 29, 2009, the Company had an intercompany short-term note receivable of $40,000 with an interest rate of 0.30% that is due June 29, 2010. On September 29, 2009 the Company also had an intercompany short-term note receivable of $20,000 with an interest rate of 0.25% that was due September 29, 2010, but was paid in full on December 31, 2009. At December 31, 2008, the Company was not party to any outstanding intercompany short-term note receivable. During 2009 and 2008, the Company accrued and/or received $108 and $1,669 respectively, of interest. Interest related to these arrangements is included in net investment income.
AEGON USA Realty Advisors, Inc. acts as the manager and administrator for the Company’s mortgage loans on real estate under an administrative and advisory agreement with the Company. Charges attributable to this agreement are included in net investment income. During 2009 and 2008, the Company incurred $163 and $70, respectively, under this agreement. There were no mortgage loan origination fees during 2009. Mortgage loan origination fees of $25 were capitalized and included on the Balance Sheet under mortgage loans on real estate during 2008. Mortgage loan origination fees are amortized into net investment income over the life of the mortgage loans.
AEGON USA Investment Management, LLC acts as a discretionary investment manager under an investment management agreement with the Company. During 2009 and 2008, the Company incurred $2,207 and $2,029, respectively, in expenses under this agreement. Charges attributable to this agreement are included in net investment income.
Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. During 2009 and 2008, the Company incurred $4,002 and $6,498, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.
Transamerica Capital, Inc. provides underwriting services for the Company under an underwriting agreement. During 2009 and 2008, the Company incurred $47,569 and $29,734, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.
Transamerica Asset Management, Inc. acts as the investment advisor for certain related party funds in the Company’s Separate Accounts under an administrative services agreement. Revenue attributable to this agreement is included in policy charge revenue. During 2009, the Company did not receive revenue under this agreement. During 2008, the Company received $25 in revenue under this agreement.
The Company has a participation agreement with Transamerica Series Trust to offer certain funds in the Company’s Separate Accounts. Transamerica Capital, Inc. acts as the distributor for said related party funds. The Company has entered into a distribution and shareholder services agreement for certain of the said funds. Revenue attributable to this agreement is included in policy charge revenue. During 2009 and 2008, the Company received $44 and $8, respectively, in revenue under this agreement.
The Company has a reinsurance agreement with Transamerica Life Insurance Company. During 2009 and 2008, the Company incurred $268 and $257, respectively in reinsurance premium ceded expense under this agreement and there were no reinsurance recoveries on death claims incurred.
The Company is party to the purchasing and selling of investments between various affiliated companies. The investments are purchased and sold at fair value and are included in fixed maturity available-for-sale securities and mortgage loans on real estate in the Balance Sheets. During 2009, there were no purchases of investments from affiliated companies. During 2009, the Company sold $78,525 and $2,961 of fixed maturity available-for-sale securities and mortgage loans on real estate, respectively to affiliates. During 2008, the Company purchased $204,892 and $68,794 of fixed maturities available-for-sale securities and mortgage loans on real estate, respectively, from affiliates. During 2008, the Company sold $34,959 of fixed maturities available-for-sale securities to an affiliated company.

While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party’s representations and contractual obligations thereunder.
Prior to December 28, 2007, the Company had the following affiliated agreements in effect:
The Company and Merrill Lynch Insurance Group, Inc. (“MLIG”) were parties to a service agreement whereby MLIG agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement were reimbursed by the Company on an allocated cost basis. Charges allocated to the Company by MLIG pursuant to the agreement were $27,017 for 2007. Charges attributable to this agreement were included in insurance expenses and taxes, except for investment related expenses, which were included in net investment income. The Company was allocated interest expense on its accounts payable to MLIG that approximates the daily federal funds rate. Total intercompany interest incurred was $501 for 2007. Intercompany interest was included in net investment income.
The Company had a general agency agreement with Merrill Lynch Life Agency Inc. (“MLLA”) whereby registered representatives of Merrill Lynch, Pierce, Fenner & Smith, Incorporated, who are the Company’s licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA was paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $61,916 for 2007. Certain commissions were capitalized as DAC and were being amortized in accordance with the accounting policy discussed in Note 6. Charges attributable to this agreement were included in insurance expenses and taxes, net of amounts capitalized.
MLIG had entered into agreements with i) Roszel Advisors, LLC (“Roszel”), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust (“the Trust”) and ii) the former Merrill Lynch Investment Managers, L.P. (“MLIM”), now BlackRock, Inc, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Mercury Variable Trust, (collectively, “the Funds”). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust and the Funds in connection with the variable life insurance and annuity contracts the Company had inforce. Under these agreements, Roszel and MLIM pay MLIG an amount equal to a percentage of the assets invested in the Trust and the Funds through the Separate Accounts. Revenue attributable to these agreements is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation from Roszel in the amount of $2,560 during 2007.
Note 12. Commitments and Contingencies
State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state’s life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer’s contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2009 and 2008, the Company’s estimated liability for future guaranty fund assessments was $4,974 and $5,704, respectively. If future insolvencies occur, the Company’s estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.
In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position, results of operations or cash flows of the Company.
Note 13. Segment Information
In reporting to management, the Company’s operating results are categorized into two business segments: Annuity and Life Insurance. The Company’s Annuity segment consists of variable annuities and interest-sensitive annuities. The Company’s Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The accounting policies of the business segments are the same as those for the Company’s financial statements included herein. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management.

The “Other” category, presented in the following segment financial information, represents net revenues and net earnings on invested assets that do not support annuity or life insurance contract owner liabilities. Subsequent to the acquisition, management no longer considers “Other” a category for segment reporting purposes. It is impracticable to restate the prior period segment information as well as disclosing the information under both the old basis and the new basis of reporting. Therefore, the predecessor information is shown under the old basis, three segments – annuity, life insurance and other, while the successor information is shown under the new basis, two segments – annuity and life insurance.
The following tables summarize each business segment’s contribution to select Statements of Income categories for the years ended December 31.

	Successor
	2009
		Life
	Annuity	Insurance	Total
Net revenues (a)	$101,449	$87,574	$189,023

Policy benefits (net of reinsurance)	22,043	29,061	51,104

Federal income tax expense	34,469	57,459	91,928

Net loss	(174,999)	(28,102)	(203,101)

	Successor
	2008
		Life
	Annuity	Insurance	Total
Net revenues (a)	$215,885	$96,214	$312,099

Policy benefits (net of reinsurance)	161,650	28,928	190,578

Federal income tax expense (benefit)	(94,215)	6,296	(87,919)

Net income (loss)	(158,462)	20,123	(138,339)

	Predecessor
	2007
		Life
	Annuity	Insurance	Other	Total
Net revenues (a)	$200,295	$97,351	$14,433	$312,079

Policy benefits (net of reinsurance)	15,291	26,995	—	42,286

Federal income tax expense	30,380	13,640	5,052	49,072

Net income	72,244	28,894	9,381	110,519

(a)	Net revenues include total revenues net of interest credited to policyholder liabilities.

The following tables represent select Balance Sheet information at December 31:

		Total
	Total	Policyholder
	Assets	Liabilities
2009
Annuity	$7,836,365	$641,030
Life Insurance	3,776,587	1,457,865

Total	$11,612,952	$2,098,895

2008
Annuity	$7,338,124	$742,423
Life Insurance	3,775,659	1,547,003

Total	$11,113,783	$2,289,426

PART C OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

(1)	(a)	Resolution of the Board of Directors of Transamerica Advisors Life Insurance Company authorizing establishment of the Separate Account. Note 1

(2)		Not Applicable.

(3)	(a)	Form of Amended and Restated Principal Underwriting Agreement by and between Transamerica Capital, Inc. and Transamerica Advisors Life Insurance Company. Note 7

	(b)	Form of Broker/Dealer and Life Insurance Company Products Sales Agreement. Note 2

(4)	(a)	Form of Policy. Note 3

	(b)	Form of Individual Retirement Annuity Endorsement. Note 3

	(c)	Form of Tax Sheltered Annuity Endorsement. Note 3

(5)	(a)	Form of Application. Note 3

(6)	(a)	Articles of Incorporation of Transamerica Advisors Life Insurance Company. Note 6

	(b)	ByLaws of Transamerica Advisors Life Insurance Company. Note 6

(7)		Reinsurance Agreements.

	(a)	GMDB Reinsurance Agreement between MLLIC and ACE Tempest and Amendment No. 1. Note 4

	(a)(1)	Amendment No. 2 to the GMDB Reinsurance Agreement. Note 4

	(b)	GMIB Reinsurance Agreement between MLLIC and ACE Tempest Agreement and Amendments No. 1 and 2. Note 4

	(b)(1)	Amendment No. 3 to the GMIB Reinsurance Agreement. Note 4

	(c)	DBER Reinsurance Agreement between MLLIC and ACE Tempest and Amendments No. 1 and 2. Note 4

	(c)(1)	Amendment No. 3 to the DEBR Reinsurance Agreement. Note 4

(8)	(a)	Participation Agreement (AIM). Note 5.

	(a)(1)	Amendment No. 2 to Participation Agreement (AIM). Note 6

	(a)(2)	Amendment No. 6 to Participation Agreement (AIM). Note 6

	(a)(3)	Amendment No. 7 to Participation Agreement (AIM ). Note 6

	(a)(4)	Amendment No. 9 to Participation Agreement (AIM). Note 6

	(b)	Participation Agreement (AllianceBernstein). Note 6

	(b)(1)	Amendment 4 to Participation Agreement (AllianceBernstein). Note 6

	(b)(2)	Amendment 8 to Participation Agreement (AllianceBernstein). Note 6

	(b)(3)	Amendment 9 to Participation Agreement (AllianceBernstein). Note 6

	(b)(4)	Amendment 10 to Participation Agreement (AllianceBernstein). Note 6

	(c)	Participation Agreement (American Century). Note 6

	(c)(1)	Amendment No. 1 to Participation Agreement (American Century). Note 6

	(d)	Participation Agreement (BlackRock). Note 6

	(d)(1)	Amendment No. 5 to Participation Agreement (BlackRock). Note 6

	(d)(2)	Amendment to Fund Participation Agreement (BlackRock). Note 6

	(e)	Participation Agreement (Davis). Note 6

	(f)	Participation Agreement (Federated). Note 6

	(f)(1)	Amendment No. 1 to Participation Agreement (Federated). (Note) 6

	(g)	Participation Agreement (MFS). Note 6

	(g)(1)	Amendment No. 2 to Participation Agreement (MFS). Note 6

	(h)	Participation Agreement (PIMCO). Note 6

	(h)(1)	Amendment No. 1 to Participation Agreement (PIMCO). Note 6

	(i)	Participation Agreement (Seligman). Note 6

(9)	(a)	Opinion and Consent of Counsel. Note 7

	(b)	Consent of Counsel. Note 7

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 7

(11)		Not applicable.

(12)		Not applicable.

(13)		Powers of Attorney. (R. Frederick, J. Mallett, E. Martin, L. Olejniczak) Note 6.

Note 1.	Incorporated herein by reference to Post-Effective Amendment No. 10 to form N-4 Registration Statement (File No. 33-43773) on December 10, 1996.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 6 to form N-4 Registration Statement (File No. 333-125817) on February 15, 2008.

Note 3.	Filed with Initial Filing to form N-4 Registration Statement (File No. 333-90243) on November 3, 1999.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 32 to form N-4 Registration Statement (File No. 33-43773) on April 28, 2009.

Note 5.	Incorporated herein by reference to Post-Effective Amendment No. 11 to form N-4 Registration Statement (File No. 33-43773) on April 24, 1997.

Note 6.	Filed with Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-90243) dated September 30, 2010.

Note 7.	Filed herewith.
Item 25. Directors and Officers of the Depositor (Transamerica Advisors Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Robert R. Federick	Director and Senior Vice President
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499-0001

John T. Mallett	Director and Vice President
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499-0001

Eric J. Martin	Director, Treasurer, Vice President, Chief Financial
4333 Edgewood Road, N.E.	Officer and Corporate Controller
Cedar Rapids, Iowa 52499-0001

Lonny J. Olejniczak	Director and President
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499-0001

Darin D. Smith	Vice President and Assistant Secretary
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499-0001

Item 26.	Persons Controlled By or under Common Control With the Depositor or Registrant.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	Ownership split between AEGON Canada Holding B.V. and TIHI Canada Holding, LLC	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management(Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans Investment in mortgages

AEGON Core Mortgage Fund, LP	Delaware	General Partner — AEGON-CMF GP, LLC	Investment in mortgages

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	(Canada) B.V. 100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc. AEGON International B.V.	Delaware Netherlands	100% Commonwealth General Corporation 100% AEGON N.V.	Provider of investment, marketing and administrative services to insurance companies Holding company

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (74.8759%) ; Monumental Life Insurance Company (25.1241%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member — AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners — Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner — AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

Capmark Affordable Tax Credit Fund II, LLC	Delaware	100% owned by Garnet LIHTC Fund VIII, LLC	Investments

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan-American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member — Diverisified Investment Advisors, Inc.	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved

Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member — Life Investors Financial Group, Inc.	Direct sales of term life insurance

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.958905%); Monumental Life Insurance Company (6.301370%); Transamerica Financial Life Insurance Company (2.739725%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager:	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	AEGON USA Realty Advisors, Inc. Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	California	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote — AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	Sole Member — Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member — Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Canada Holding, LLC	Iowa	Sole Member — Transamerica International Holdings, Inc.	Holding company

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda — - will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. — sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company — sole Member	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company — sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

	Jurisdiction of	Percent of Voting
Name	Incorporation	Securities Owned	Business
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of	Wyoming	100% World Financial Group	Insurance agency

Wyoming, Inc.		Insurance Agency, Inc.

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contract Owners
As of October 31, 2010, there were 2,815 Contract owners.
Item 28. Indemnification
The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:
Amended and Bylaws of Transamerica Advisors Life Insurance Company, Article VI
Sections 1, 2, 3 And 4 — Indemnification
     Section 1. Actions Other Than by or in the Right of the Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.
     Section 2. Actions by or in the Right of the Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.
     Section 3. Right to Indemnification. To the extent that a director, officer of employee of the of the Corporation has been successful on the merits or otherwise, in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith.
     Section 4. Determination of Right to Indemnification. Any indemnification under Sections 1 and 2 or this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that Indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

Item 29. Principal Underwriters
(a) Transamerica Capital, Inc. serves as the principal underwriter for:
Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account GG, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VUL-3 Separate Account VUL A Separate Account VL, Separate Account VUL-1, Separate Account VUL-2, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.
Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.
Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.
Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.
Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.
Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.
Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b) Directors and Officers of Transamerica Capital, Inc.:

	Principal
Name	Business Address	Position and Offices with Underwriter
Thomas A. Swank	(1)	Director

David W. Hopewell	(1)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

Blake S. Bostwick	(2)	Chief Operations Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Wesley J. Hodgson	(2)	Assistant Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Ressin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Secretary

Elizabeth Belanger	(6)	Assistant Vice President

Jeff Carnal	(7)	Assistant Vice President

Julie Allomong	(7)	Assistant Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S. Syracuse St. Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville , KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(6)	440 Mamaroneck Avenue, Harrington, NY 10528

(7)	1150 South Olive, Los Angeles, CA 90015
(c) Compensation to Principal Underwriter:

	Net Underwriting
	Discounts and	Compensation on	Brokerage
Name of Principal Underwriter	Commissions(1)	Redemption	Commissions	Compensation
Transamerica Capital, Inc.	$2,608,159.00	0	0	0

(1)	Fiscal Year 2009
Item 30. Location of Accounts and Records
The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Advisors Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.
Item 31. Management Services.
Not Applicable.
Item 32. Undertakings
(a)	Registrant undertakes to file a post-effective amendment to the registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contract may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c)	Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	Transamerica Advisors Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Advisors Life Insurance Company.

(e)	Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 1st day of December, 2010.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY Depositor
*
Lon J. Olejniczak
President and Director

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

*	Director and President		,

Lon J. Olejniczak		2010

*	Director and Senior Vice		,
Robert R. Frederick	President	2010

*	Director and Vice President		,

John T. Mallett		2010

*	Director, Treasurer, Vice		,
Eric J. Martin	President, Chief Financial	2010
	Officer and Corporate Controller

/s/ Darin D. Smith	Vice President and Assistant	December 1	,

Darin D. Smith	Secretary	2010

*By: Darin D. Smith — Attorney-in-Fact pursuant to Powers of Attorney filed herewith.

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(3)(a)	Amended and Restated Principal Underwriting Agreement
(9)(a)	Opinion and Consent of Counsel
(9)(b)	Consent of Counsel
(10)(a)	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.